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ANNUAL REPORT                                                             [LOGO]
DECEMBER 31, 2001             A Report of the TIFF INVESTMENT PROGRAM

 MESSAGE FROM THE PRESIDENT

                         February 26, 2002

Dear TIFF Member:

We are pleased to present the TIFF mutual funds Annual Report for December 31, 2001.

As you know, the TIFF Investment Program comprises a family of multi-manager, commingled funds open exclusively to 501(c)(3) organizations. TIFF administers five mutual funds at present: Multi-Asset, International Equity, US Equity, Bond, and Short-Term. All of the TIFF funds enable member organizations to delegate to TIFF responsibility for time-intensive tasks of selecting money managers and other vendors. The Multi-Asset Fund goes beyond this by providing members with an opportunity to also delegate to TIFF responsibility for the all-important task of asset allocation.

We are very gratified by the favorable reception that TIFF has received from the non-profit community. We would welcome the opportunity to discuss this exciting initiative with eligible investors.

For further information about TIFF, please call us at 434-817-8200 or visit our Website at www.tiff.org.

                         Sincerely,

                                                                     [SIGNATURE]
                         David A. Salem
                         President and CEO

 CONTENTS

TIFF Multi-Asset Fund
/ / Performance...................................   3
/ / Schedule of Investments.......................   4

TIFF International Equity Fund
/ / Performance...................................  12
/ / Schedule of Investments.......................  13

TIFF US Equity Fund
/ / Performance...................................  18
/ / Schedule of Investments.......................  19

TIFF Bond Fund
/ / Performance...................................  23
/ / Schedule of Investments.......................  24

TIFF Short-Term Fund
/ / Performance...................................  29
/ / Schedule of Investments.......................  30

Statement of Assets and Liabilities...............  32

Statement of Operations...........................  34

Statement of Changes in Net Assets................  36

Financial Highlights..............................  39

Notes to Financial Statements.....................  44

Report of Independent Accountants.................  58

Directors and Principal Officers..................  59

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Copyright -C- 2002 / / All rights reserved / / This report may not be reproduced or distributed without written permission from TIFF.
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                                       2
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  TIFF MULTI-ASSET FUND                                      DECEMBER 31, 2001

POLICY CONSIDERATIONS: The Fund seeks to achieve its objective through two means: (1) diversification across multiple asset classes ("segments") and
(2) active security selection. To facilitate the assessment of the active strategies pursued by the Fund's managers, staff keeps track of a Constructed Index that reflects returns on passive indices appropriate to each segment, weighted by each segment's policy allocation and rebalanced monthly. Because the strategies pursued by the Fund typically entail multi-year time horizons, the Fund seeks to outperform the Index over full market cycles, as defined above, rather than shorter-term periods.

PERFORMANCE EVALUATION: During 2001, the Fund once again outperformed the markets in which it invests as measured by the Constructed Index. Alas, the same sensible long-term thinking that causes the Fund to favor strategies which have generated considerable value-added in recent years also causes it to maintain material exposure to common stocks (at least 50% of Fund capital) at all times. In an environment as ugly for stocks as the last 21 months, it's virtually impossible for a diversified but nonetheless stock-laden portfolio such as MAF to generate positive absolute returns. While the Fund has outperformed the Constructed Index since March 31, 2000, by a comfortable margin, it has shed 1% of its value during the last nine months of 2000 and a further 3% in 2001. This is hardly cause for celebration, but neither are the Fund's modest losses since March 2000 cause for despair. Rather, they should be viewed as the price that investors must pay in order to participate in the incremental returns that ownership provides relative to creditorship over the long term. The Fund's equity segments remain modestly biased against very large capitalization stocks and modestly biased toward value stocks. The Fund's resource-related stocks also display a small cap bias because the segment's benchmark is dominated by a handful of giant resource firms that the segment's manager has elected to underweight. The Fund's foreign stock segment also tends to display certain country biases. These are the product of how individual managers allocate research time as well as managers' idiosyncratic valuation metrics. TIFF monitors the Fund's country weights and intervenes as needed by buying or selling stock index futures to keep them within tolerable bounds. As a hedge against deflation, 15% of the Fund is normally invested in conventional bonds. An additional 10% is normally invested in inflation-linked bonds, as a hedge against the other disaster scenario for equities (very high inflation). Staff uses futures as needed to keep the Fund's overall duration within tolerable bounds. At year-end, the Fund's duration exposure was approximately equal to that of its Constructed Index and the average credit rating of the Fund's bond holdings was AA.

                                                         TOTAL RETURN*
                                           ------------------------------------------
                                                TIFF         CPI +
                                            Multi-Asset      5% per     Constructed
                                               Fund**        annum        Index***
                                           ------------------------------------------
                    Calendar Year 2001            (3.34%)     6.62%            (4.23%)
                    3-Year Annualized              6.67%      7.65%             3.40%
                    5-Year Annualized              5.10%      7.28%             7.12%
                    Annualized since
                      Inception**                  7.96%      7.41%             8.91%
                    Cumulative since
                      Inception**                 67.77%     62.13%            78.07%

                        GROWTH OF A $100,000 INVESTMENT

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

          TIFF MULTI-ASSET FUND  CPI + 5%  CONSTRUCTED MAF BENCHMARK
3/31/95                $100,000  $100,000                   $100,000
4/30/95                $101,500  $100,738                   $102,416
5/31/95                $103,100  $101,347                   $104,093
6/30/95                $103,700  $101,961                   $104,621
7/31/95                $106,852  $102,376                   $107,943
8/31/95                $107,255  $103,062                   $106,923
9/30/95                $109,066  $103,684                   $109,137
10/31/95               $108,563  $104,445                   $108,065
11/30/95               $110,575  $104,802                   $110,923
12/31/95               $114,078  $105,161                   $113,550
1/31/96                $115,718  $106,206                   $115,211
2/29/96                $116,948  $106,982                   $115,732
3/31/96                $119,101  $107,971                   $117,050
4/30/96                $122,483  $108,827                   $119,281
5/31/96                $124,225  $109,479                   $119,798
6/30/96                $122,893  $109,995                   $119,770
7/31/96                $118,794  $110,653                   $116,926
8/31/96                $121,059  $111,315                   $118,534
9/30/96                $124,147  $112,122                   $121,578
10/31/96               $125,794  $112,934                   $122,695
11/30/96               $129,627  $113,608                   $126,996
12/31/96               $130,848  $114,071                   $126,257
1/31/97                $133,772  $114,895                   $127,375
2/28/97                $133,556  $115,725                   $128,059
3/31/97                $130,631  $116,486                   $126,520
4/30/97                $130,956  $117,106                   $128,415
5/31/97                $137,239  $117,510                   $134,408
6/30/97                $140,055  $118,135                   $138,857
7/31/97                $144,723  $118,764                   $143,566
8/31/97                $143,305  $119,469                   $138,587
9/30/97                $148,867  $120,253                   $144,434
10/31/97               $141,233  $121,042                   $138,987
11/30/97               $137,636  $121,460                   $138,810
12/31/97               $137,909  $121,805                   $140,330
1/31/98                $136,370  $122,528                   $142,032
2/28/98                $141,579  $123,254                   $147,814
3/31/98                $147,024  $123,985                   $151,998
4/30/98                $149,984  $124,719                   $153,888
5/31/98                $148,090  $125,458                   $151,815
6/30/98                $146,669  $126,122                   $153,093
7/31/98                $143,929  $126,791                   $151,888
8/31/98                $127,924  $127,463                   $139,326
9/30/98                $129,716  $128,138                   $145,115
10/31/98               $133,657  $128,974                   $152,248
11/30/98               $136,357  $129,499                   $157,091
12/31/98               $138,217  $129,947                   $161,067
1/31/99                $139,306  $130,793                   $161,973
2/28/99                $137,248  $131,485                   $159,043
3/31/99                $141,363  $132,420                   $164,674
4/30/99                $149,472  $133,923                   $171,594
5/31/99                $146,931  $134,468                   $167,196
6/30/99                $152,014  $135,015                   $171,806
7/31/99                $153,493  $135,971                   $172,350
8/31/99                $154,472  $136,851                   $172,419
9/30/99                $154,105  $138,063                   $172,755
10/31/99               $157,652  $138,872                   $177,364
11/30/99               $161,321  $139,521                   $181,015
12/31/99               $169,522  $140,089                   $188,981
1/31/00                $166,868  $141,076                   $184,034
2/29/00                $168,132  $142,487                   $186,696
3/31/00                $174,958  $144,242                   $193,048
4/30/00                $170,913  $144,915                   $188,094
5/31/00                $170,407  $145,674                   $185,963
6/30/00                $174,958  $147,032                   $191,172
7/31/00                $171,920  $147,971                   $188,780
8/31/00                $178,046  $148,573                   $194,172
9/30/00                $172,558  $149,952                   $189,741
10/31/00               $172,091  $150,822                   $187,792
11/30/00               $168,341  $151,523                   $181,941
12/31/00               $173,572  $152,053                   $185,943
1/31/01                $174,843  $153,635                   $189,668
2/28/01                $170,853  $154,875                   $182,170
3/31/01                $165,153  $155,858                   $176,246
4/30/01                $172,278  $157,113                   $184,059
5/31/01                $172,278  $158,464                   $183,755
6/30/01                $172,278  $159,377                   $180,869
7/31/01                $168,683  $159,579                   $180,201
8/31/01                $166,095  $160,229                   $177,050
9/30/01                $158,617  $161,603                   $168,480
10/31/01               $162,124  $161,718                   $171,917
11/30/01               $166,322  $162,105                   $176,492
12/31/01               $167,769  $162,126                   $178,069

------------

                        Past performance is not predictive of future performance.
                    *   Total return assumes dividend reinvestment and includes the effects of entry and exit fees received by the Fund;
                        however, a shareholder's total return for the period,
                        assuming a purchase at the beginning of the period and a
                        redemption at the end of the period, would be lower by the amount of entry and exit fees paid by the shareholder.
                   **   Commencement of operations was March 31, 1995.
                  ***   25% Wilshire 5000; 25% MSCI All Country World Free ex US
                        Index; 20% Merrill Lynch Treasury Bill Index + 5% per annum;
                        5% MSCI Global Resource-Related Index; 10% 10-year Treasury
                        Inflation Protected Security; and 15% Lehman Aggregate Bond
                        Index.

--------------------------------------------------------------------------------

  TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS            DECEMBER 31, 2001

  NUMBER
 OF SHARES                                                 VALUE +

             COMMON STOCKS -- 46.0%
             US COMMON STOCKS -- 23.2%
             AEROSPACE AND DEFENSE -- 0.6%
      7,900  Boeing Co.                                     $306,362
      5,800  Honeywell International, Inc.                   196,156
      4,000  Lockheed Martin Corp.                           186,680
      3,200  Textron, Inc.                                   132,672
      5,500  United Technologies Corp.                       355,465
                                                       -------------
                                                           1,177,335
                                                       -------------

             AUTOMOTIVE -- 0.2%
      4,200  General Motors Corp.                            204,120
      3,100  Johnson Controls, Inc.                          250,325
                                                       -------------
                                                             454,445
                                                       -------------

             BANKING -- 1.3%
      8,100  Bank of America Corp.                           509,895
     24,180  JP Morgan Chase & Co., Inc.                     878,943
      6,500  National City Corp.                             190,060
      6,800  SouthTrust Corp.                                167,756
      1,200  SunTrust Banks, Inc.                             75,240
     19,000  Wells Fargo Co.                                 825,550
                                                       -------------
                                                           2,647,444
                                                       -------------

             BEVERAGES, FOOD, AND TOBACCO -- 1.4%
     16,300  Archer-Daniels-Midland Co.                      233,905
      8,800  Campbell Soup Co.                               262,856
      2,600  General Mills, Inc.                             135,226
      6,200  Pepsi Bottling Group, Inc.                      145,700
      4,000  Philip Morris Companies, Inc.                   183,400
      9,300  Sara Lee Corp.                                  206,739
     34,200  Wm. Wrigley Jr. Co.                           1,756,854
                                                       -------------
                                                           2,924,680
                                                       -------------

             CHEMICALS -- 0.1%
      2,000  Air Products & Chemicals, Inc.                   93,820
      1,400  PPG Industries, Inc.                             72,408
                                                       -------------
                                                             166,228
                                                       -------------

             COMMERCIAL SERVICES -- 0.5%
      4,800  Cendant Corp.*                                   94,128
      6,500  H & R Block, Inc.                               290,550
     35,000  Quintiles Transnational Corp.*                  562,800
                                                       -------------
                                                             947,478
                                                       -------------

             COMMUNICATIONS -- 0.2%
     10,500  Corning, Inc.                                    93,660
     12,300  Nextel Communications, Inc., Class A*           134,808
      1,300  Qualcomm, Inc.*                                  65,650
      3,000  Verizon Communications Corp.                    142,380
                                                       -------------
                                                             436,498
                                                       -------------
             COMPUTER SOFTWARE AND PROCESSING -- 2.4%
      2,500  Adobe Systems, Inc.                              77,625
     26,900  AOL Time Warner, Inc.*                          863,490
     15,000  Automatic Data Processing, Inc.                 883,500
      8,500  Computer Associates International, Inc.         293,165
      2,600  Electronic Data Systems Corp.                   178,230
      2,700  First Data Corp.                                211,815
     16,900  Microsoft Corp.*                              1,119,625
  NUMBER
 OF SHARES                                                 VALUE +
     89,800  Oracle Corp.*                                $1,240,138
      4,700  VERITAS Software Corp.*                         210,701
                                                       -------------
                                                           5,078,289
                                                       -------------

             COMPUTERS AND INFORMATION -- 1.1%
     23,300  Cisco Systems, Inc.*                            421,963
     15,300  Compaq Computer Corp.                           149,328
     10,900  Dell Computer Corp.*                            296,262
     11,900  International Business Machines Corp.         1,439,424
                                                       -------------
                                                           2,306,977
                                                       -------------

             COSMETICS AND PERSONAL CARE -- 0.4%
     12,400  Colgate-Palmolive Co.                           716,100
      2,400  Procter & Gamble Co.                            189,912
                                                       -------------
                                                             906,012
                                                       -------------

             DIVERSIFIED -- 0.6%
         11  Berkshire Hathaway Inc., Class A*               831,600
      5,000  General Electric Co.                            200,400
      2,500  Minnesota Mining & Manufacturing Co.            295,525
                                                       -------------
                                                           1,327,525
                                                       -------------

             ELECTRIC UTILITIES -- 0.4%
      6,100  Entergy Corp.                                   238,571
      5,400  Mirant Corp.*                                    86,508
      2,000  PPL Corp.                                        69,700
      8,400  Reliant Energy, Inc.                            222,768
      3,100  TXU Corp.                                       146,165
                                                       -------------
                                                             763,712
                                                       -------------

             ELECTRICAL EQUIPMENT -- 0.1%
      3,000  Emerson Electric Co.                            171,300
                                                       -------------

             ELECTRONICS -- 1.0%
      2,200  Broadcom Corp., Class A*                         89,914
     56,100  Intel Corp.                                   1,764,345
      3,500  KLA-Tencor Corp.*                               173,460
                                                       -------------
                                                           2,027,719
                                                       -------------

             ENTERTAINMENT AND LEISURE -- 0.2%
      1,700  Eastman Kodak Co.                                50,031
     16,400  Walt Disney Co.                                 339,808
                                                       -------------
                                                             389,839
                                                       -------------

             FINANCIAL SERVICES -- 1.8%
     58,946  Allied Capital Corp.                          1,532,596
      5,500  Fannie Mae                                      437,250
      5,200  Freddie Mac                                     340,080
      5,100  Household International, Inc.                   295,494
      2,800  Lehman Brothers Holdings, Inc.                  187,040
      5,900  Morgan Stanley Dean Witter & Co.                330,046
      2,200  NVIDIA Corp.*                                   147,180
      2,600  USA Education, Inc.                             218,452
      7,600  Washington Mutual, Inc.                         248,520
                                                       -------------
                                                           3,736,658
                                                       -------------

             FOREST PRODUCTS AND PAPER -- 0.1%
      4,900  Georgia-Pacific Group                           135,289
      9,600  Smurfit-Stone Container Corp.*                  153,312
                                                       -------------
                                                             288,601
                                                       -------------

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  TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS            DECEMBER 31, 2001

  NUMBER
 OF SHARES                                                 VALUE +
             HEALTHCARE PROVIDERS -- 0.2%
      4,300  Healthsouth Corp.*                              $63,726
      4,600  Tenet Healthcare Corp.*                         270,112
                                                       -------------
                                                             333,838
                                                       -------------

             HEAVY MACHINERY -- 0.2%
      5,500  Caterpillar, Inc.                               287,375
      2,700  Ingersoll-Rand Co.                              112,887
                                                       -------------
                                                             400,262
                                                       -------------

             HOME CONSTRUCTION, FURNISHINGS, AND APPLIANCES -- 0.1%
      8,200  Newell Rubbermaid Inc.                          226,074
                                                       -------------
             HOUSEHOLD PRODUCTS -- 0.1%
      4,200  The Clorox Co.                                  166,110
                                                       -------------

             INSURANCE -- 1.4%
     15,550  American International Group, Inc.            1,234,670
      2,800  Jefferson-Pilot Corp.                           129,556
      5,900  John Hancock Financial Services, Inc.           243,670
      2,900  Lincoln National Corp.                          140,853
      4,700  Loews Corp.                                     260,286
     10,200  MetLife, Inc.                                   323,136
      1,700  The Progressive Corp.                           253,810
      4,100  United Health Group, Inc.                       290,157
                                                       -------------
                                                           2,876,138
                                                       -------------
             MEDIA - BROADCASTING AND PUBLISHING -- 0.7%
      1,200  Gannett Co., Inc.                                80,676
      2,100  McGraw-Hill Companies, Inc.                     128,058
      4,000  New York Times Co.                              173,000
      7,400  USA Networks, Inc.*                             202,094
     21,740  Viacom, Inc., Class B*                          959,821
                                                       -------------
                                                           1,543,649
                                                       -------------

             MEDICAL SUPPLIES -- 1.3%
     22,000  Baxter International, Inc.                    1,179,860
      9,900  Boston Scientific Corp.*                        239,424
     14,500  Cerus Corp.*                                    663,230
      4,100  Guidant Corp.*                                  204,180
      6,000  Johnson & Johnson                               354,600
                                                       -------------
                                                           2,641,294
                                                       -------------

             METALS AND MINING -- 1.0%
     16,900  Alcoa, Inc.                                     600,795
     41,900  Freeport-McMoRan Copper & Gold, Inc.,
                Class A*                                     540,510
      4,900  Newmont Mining Corp.                             93,639
      2,900  Nucor Corp.                                     153,584
      4,700  Pechiney SA                                     118,346
     19,300  Stillwater Mining Co.*                          357,050
     12,100  USX-US Steel Group Inc.                         219,131
                                                       -------------
                                                           2,083,055
                                                       -------------

             OIL AND GAS -- 2.7%
      3,300  Amerada Hess Corp.                              206,250
      4,042  Anadarko Petroleum Corp.                        229,788
      3,900  Baker Hughes, Inc.                              142,233
     10,300  Burlington Resources, Inc.                      386,662
      2,900  ChevronTexaco Corp.                             259,869
      7,200  Conoco, Inc.                                    203,760
      1,000  Dynegy Inc., Class A                             25,500
      5,300  EOG Resources, Inc.                             207,283
      3,000  Evergreen Resources, Inc.*                      115,830
  NUMBER
 OF SHARES                                                 VALUE +
     31,860  Exxon Mobil Corp.                            $1,252,098
      9,975  Global Santa Fe Corp.                           284,487
     24,000  Halliburton Co.                                 314,400
      2,100  Kerr-McGee Corp.                                115,080
      3,400  Noble Affiliates Inc.                           119,986
      9,400  Occidental Petroleum Corp.                      249,382
      4,300  Phillips Petroleum Co.                          259,118
     20,500  Pride International, Inc.*                      309,550
     14,100  Rowan Companies, Inc.*                          273,117
      8,300  USX-Marathon Group                              249,000
      4,500  Veritas DGC, Inc.*                               83,250
      4,600  Weatherford International, Inc.*                171,396
     13,025  XTO Energy, Inc.                                227,938
                                                       -------------
                                                           5,685,977
                                                       -------------

             PHARMACEUTICALS -- 1.5%
      6,000  Abbott Laboratories                             334,500
      9,200  Bristol-Myers Squibb Co.                        469,200
      3,200  Chiron Corp.*                                   140,288
      4,800  McKesson HBOC, Inc.                             179,520
      4,500  Merck & Co., Inc.                               264,600
      6,300  Pfizer, Inc.                                    251,055
     40,200  Schering-Plough Corp.                         1,439,562
                                                       -------------
                                                           3,078,725
                                                       -------------

             RESTAURANTS -- 0.1%
      5,300  Tricon Global Restaurants, Inc.*                260,760
                                                       -------------

             RETAILERS -- 1.0%
      7,800  Albertson's, Inc.                               245,622
      3,200  AutoZone, Inc.*                                 229,760
      2,500  Best Buy Co., Inc.*                             186,200
      7,200  Federated Department Stores, Inc.*              294,480
      4,600  JC Penney Company, Inc.                         123,740
     11,800  Kroger Co.*                                     246,266
      6,400  Sears, Roebuck and Co.                          304,896
      6,300  Staples, Inc.*                                  117,810
      5,800  TJX Companies, Inc.                             231,188
                                                       -------------
                                                           1,979,962
                                                       -------------

             TELEPHONE SYSTEMS -- 0.4%
      2,500  ALLTEL Corp.                                    154,325
      4,600  BellSouth Corp.                                 175,490
      3,112  Qwest Communications International, Inc.         43,973
      7,400  Sprint Corp.                                    148,592
     20,800  WorldCom, Inc.*                                 292,864
                                                       -------------
                                                             815,244
                                                       -------------

             TRANSPORTATION -- 0.1%
      2,500  Burlington Northern Santa Fe Corp.               71,325
      3,200  Union Pacific Corp.                             182,400
                                                       -------------
                                                             253,725
                                                       -------------
             Total US Common Stocks
                (Cost $45,222,162)                        48,095,553
                                                       -------------

             FOREIGN COMMON STOCKS -- 22.8%

             AUSTRALIA -- 0.1%
     36,341  Broken Hill Proprietary Co.                     195,331
                                                       -------------

             BRAZIL -- 0.1%
      7,700  Petroleo Brasileiro SA - ADR                    179,410
                                                       -------------

             CANADA -- 2.5%
     46,600  Abitibi - Consolidated, Inc.                    341,112

--------------------------------------------------------------------------------

  TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS            DECEMBER 31, 2001

  NUMBER
 OF SHARES                                                 VALUE +
      5,100  Alberta Energy Co. Ltd.                        $192,242
     20,000  Alberta Energy Co. Ltd. (foreign shares)        757,000
     12,200  Alcan Aluminum Ltd.                             438,346
     15,800  Barrick Gold Corp.                              252,010
      4,100  BCE, Inc.                                        93,480
      4,400  Biovail Corp.*                                  247,500
     12,300  Canadian Natural Resources Ltd.*                295,200
      3,398  Celestica, Inc.*                                137,245
     37,400  Imperial Oil Ltd.                             1,042,712
      3,500  Manulife Financial Corp.                         91,210
     11,200  Nexen, Inc.                                     218,071
     27,800  Nortel Networks Corp. (foreign shares)          208,500
      9,671  Petro-Canada                                    238,163
      5,600  Precision Drilling Corp.*                       144,048
      8,292  Suncor Energy, Inc.                             272,201
      8,000  Talisman Energy                                 303,211
                                                       -------------
                                                           5,272,251
                                                       -------------
             CHINA -- 0.1%
      8,300  China Petroleum & Chemical Corp. - ADR          112,299
                                                       -------------

             DENMARK -- 0.6%
      8,800  ISS AS*                                         433,129
     21,500  Novo Nordisk AS, Class B                        879,269
                                                       -------------
                                                           1,312,398
                                                       -------------

             FINLAND -- 0.2%
     11,747  Nokia Oyj                                       301,444
     11,894  Stora Enso Oyj - R Shares                       148,266
                                                       -------------
                                                             449,710
                                                       -------------

             FRANCE -- 2.8%
      5,200  Air Liquide                                     728,775
      5,850  Aventis SA                                      415,405
      4,826  Carrefour Supermarche                           250,949
     22,060  Compagnie Generale d'Industrie et de
                Participations                               736,583
     12,000  Dassault Systemes SA                            576,979
     13,767  European Aeronautic Defence and Space
                Co.                                          167,201
      3,420  Sanofi-Synthelabo SA                            255,185
     55,367  Suez SA                                       1,676,158
      1,909  Total Fina SA                                   272,644
      2,700  Total Fina SA - ADR                             189,648
     10,104  Usinor SA                                       126,402
      5,097  Valeo SA                                        203,319
      6,059  Vivendi Universal SA                            331,788
                                                       -------------
                                                           5,931,036
                                                       -------------

             GERMANY -- 1.7%
      1,369  Allianz AG                                      323,633
      9,300  Deutsche Bank AG                                657,489
     40,000  Deutsche Telekom AG                             687,389
      4,657  E. ON AG                                        241,249
      3,897  Muenchener Rueckversicherungs                 1,058,143
      1,809  SAP AG                                          235,650
      5,517  Siemens AG                                      365,232
                                                       -------------
                                                           3,568,785
                                                       -------------

             HONG KONG -- 1.6%
     65,000  China Mobile (Hong Kong) Ltd.*                  228,813
     25,900  China Mobile (Hong Kong) Ltd. - ADR*            452,732
    189,900  Hutchison Whampoa Ltd.                        1,832,553
  NUMBER
 OF SHARES                                                 VALUE +
    636,000  Li & Fung Ltd.                                 $713,658
     35,000  Sun Hung Kai Properties Ltd.                    282,770
                                                       -------------
                                                           3,510,526
                                                       -------------

             IRELAND -- 0.5%
      9,400  Elan Corp. plc - ADR                            423,564
     25,900  SmartForce plc - ADR                            641,025
                                                       -------------
                                                           1,064,589
                                                       -------------

             ISRAEL -- 0.3%
      9,100  Teva Pharmaceutical Industries Ltd.             560,833
                                                       -------------

             ITALY -- 0.8%
     16,555  ENI SpA                                         207,120
      8,079  Fiat SpA                                        129,505
      2,742  Gucci Group NV                                  232,796
     32,000  Luxottica Group SpA - ADR                       527,360
     32,067  Mediaset SpA                                    233,702
     35,224  Telecom Italia Mobile SpA                       196,586
                                                       -------------
                                                           1,527,069
                                                       -------------

             JAPAN -- 2.1%
     20,300  Asatsu-DK, Inc.                                 396,521
     26,000  Bridgestone Corp.                               275,156
      5,000  Canon, Inc.                                     172,059
      7,910  Kao Corp.                                       164,465
     12,000  Matsushita Electric Industries Co.              154,097
      3,300  Murata Manufacturing Co. Ltd.                   197,909
     58,000  Nissan Motor Co. Ltd.*                          307,569
     13,000  Nomura Securities Co. Ltd.                      166,641
         28  NTT Mobile Communications Network, Inc.         329,010
      1,600  ORIX Corp.                                      143,324
      1,720  Rohm Co.                                        223,235
     34,000  Sharp Corp.                                     397,696
      5,000  Shin-Etsu Chemical Co. Ltd.                     179,689
        410  Shohkoh Fund & Co. Ltd.                          32,535
     15,600  Sony Corp. - ADR                                703,560
      4,600  Tokyo Electron Ltd.                             225,683
                                                       -------------
                                                           4,069,149
                                                       -------------

             MEXICO -- 0.5%
     10,500  Grupo Televisa SA - GDR                         453,390
     22,900  Wal Mart de Mexico - ADR                        624,419
                                                       -------------
                                                           1,077,809
                                                       -------------

             NETHERLANDS -- 1.5%
      8,612  Koninklijke (Royal) Philips Electronics
                NV                                           255,962
     11,484  Koninklijke Ahold NV                            334,165
     25,409  Koninklijke KPN NV*                             129,184
     25,000  Royal Dutch Petroleum Co., NY Shares          1,225,500
      5,755  Unilever NV-CVA                                 337,432
     11,316  VNU NV                                          347,715
     14,233  Wolters Kluwer - CVA                            324,430
                                                       -------------
                                                           2,954,388
                                                       -------------

             NORWAY -- 0.1%
      6,400  Norsk Hydro ASA - ADR                           268,800
                                                       -------------

             PERU -- 0.2%
     17,800  Compania de Minas Buenaventura SA - ADR         368,994
                                                       -------------

             SINGAPORE -- 0.3%
     85,000  DBS Group Holdings Ltd.                         635,256
                                                       -------------

--------------------------------------------------------------------------------

  TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS            DECEMBER 31, 2001

  NUMBER
 OF SHARES                                                 VALUE +
             SOUTH AFRICA -- 0.5%
      6,300  Anglo American Platinum Corp.                  $233,197
     79,879  Billiton plc                                    405,839
     46,500  Gold Fields Ltd.                                222,905
      5,300  Impala Platinum Holdings Ltd.                   248,409
                                                       -------------
                                                           1,110,350
                                                       -------------
             SOUTH KOREA -- 0.4%
      5,125  Korea Telecom Corp. - ADR                       104,191
        680  Pohang Iron & Steel Co. Ltd.                     63,160
      4,570  Pohang Iron & Steel Co. Ltd. - ADR              105,110
      1,980  Samsung Electronics Co.                         379,117
      6,673  SK Telecom Co. Ltd. - ADR                       144,270
                                                       -------------
                                                             795,848
                                                       -------------
             SPAIN -- 0.3%
     14,400  Repsol SA - ADR                                 209,232
     15,079  Repsol YPF SA                                   219,923
     11,153  Telefonica de Espana SA*                        149,257
                                                       -------------
                                                             578,412
                                                       -------------
             SWITZERLAND -- 0.6%
      7,298  Credit Suisse Group*                            311,217
     17,400  Nestle SA - ADR                                 927,483
      3,115  Roche Holding AG                                222,332
                                                       -------------
                                                           1,461,032
                                                       -------------
             TAIWAN -- 0.9%
    256,669  Taiwan Semiconductor Manufacturing Co.
                Ltd.*                                        641,856
      7,322  Taiwan Semiconductor Manufacturing Co.
                Ltd. - Sponsored ADR*                        125,719
     90,600  Taiwan Semiconductor Manufacturing Co.
                Ltd. (144A) (PREF)*(a){::}                 1,132,824
     17,129  United Microelectronics Corp. - ADR             164,438
                                                       -------------
                                                           2,064,837
                                                       -------------
             TURKEY -- 0.0%
        588  Turkcell Iletisim Hizmetleri AS                  12,072
                                                       -------------
             UNITED KINGDOM -- 3.8%
     15,200  Amdocs Ltd.                                     516,344
      8,047  AstraZeneca plc                                 363,071
     86,836  British Aerospace plc                           393,426
     40,205  BT Group plc                                    148,085
     34,000  Close Brothers Group plc                        398,343
     24,725  COLT Telecom Group plc*                          41,023
     13,192  GlaxoSmithKline plc                             330,788
     21,669  HSBC Holdings plc                               254,236
     52,192  Marks & Spencer plc                             274,957
     40,205  mm02 plc*                                        50,615
     70,201  Pearson plc                                     809,600
     58,575  Reed International plc                          486,650
     71,700  Rio Tinto plc                                 1,373,275
      5,000  Shell Transport & Trading Co. - ADR             207,250
    161,412  Vodafone AirTouch plc                           422,267
     37,400  Vodafone Group plc - Sponsored ADR              960,432
     86,700  WPP Group plc                                   960,317
                                                       -------------
                                                           7,990,679
                                                       -------------
             VENEZUELA -- 0.3%
     25,600  Compania Vale do Rio Doce - ADR                 604,416
                                                       -------------
             Total Foreign Common Stocks
                (Cost $50,668,682)                        47,676,279
                                                       -------------
             Total Common Stocks
                (Cost $95,890,844)                        95,771,832
                                                       -------------

 PRINCIPAL                                   INTEREST  MATURITY
  AMOUNT                                       RATE      DATE      VALUE +
             ASSET-BACKED SECURITIES -- 3.6%
   $169,079  Aames Mortgage Trust, Ser.
                1999-2, Class AF              7.589%   10/15/29      $178,267
    109,684  AFC Home Equity Loan Trust,
                Ser. 1999-1, Class 2A1        2.800%   02/24/29       110,043
    175,000  American Express Credit Card
                Account Master Trust, Ser.
                2000-2, Class A               2.061%   09/17/07       175,458
    190,000  American Express Master Trust,
                Ser. 2001-1, Class A          1.986%   10/15/05       190,054
    100,000  Americredit Automobile
                Receivables Trust,
                Ser. 2001-C, Class A3         3.646%   04/12/06       100,134
    200,000  Americredit Automobile
                Receivables Trust,
                Ser. 2001-D, Class A3         2.391%   09/12/06       200,860
    269,132  Asset Backed Securities Corp.
                Home Equity Loan Trust,
                Ser. 2001-HE3, Class A1       2.350%   11/15/31       269,313
    375,000  Asset Securitization Corp.,
                Ser. 1996-MD6, Class A1B      6.880%   11/13/26       393,098
     75,000  Associate Credit Card Trust,
                Ser. 2000-2, Class A          2.618%   09/18/06        75,026
    170,261  Banc One Heloc Trust, Ser.
                1996-A, Class A               2.280%   05/15/21       170,205
    123,538  Block Mortgage Finance, Inc.,
                Ser. 1999-1, Class A6         3.151%   01/25/30       124,231
    120,000  Capital One Master Trust
                (FRN), Ser. 2000-5, Class A   2.625%   08/15/06       120,065
    125,000  Carco Auto Loan Master Trust
                (FRN), Ser. 2001-A, Class A   2.184%   11/15/06       124,883
    250,000  Chase Credit Card Master
                Trust, Ser. 2001-5A, Class
                A                             2.520%   02/15/07       250,139
    249,617  Chase Funding Mortgage Loan,
                Ser. 2001-3, Class IIA1       2.916%   10/25/31       249,355
    236,705  Citicorp Mortgage Securities,
                Inc., Ser. 2001-2, Class A1   6.850%   02/25/31       242,073
    125,830  Contimortgage Home Equity Loan
                Trust, Ser. 1998-3, Class
                A9                            2.775%   09/15/28       125,724
    177,736  Countrywide Home Equity Loan
                Trust (FRN), Ser. 2001-A,
                Class A                       2.136%   04/15/27       177,564
    136,738  Countrywide Home Equity Loan
                Trust (FRN), Ser. 2001-B,
                Class A                       2.755%   07/15/27       136,561
     54,587  Delta Funding Home Equity Loan
                Trust, Ser. 1999-3, Class
                A1F                           7.462%   09/15/29        57,548
    180,000  Discover Card Master Trust I,
                Ser. 2000-5, Class A          2.076%   11/15/07       180,537

--------------------------------------------------------------------------------

  TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS            DECEMBER 31, 2001

 PRINCIPAL                                   INTEREST  MATURITY
  AMOUNT                                       RATE      DATE      VALUE +
   $235,000  Discover Card Master Trust I,
                Ser.1999-5, Class A           2.260%   12/18/06      $235,287
    278,606  EQCC Home Equity Loan Trust,
                Ser. 1993-3, Class A7F        7.448%   08/25/30       293,156
    322,333  Falcon Franchise Loan LLC,
                Ser. 2000-1, Class A1         7.382%   10/05/10       337,329
    120,000  First Chicago Master Trust II,
                Ser. 1996-S, Class A          2.021%   08/15/04       120,033
    160,000  First Chicago Master Trust II,
                Ser. 1999-W, Class A          2.635%   03/15/04       160,005
    215,000  First USA Credit Card Master
                Trust, Ser. 1999-3,
                Class A                       2.651%   01/19/07       215,398
    175,000  GMAC, Ser. 2001-HE2, Class IA2   2.650%   12/25/26       174,562
    224,170  Greenpoint Home Equity Loan
                Trust (FRN), Ser. 2001-1,
                Class A2                      2.735%   04/15/27       224,040
    300,000  Long Beach Mortgage Loan Trust
                (FRN), Ser. 2001-4, Class A   2.494%   03/15/32       300,117
    150,000  MBNA Master Credit Card Trust,
                Ser. 1998-F, Class A          3.250%   02/15/08       149,996
     83,116  Mellon Bank Home Equity Loan
                Trust (FRN), Ser. 2001-1,
                Class A                       2.343%   03/20/27        83,066
    246,854  Merrill Lynch Home Equity Loan
                (FRN), Ser. 1997-1, Class A   2.600%   09/25/27       246,132
    356,574  Nationslink Funding Corp.,
                Ser. 1999-SL, Class A2        6.096%   11/10/30       361,361
     40,000  New Century Home Equity Loan
                Trust, Ser. 1999-NCB,
                Class A4                      7.530%   09/25/28        41,784
    186,388  New Century Home Equity Loan
                Trust, Ser. 1999-NCB,
                Class A7                      7.540%   06/25/29       196,620
    177,990  Option One Mortgage Loan
                Trust, Ser. 2000-5,
                Class A                       2.353%   08/20/30       177,990
     70,000  Residential Asset Mortgage
                Products, Inc., Ser.
                2001-RS1, Class AI3           6.340%   06/25/26        70,827
     34,331  Residential Asset Securities
                Corp., Ser. 2001-KS1,
                Class AII                     2.165%   03/25/32        34,305
    250,000  Residential Asset Securities
                Corp., Ser. 2001-KS4,
                Class A2                      2.400%   05/25/32       250,000
    108,184  Soundview Home Equity Loan
                Trust, Ser. 2001-1,
                Class A                       6.265%   04/15/31       111,162
                                                                 ------------
             Total Asset-Backed Securities
                (Cost $7,361,925)                                   7,434,308
                                                                 ------------
 PRINCIPAL                                   INTEREST  MATURITY
  AMOUNT                                       RATE      DATE      VALUE +
             US TREASURY OBLIGATIONS -- 11.0%
   $465,000  US Treasury Bond                 6.625%   02/15/27      $518,166
    665,000  US Treasury Bond                 8.875%   02/15/19       892,139
 19,375,562  US Treasury Inflationary Index
                Note                          3.500%   01/15/11    19,308,949
    130,000  US Treasury Note                 3.500%   11/15/06       125,318
  1,075,000  US Treasury Note                 5.000%   08/15/11     1,072,313
    545,000  US Treasury Note                 5.750%   08/15/03       570,951
    710,000  US Treasury Strip#               6.440%   02/15/09       493,939
                                                                 ------------
             Total US Treasury Obligations
                (Cost $23,529,708)                                 22,981,775
                                                                 ------------
             US GOVERNMENT AGENCY OBLIGATIONS - MORTGAGE-BACKED -- 6.9%
    309,552  FHLMC                            7.500%   04/17/24       316,440
    325,000  FHLMC (TBA)                      6.000%   01/01/31       317,992
    635,000  FHLMC Gold (TBA)                 5.500%   01/01/17       625,078
    700,000  FHLMC Gold (TBA)                 7.000%   01/01/16       723,843
     91,981  FNMA                             6.000%   05/01/29        90,033
     65,406  FNMA                             6.000%   04/01/31        64,021
    305,000  FNMA                             6.250%   02/01/11       310,226
    120,000  FNMA                             6.500%   08/15/04       128,381
    414,029  FNMA                             6.500%   09/01/24       418,366
     29,413  FNMA                             6.500%   08/01/28        29,455
     51,013  FNMA                             6.500%   09/01/29        51,269
    753,640  FNMA                             6.500%   11/01/31       754,736
  1,090,239  FNMA                             6.500%   12/01/31     1,091,824
    490,000  FNMA                             6.625%   11/15/10       521,282
  1,260,000  FNMA                             7.000%   01/01/31     1,283,625
    828,320  FNMA                             7.000%   11/01/16       856,949
    230,000  FNMA                             7.250%   05/15/30       259,722
    218,163  FNMA                             7.500%   07/18/25       222,140
    640,000  FNMA (TBA)                       6.000%   01/01/31       625,400
    800,000  FNMA (TBA)                       6.000%   01/01/14       801,500
  2,300,000  FNMA (TBA)                       6.500%   01/01/31     2,300,000
    780,000  FNMA (TBA)                       7.000%   01/01/16       807,057
    103,661  FNMA, Ser. 2000-41, Class MA     7.350%   04/25/29       105,904
    194,513  GNMA                             7.500%   04/15/29       201,743
    164,256  GNMA                             7.500%   01/15/31       169,903
     24,540  GNMA                             7.500%   04/15/31        25,383
     43,100  GNMA                             7.500%   05/15/31        44,582
     99,929  GNMA                             7.500%   11/15/31       103,364
  1,195,000  GNMA (TBA)                       6.500%   01/01/31     1,214,217
                                                                 ------------
             Total US Government Agency
                Obligations - Mortgage-Backed
                (Cost $14,503,645)                                 14,464,435
                                                                 ------------
             CORPORATE OBLIGATIONS -- 5.4%
             AEROSPACE AND DEFENSE -- 0.2%
    172,475  BAE Systems 2001 Asset Trust
                (144A){::}                    6.664%   09/15/13       177,816
    100,000  Lockheed Martin Corp.            8.500%   12/01/29       119,386
                                                                 ------------
                                                                      297,202
                                                                 ------------
             AIRLINES -- 0.1%
     56,121  Continental Airlines             6.545%   02/02/19        48,099
    126,722  Continental Airlines             7.256%   03/15/20       113,359
    105,000  Delta Air Lines, Inc.,
                Ser. 2000-1                   7.570%   11/18/10       103,882
                                                                 ------------
                                                                      265,340
                                                                 ------------
             AUTOMOTIVE -- 0.2%
    280,000  Daimler Chrysler NA Holding
                Corp.                         2.341%   08/16/04       270,769

--------------------------------------------------------------------------------

  TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS            DECEMBER 31, 2001

 PRINCIPAL                                   INTEREST  MATURITY
  AMOUNT                                       RATE      DATE      VALUE +
    $90,000  Daimler Chrysler NA Holding
                Corp.                         6.900%   09/01/04       $93,494
                                                                 ------------
                                                                      364,263
                                                                 ------------
             BANKING -- 0.4%
    135,000  Bank One Corp.                   5.900%   11/15/11       130,278
     75,000  Bank One Corp.                   7.625%   08/01/05        81,045
    125,000  Bank United Corp.                8.875%   05/01/07       142,174
    140,000  Credit Suisse FB USA Inc.        5.875%   08/01/06       142,417
     35,000  First Union Institutional Cap
                I                             8.040%   12/01/26        35,252
     35,000  Korea Development Bank           5.250%   11/16/06        34,296
     85,000  Wachovia Corp.                   7.550%   08/18/05        92,018
    265,000  Washington Mutual Bank, Ser.
                BKNT (FRN)                    2.400%   05/17/04       264,669
                                                                 ------------
                                                                      922,149
                                                                 ------------
             BEVERAGES, FOOD, AND TOBACCO -- 0.0%
     85,000  Kellogg Co.                      6.625%   01/29/04        88,557
                                                                 ------------
             COMMERCIAL SERVICES -- 0.1%
     80,000  ERAC USA Finance Co.             7.350%   06/15/08        79,814
     70,000  Sabre Holdings Corp.             7.350%   08/01/11        65,942
     65,000  Waste Management, Inc.           6.500%   11/15/08        64,188
                                                                 ------------
                                                                      209,944
                                                                 ------------
             COMMUNICATIONS -- 0.5%
    105,000  Citizens Communications Co.      9.000%   08/15/31       114,023
     15,000  Citizens Utilities Co.           7.000%   11/01/25        13,104
    829,939  Jasmine Submarine
                Telecommunications
                (144A){::}                    8.483%   05/30/11       589,256
     45,000  News America Holdings, Inc.      7.600%   10/11/15        45,818
     60,000  News America Holdings, Inc.      9.250%   02/01/13        68,448
    110,000  Telus Corp.                      8.000%   06/01/11       116,729
                                                                 ------------
                                                                      947,378
                                                                 ------------
             COMPUTERS AND INFORMATION -- 0.0%
     20,000  International Business
                Machines Corp.                6.220%   08/01/27        20,915
                                                                 ------------
             COSMETICS AND PERSONAL CARE -- 0.0%
     85,000  Dial Corp.                       7.000%   08/15/06        85,527
                                                                 ------------
             ELECTRIC UTILITIES -- 0.2%
     80,000  Cogentrix Energy, Inc.           8.750%   10/15/08        79,077
     95,000  Powergen US Funding LLC          4.500%   10/15/04        93,998
     59,961  RGS (AEGCO) Funding Co.          9.810%   12/07/21        63,653
     95,000  Texas Utilities Holdings,
                Series J                      6.375%   06/15/06        95,687
                                                                 ------------
                                                                      332,415
                                                                 ------------
             ENTERTAINMENT AND LEISURE -- 0.0%
     60,000  Fox Family Worldwide, Inc.      10.250%   11/01/07        59,925
                                                                 ------------
             FINANCIAL SERVICES -- 1.5%
    250,000  Bombardier Capital, Inc. (FRN)   2.780%   07/26/02       248,612
     95,000  Citigroup, Inc.                  6.750%   12/01/05       101,003
    185,000  Citigroup, Inc.                  7.250%   10/01/10       198,261
     65,000  Countrywide Capital III          8.050%   06/15/27        66,986
 PRINCIPAL                                   INTEREST  MATURITY
  AMOUNT                                       RATE      DATE      VALUE +
    $70,000  Countrywide Home Loans, Inc.     5.250%   06/15/04       $71,045
     95,000  FleetBoston Financial Corp.      7.250%   09/15/05       102,455
    190,000  Ford Motor Credit Co.            4.320%   03/08/04       185,098
    230,000  Ford Motor Credit Co.            7.250%   10/25/11       223,819
    100,000  Ford Motor Credit Co. (FRN)      3.340%   03/17/03        98,000
    285,000  General Motors Acceptance
                Corp.                         2.680%   07/30/04       275,346
    215,000  General Motors Acceptance
                Corp.                         6.875%   09/15/11       210,605
    465,000  General Motors Acceptance
                Corp.                         8.000%   11/01/31       473,270
     40,000  Household Finance Corp.          6.375%   10/15/11        38,701
    182,313  Husky Terra Nova Finance Ltd.    8.450%   02/01/12       190,716
     65,000  KN Capital Trust III             7.630%   04/15/28        60,739
    145,000  Natexis Ambs Co. LLC             8.440%   12/29/49       152,446
    155,000  Telecom New Zealand Finance      6.250%   02/10/03       156,914
    220,000  USA Education, Inc. (FRN)        3.430%   06/16/04       220,056
                                                                 ------------
                                                                    3,074,072
                                                                 ------------
             FOREST PRODUCTS AND PAPER -- 0.1%
     85,000  Domtar, Inc.                     7.875%   10/15/11        88,406
     70,000  International Paper Co.          6.750%   09/01/11        70,783
                                                                 ------------
                                                                      159,189
                                                                 ------------
             HEALTHCARE PROVIDERS -- 0.1%
     40,000  Humana, Inc.                     7.250%   08/01/06        40,560
     55,000  Wellpoint Health Network, Inc.   6.375%   06/15/06        56,089
                                                                 ------------
                                                                       96,649
                                                                 ------------
             INDUSTRIAL - DIVERSIFIED -- 0.1%
    180,000  Tyco International Group SA      6.375%   10/15/11       175,847
    105,000  Tyco International Group SA      6.750%   02/15/11       105,422
                                                                 ------------
                                                                      281,269
                                                                 ------------
             INSURANCE -- 0.3%
    160,000  Ace Capital Trust II             9.700%   04/01/30       189,800
    195,000  Anthem Insurance                 9.000%   04/01/27       196,273
     90,000  Anthem Insurance                 9.125%   04/01/10        96,716
    120,000  Fairfax Financial Holdings
                Ltd.                          7.375%   04/15/18        68,176
     55,000  Fairfax Financial Holdings
                Ltd.                          7.750%   07/15/37        29,634
     85,000  Fairfax Financial Holdings
                Ltd.                          8.300%   04/15/26        49,664
     50,000  MetLife, Inc.                    5.250%   12/01/06        49,916
                                                                 ------------
                                                                      680,179
                                                                 ------------
             LODGING -- 0.0%
     70,000  Harrahs Operating Co., Inc.      7.125%   06/01/07        70,835
                                                                 ------------
             MEDIA - BROADCASTING AND PUBLISHING -- 0.1%
     40,000  Clear Channel Communication,
                Inc.                          6.000%   11/01/06        39,326
     40,000  Clear Channel Communication,
                Inc.                          7.650%   09/15/10        41,318
     70,000  Cox Communications, Inc.         6.400%   08/01/08        70,382
                                                                 ------------
                                                                      151,026
                                                                 ------------

--------------------------------------------------------------------------------

  TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS            DECEMBER 31, 2001

 PRINCIPAL                                   INTEREST  MATURITY
  AMOUNT                                       RATE      DATE      VALUE +
             MEDICAL SUPPLIES -- 0.0%
    $55,000  Apogent Technologies, Inc.       8.000%   04/01/11       $57,819
                                                                 ------------
             METALS AND MINING -- 0.1%
    170,000  Alcoa, Inc. (FRN)                2.280%   12/06/04       169,959
     65,000  CMS Panhandle Holding Co.        6.125%   03/15/04        66,175
                                                                 ------------
                                                                      236,134
                                                                 ------------
             OIL AND GAS -- 0.3%
    135,000  Conoco Inc. (FRN)                3.281%   04/15/03       135,616
    105,000  Kinder Morgan Inc. (144A)
                (FRN){::}                     3.431%   10/10/02       104,985
     70,000  Pemex Master Trust (144A){::}    8.000%   11/15/11        70,350
    105,000  Petroleum Geo-Services ASA       7.125%   03/30/28        75,853
     45,000  Petroleum Geo-Services ASA       8.150%   07/15/29        36,462
    105,000  Phillips Petroleum Co.           8.750%   05/25/10        80,840
    105,000  R & B Falcon Corp.               9.500%   12/15/08       118,532
                                                                 ------------
                                                                      622,638
                                                                 ------------
             PHARMACEUTICALS -- 0.0%
     65,000  Bristol-Myers Squibb Co.         6.875%   08/01/97        66,899
                                                                 ------------
             REAL ESTATE -- 0.0%
     70,000  Societe Generale Real Estate
                LLC                           7.640%   12/29/49        72,167
                                                                 ------------
             RETAILERS -- 0.1%
     80,000  Ahold Lease USA, Inc.            8.620%   01/02/25        86,800
     40,000  Toys 'R' Us, Inc. (144A){::}     7.625%   08/01/11        38,638
     60,000  Wal-Mart Stores, Inc.            7.550%   02/15/30        68,867
                                                                 ------------
                                                                      194,305
                                                                 ------------
             TELEPHONE SYSTEMS -- 0.8%
    380,000  AT&T Corp. (144A){::}            8.000%   11/15/31       397,695
     35,000  AT&T Wireless Services, Inc.     7.875%   03/01/11        37,415
    160,000  AT&T Wireless Services, Inc.     8.750%   03/01/31       181,342
     35,000  Cingular Wireless (144A){::}     6.500%   12/15/11        35,460
     75,000  France Telecom SA (144A){::}     7.750%   03/01/11        80,333
     65,000  Singapore Telecommunications
                Ltd. (144A){::}               7.375%   12/01/31        66,206
    100,000  Teleglobe, Inc.                  7.700%   07/20/29        83,991
    270,000  Verizon Wireless, Inc.
                (144A){::}                    2.270%   12/17/03       269,866
    135,000  Verizon Wireless, Inc.
                (144A){::}                    5.375%   12/15/06       134,381
     39,000  Voicestream Wireless Corp.      10.375%   11/15/09        44,265
     20,000  WorldCom, Inc.                   6.400%   08/15/05        20,209
    270,000  WorldCom, Inc.                   8.250%   05/15/31       285,405
                                                                 ------------
                                                                    1,636,568
                                                                 ------------
             TRANSPORTATION -- 0.2%
     70,000  Norfolk Southern Corp.           6.750%   02/15/11        70,996
    330,000  Windsor Petroleum
                Transportation                7.840%   01/15/21       263,231
                                                                 ------------
                                                                      334,227
                                                                 ------------
             Total Corporate Obligations
                (Cost $11,467,171)                                 11,327,591
                                                                 ------------
 PRINCIPAL                                   INTEREST  MATURITY
  AMOUNT                                       RATE      DATE      VALUE +
             FOREIGN OBLIGATIONS -- 0.0%
    $35,000  United Mexican States, Ser.
                MTN
                (Cost $34,358)                8.300%   08/15/31       $34,387
                                                                 ------------

 NUMBER OF
  SHARES
             COMMINGLED INVESTMENT VEHICLES -- 0.3%
     73,200  Atlantis Japan Growth Fund
                (Cost $434,204)                            607,560
                                                       -----------
             LIMITED PARTNERSHIPS -- 19.7%
             Farallon Capital Partners, LP*(a)(b)       14,225,323
             Lone Redwood, LP*(a)(b)                    11,503,454
             OZ Domestic Partners, LP*(a)(b)             5,000,000
             The Value Realization Fund, LP*(a)(b)      10,240,626
                                                       -----------
             Total Limited Partnerships
                (Cost $22,107,819)                      40,969,403
                                                       -----------
             PREFERRED STOCKS -- 0.2%
             OIL AND GAS -- 0.1%
     18,800  Surgutneftegaz - ADR                          294,032
                                                       -----------
             FINANCIAL SERVICES -- 0.1%
        165  Centaur Funding Corp.*                        182,737
                                                       -----------
             Total Preferred Stocks
                (Cost $396,754)                            476,769
                                                       -----------

 PRINCIPAL                                   INTEREST  MATURITY
  AMOUNT                                       RATE      DATE
             SHORT-TERM INVESTMENTS -- 8.8%
             REPURCHASE AGREEMENT -- 8.0%
$16,656,909  Investors Bank & Trust - Repurchase Agreement,
                issued 12/31/01 (proceeds at maturity
                $16,658,205) (Collateralized by $17,452,475
                FNMA ARM, 2.988%, due 01/25/32, with a market
                value of $17,493,888)
                (Cost $16,656,909)            1.400%   01/02/02   16,656,909
                                                                 -----------
             US TREASURY SECURITIES -- 0.8%#
    240,000  US Treasury Bill+                1.660%   02/07/02      239,614
  1,300,000  US Treasury Bill+                1.667%   03/21/02    1,295,268
    100,000  US Treasury Bill+                1.677%   04/11/02       99,538
     75,000  US Treasury Bill+                1.695%   04/04/02       74,674
     50,000  US Treasury Bill+                1.795%   03/23/02       49,799
                                                                 -----------
             Total US Treasury Securities
                (Cost $1,792,591)                                  1,758,893
                                                                 -----------
             Total Short-Term Investments
                (Cost $18,449,500)                                18,415,802
                                                                 -----------
             Total Investments -- 101.9%
                (Cost $194,175,928)                              212,483,862
             Liabilities in Excess of Other
                Assets -- (1.9%)                                  (4,042,720)
                                                                 -----------
             NET ASSETS -- 100.0%                                $208,441,142
                                                                 ===========

--------------------------------------------------------------------------------

  TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS            DECEMBER 31, 2001

SUMMARY OF INDUSTRY CLASSIFICATIONS (AS A % OF TOTAL NET ASSETS):

Capital Equipment                                          11.6%
Commingled Investment Vehicles                              0.3
Consumer Goods                                             10.3
Energy                                                      7.5
Finance                                                    12.5
Limited Partnerships(c)                                    19.7
Materials                                                   4.8
Multi-Industry                                              2.3
Services                                                    6.2
US Government Obligations                                   6.9
US Treasury Obligations                                    11.8
Other                                                       8.0
Other Assets (Liabilities)                                 (1.9)
                                                          -----
Total                                                     100.0%
                                                          =====

ADR  American Depositary Receipt
ARM  Adjustable Rate Mortgage
CVA  Certificaaten van aandelen (share certificates)
FHLMC Federal Home Loan Mortgage Corporation
FNMA Federal National Mortgage Association
FRN  Floating Rate Note
GDR  Global Depositary Receipt
GNMA Government National Mortgage Association
PREF Preference Shares
TBA  To Be Announced
  *  Non-income producing security
  + Security or a portion thereof is held with a broker as initial margin for financial futures contracts. See Appendix C of Notes to Financial Statements.
{::} Security exempt from registration under Rule 144A of the Securities Act of 1933. Security may be resold in transactions exempt from registration, normally to qualified buyers. At December 31, 2001, the aggregate market value of these securities was $3,097,810 or 1.49% of net assets.
  +  See Note 2 to the Financial Statements.
  #  Interest rate represents the yield to maturity at the time of purchase.
(a) Security is valued in good faith under procedures established by the board of directors.
(b)  Restricted security
(c)  Industry breakdown of limited partnerships is not readily available.

         See accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------

  TIFF INTERNATIONAL EQUITY FUND                             DECEMBER 31, 2001

POLICY CONSIDERATIONS: The Fund is designed as a diversified vehicle for that portion of a member's assets committed to non-US stocks. Its benchmark comprises virtually all non-US markets, permitting members to delegate responsibility for determining how monies earmarked for foreign bourses should be divided between developed and emerging markets. The Fund's emerging markets exposure normally approximates its benchmark weight, but the Fund's exposure to such markets can be modestly different from the benchmark's at any point in time. The Fund does not hedge routinely the currency risk inherent in non-dollar-denominated securities for two reasons: the costs of hedging short-term currency fluctuations tend to be high, and currency markets tend to be self-correcting over time horizons appropriate to global equity investing.

PERFORMANCE EVALUATION: Non-US stocks fell sharply during 2001 (ACWFxUS Index down 19.8%) despite a 4Q rally (Index up 8.9%). Helped by its managers' biases toward value and smaller cap issues, the Fund outperformed the Index by an impressive 2% during the first nine months of the year. Realization of these relative gains in the autumn reduced the Fund's value bias as the fourth quarter unfolded, enabling it to keep pace with the Index during the last three months of the year despite growth stocks' conspicuous outperformance of value issues (MSCI World ex US Growth Index up 10.4% vs. 4.2% for its value counterpart). The Fund seeks to remain fully invested at all times: managers' cash reserves plus capital not allocated to managers are equitized using stock index futures. The Fund attempts to avoid extreme country tilts that could cause its returns to differ too materially from the returns of its performance benchmark over short-term periods. TIFF can and does intervene to avoid extreme tilts, as it did in March 2000 when the Fund's overweighting in emerging markets reached undue proportions. Staff reduced this tilt (which had proven very profitable due to emerging markets' surge in 1999) in late March 2000. In practice, the Fund's managers tend to hedge currencies on a highly selective basis, causing the Fund to display currency weights that differ only slightly from its underlying country weights. The Fund attempts to avoid extreme industry biases that could affect too materially its relative performance. As of year-end, about one-tenth of the Fund's estimated active risk (i.e., its potential to deviate from the Index) was attributable to industry tilts. The Fund seeks to allocate its capital among its several managers in a manner that avoids extreme "style tilts." That said, as a means of exploiting other investors' proven tendency to overpay for "growth," comfort, and good "stories," the Fund normally displays a modest value bias. Moreover, as a means of exploiting reward systems that discourage sell-side analysts or managers of giant pools of money from spending much time researching small cap stocks, the Fund tends to display a slight bias toward the latter.

                                                     TOTAL RETURN*
                                           ---------------------------------
                                                TIFF              MSCI
                                            International       ACW Free
                                            Equity Fund**       ex US***
                                           ---------------------------------
                    Calendar Year 2001           (17.49%)            (19.83%)
                    3-Year Annualized              0.05%              (3.77%)
                    5-Year Annualized              0.81%               0.74%
                    Annualized since
                      Inception**                  3.93%               2.59%
                    Cumulative since
                      Inception**                 34.01%              21.42%

                        GROWTH OF A $100,000 INVESTMENT

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                                          MSCI ALL COUNTRY WORLD
          TIFF International Equity Fund        Free ex US Index
5/31/94                         $100,000                $100,000
6/30/94                         $100,600                $100,688
7/31/94                         $102,600                $102,545
8/31/94                         $106,600                $106,056
9/30/94                         $104,700                $103,833
10/31/94                        $107,500                $106,292
11/30/94                        $100,800                $101,232
12/31/94                        $101,082                $101,111
1/31/95                          $95,714                 $96,227
2/28/95                          $95,512                 $95,698
3/31/95                          $98,651                $101,028
4/30/95                         $102,703                $104,625
5/31/95                         $104,830                $104,060
6/30/95                         $103,817                $102,613
7/31/95                         $108,889                $108,206
8/31/95                         $107,255                $104,354
9/30/95                         $108,174                $106,284
10/31/95                        $105,824                $103,457
11/30/95                        $107,050                $105,619
12/31/95                        $111,033                $109,728
1/31/96                         $114,214                $110,957
2/29/96                         $115,548                $110,979
3/31/96                         $117,498                $113,132
4/30/96                         $121,706                $117,160
5/31/96                         $122,321                $115,203
6/30/96                         $123,245                $115,883
7/31/96                         $119,551                $111,908
8/31/96                         $121,203                $112,546
9/30/96                         $122,855                $115,314
10/31/96                        $122,648                $114,127
11/30/96                        $127,936                $118,452
12/31/96                        $128,731                $117,031
1/31/97                         $129,048                $114,971
2/28/97                         $131,160                $117,132
3/31/97                         $130,738                $116,933
4/30/97                         $130,104                $117,997
5/31/97                         $136,968                $125,124
6/30/97                         $142,354                $132,106
7/31/97                         $145,205                $134,814
8/31/97                         $138,942                $124,501
9/30/97                         $144,993                $130,788
10/31/97                        $133,741                $119,292
11/30/97                        $130,591                $117,765
12/31/97                        $129,874                $119,025
1/31/98                         $130,978                $122,584
2/28/98                         $138,481                $130,761
3/31/98                         $144,881                $135,285
4/30/98                         $147,640                $136,259
5/31/98                         $147,419                $133,793
6/30/98                         $142,233                $133,290
7/31/98                         $140,660                $134,557
8/31/98                         $119,929                $115,584
9/30/98                         $115,471                $113,145
10/31/98                        $123,607                $125,003
11/30/98                        $130,778                $131,716
12/31/98                        $133,804                $136,253
1/31/99                         $132,966                $136,107
2/28/99                         $132,846                $133,060
3/31/99                         $137,997                $139,484
4/30/99                         $148,778                $146,461
5/31/99                         $144,465                $139,582
6/30/99                         $152,731                $145,996
7/31/99                         $157,116                $149,419
8/31/99                         $158,085                $149,938
9/30/99                         $156,477                $150,951
10/31/99                        $160,361                $156,573
11/30/99                        $167,523                $162,834
12/31/99                        $183,856                $178,363
1/31/00                         $174,379                $168,685
2/29/00                         $176,004                $173,242
3/31/00                         $179,253                $179,761
4/30/00                         $170,182                $169,728
5/31/00                         $165,714                $165,387
6/30/00                         $176,545                $172,429
7/31/00                         $170,622                $165,621
8/31/00                         $172,802                $167,670
9/30/00                         $164,489                $158,369
10/31/00                        $160,810                $153,336
11/30/00                        $157,539                $146,458
12/31/00                        $162,423                $151,459
1/31/01                         $164,298                $153,864
2/28/01                         $156,791                $141,748
3/31/01                         $143,941                $131,547
4/30/01                         $153,326                $140,343
5/31/01                         $150,438                $136,193
6/30/01                         $146,396                $130,923
7/31/01                         $142,403                $127,995
8/31/01                         $139,639                $124,787
9/30/01                         $122,911                $111,521
10/31/01                        $126,348                $114,648
11/30/01                        $131,361                $119,882
12/31/01                        $134,014                $121,415

------------

                        Past performance is not predictive of future performance.
                    *   Total return assumes dividend reinvestment and includes the effects of entry and exit fees received by the Fund;
                        however, a shareholder's total return for the period,
                        assuming a purchase at the beginning of the period and a
                        redemption at the end of the period, would be lower by the amount of entry and exit fees paid by the shareholder.
                   **   Commencement of operations was May 31, 1994.
                  ***   MSCI All Country World Free ex US Index. Index returns are calculated with gross dividends (i.e., before withholding
                        taxes) reinvested from the commencement date of the Fund on
                        May 31, 1994, to June 30, 2001, and with net dividends
                        thereafter. Prior to 2001, MSCI did not calculate the Index return with net dividends reinvested. Once it became
                        available, TIFF adopted the net dividend Index return
                        because reinvesting net dividends is deemed more
                        representative of the returns that can be achieved by
                        non-local investors in these markets. Index returns with
                        gross dividends reinvested through December 31, 2001, are as follows: Calendar Year--(19.78%); 3-Year
                        Annualized--(3.75%); 5-Year Annualized--0.75%; Annualized
                        since Inception--2.60%; Cumulative since Inception--21.50%.
                        A $100,000 investment in the Index with gross dividends
                        reinvested from commencement of the Fund to December 31,
                        2001, would have been worth $121,500 on that date.

--------------------------------------------------------------------------------

  TIFF INTERNATIONAL EQUITY FUND / SCHEDULE OF INVESTMENTS   DECEMBER 31, 2001

  NUMBER
OF SHARES                                               VALUE +

            COMMON STOCKS -- 87.6%

            AUSTRALIA -- 3.9%
   180,900  Amcor Ltd.                                    $662,109
    51,296  Australia and New Zealand Banking
               Group Ltd.                                  467,636
   103,960  Broken Hill Proprietary Co.                    558,780
    58,000  Caltex Australian Ltd.                          42,457
    85,591  CSR Ltd.                                       297,497
   367,956  Foster's Brewing Group Ltd.                    915,413
    55,223  National Australia Bank Ltd.                   900,639
   253,421  Normandy Mining Ltd.                           234,804
    86,724  Orica Ltd.                                     320,081
    60,300  Paperlinx Ltd.                                 150,356
   148,000  Santos Ltd.                                    469,719
   104,000  WMC Ltd.                                       509,644
                                                      ------------
                                                         5,529,135
                                                      ------------

            BELGIUM -- 0.4%
    15,000  Dexia                                          215,699
     1,494  Electrabel SA                                  311,280
                                                      ------------
                                                           526,979
                                                      ------------

            BRAZIL -- 0.3%
    21,110  Petroleo Brasileiro SA - ADR                   491,863
                                                      ------------

            CANADA -- 2.7%
    30,000  Abitibi-Consolidated, Inc.                     218,575
    12,710  Agrium, Inc.                                   134,167
    38,448  Air Canada*                                    120,914
    26,000  Air Canada, Class A*                            57,497
    18,700  Alberta Energy Co. Ltd. (foreign shares)       707,795
     5,900  Alcan Aluminium Ltd.                           211,236
     3,800  Fairmont Hotels & Resorts, Inc.                 90,295
     3,100  Fording, Inc.                                   54,960
    14,108  Hudson's Bay Co.                               128,154
    44,400  Imperial Oil Ltd.                            1,237,872
    10,772  Imperial Oil Ltd. (Foreign Market)             299,018
     7,800  Inco Ltd.*                                     132,194
    10,020  Nortel Networks Corp.                           74,699
     4,000  PanCanadian Energy Corp.                       103,493
    14,000  Rogers Communications, Inc., Class B*          237,857
    24,500  Stelco, Inc., Class A*                          50,650
                                                      ------------
                                                         3,859,376
                                                      ------------
            CHINA -- 0.1%
   200,000  China Southern Airlines Co. Ltd.*               57,708
   694,000  Guangshen Railway Co. Ltd.                     113,919
                                                      ------------
                                                           171,627
                                                      ------------

            DENMARK -- 1.4%
     3,300  Bang & Olufsen Holding AS, Ser. B               77,062
     1,600  Coloplast AS, Class B                          105,384
    19,500  ISS AS*                                        959,774
    17,300  Novo Nordisk AS, Class B                       707,505
     6,000  Tele Danmark                                   213,762
                                                      ------------
                                                         2,063,487
                                                      ------------

            FINLAND -- 1.8%
     2,500  Konecranes International                        63,753
    25,000  Metsa-Serla OY, Class B                        154,484
    15,641  Nokia Oyj                                      401,369
    24,000  Sampo Insurance Co. Ltd., Class A              185,061
    41,294  Stora Enso OY                                  523,571
  NUMBER
OF SHARES                                               VALUE +
    42,167  Stora Enso Oyj - R Shares                     $525,637
    10,220  Tietoenator OY                                 266,627
     9,084  UPM-Kymmeme OY                                 300,079
    19,000  Valmet Corp. OY, Class A                       198,443
                                                      ------------
                                                         2,619,024
                                                      ------------

            FRANCE -- 7.7%
    20,282  Accor SA                                       737,353
     8,000  Air Liquide                                  1,121,192
    49,835  Alcatel SA                                     851,963
     2,100  Atos Origin*                                   137,527
     3,876  Aventis SA                                     275,232
     2,654  Banque Nationale de Paris                      237,494
    12,523  Carrefour Supermarche                          651,188
     1,261  Clarins SA                                      71,185
     6,111  Compagnie de Saint-Gobain                      922,289
    30,670  Compagnie Generale d'Industrie et de
               Participations                            1,024,071
     1,800  Groupe Danone                                  219,573
     9,573  Pechiney SA, A Shares                          493,528
     4,012  Sanofi-Synthelabo SA                           299,357
     6,400  Scor SA                                        201,786
    14,991  Societe Generale, Class A                      838,921
    32,300  Suez SA                                        977,837
     6,400  Thomson CSF                                    220,819
     6,693  Total Fina SA                                  955,895
    31,900  Usinor SA                                      399,073
     4,945  Vivendi Universal SA                           270,786
                                                      ------------
                                                        10,907,069
                                                      ------------

            GERMANY -- 5.1%
     2,910  Allianz AG                                     687,927
    19,600  Bayer AG                                       623,031
     7,000  Bayerische Motoren Werke AG                    244,014
    11,600  Buderus AG                                     317,089
    16,300  Deutsche Bank AG                             1,152,374
    11,000  Deutsche Post AG*                              151,813
    45,600  Deutsche Telekom AG                            783,623
     5,300  E. ON AG                                       274,558
    15,780  Fresenius Medical Care - ADR                   315,127
    23,200  HypoVereinsbank                                705,446
     2,500  Muenchener Rueckversicherungs                  678,819
    17,560  RWE AG                                         663,724
     9,029  Siemens AG                                     597,731
                                                      ------------
                                                         7,195,276
                                                      ------------

            GHANA -- 0.2%
    82,000  Ashanti Goldfields Co. Ltd. - GDR              348,500
                                                      ------------

            HONG KONG -- 3.7%
   228,000  Cafe de Coral Holdings Ltd.                    131,575
    67,000  Cathay Pacific Airways Ltd.                     85,921
   382,000  First Pacific Co. Ltd.                          47,028
   131,914  Hong Kong & China Gas Co. Ltd.                 161,555
    39,000  Hong Kong Aircraft Engineering Co. Ltd.         60,017
   149,000  Hong Kong Electric Holdings Ltd.               554,127
   204,000  Hong Kong Exchanges & Clearing Ltd.            310,009
   215,000  Hong Kong Shanghai Hotels Ltd.                  79,958
    87,700  Hutchison Whampoa Ltd.                         846,313
   142,333  Hysan Development Co. Ltd.                     143,285
   166,000  i-Cable Communications Ltd.*                   101,118
   154,151  Jardine Matheson Holdings Ltd.                 909,491
   540,000  Li & Fung Ltd.                                 605,936
   118,881  Mandarin Oriental International Ltd.            48,741

--------------------------------------------------------------------------------

  TIFF INTERNATIONAL EQUITY FUND / SCHEDULE OF INVESTMENTS   DECEMBER 31, 2001

  NUMBER
OF SHARES                                               VALUE +
    38,500  MTR Corp. Ltd.*                                $49,052
    71,000  Shanghai Industrial Holdings Ltd.              132,036
    56,000  SmarTone Telecommunications Holdings
               Ltd.*                                        66,788
    89,000  Television Broadcasts Ltd.                     385,773
   208,571  Wharf Holdings Ltd.                            509,535
                                                      ------------
                                                         5,228,258
                                                      ------------

            INDIA -- 0.0%
     7,200  Shiriram Industries - GDR                        1,260
                                                      ------------

            INDONESIA -- 0.2%
   190,000  PT Astra International Inc.*                    35,625
 1,278,000  PT Bank Pan Indonesia TBK                       22,734
   343,000  PT Citra Marga Nusaphala Persada TBK            10,224
    92,000  PT Gudang Garam TBK*                            76,519
 1,508,800  PT Lippo Bank*                                   4,352
   937,000  PT Matahari Putra Prima TBK                     39,192
   415,000  PT Mulia Industrindo*                            5,387
   121,000  PT Semen Gresik                                 63,990
                                                      ------------
                                                           258,023
                                                      ------------

            IRELAND -- 1.4%
    25,000  Bank of Ireland                                231,949
    23,500  CRH plc                                        414,931
    15,400  Elan Corp. plc - ADR                           693,924
    81,000  Fyffes plc                                      93,759
   102,900  Independent Newspapers plc                     192,407
    13,700  SmartForce plc - ADR                           339,075
                                                      ------------
                                                         1,966,045
                                                      ------------

            ISRAEL -- 0.7%
    16,040  Teva Pharmaceutical Industries Ltd.            988,545
                                                      ------------

            ITALY -- 1.8%
    39,440  Banco Popolare di Milano                       137,660
     6,600  Industrie Natuzzi SpA - ADR                     96,624
   306,500  IntesaBci SpA                                  767,689
    77,800  Luxottica Group SpA - ADR                    1,282,144
    46,000  Saipem SpA                                     224,739
    28,000  Unicredito Italiano SpA                        111,991
                                                      ------------
                                                         2,620,847
                                                      ------------

            JAPAN -- 12.7%
    15,000  Aisin Seiki Co. Ltd.                           161,033
     5,000  Alpine Electronics                              47,307
    29,600  Asatsu-DK, Inc.                                578,178
    41,000  Bridgestone Corp.                              433,901
    46,000  Calsonic Kansei Corp.                          115,825
    54,910  Canon, Inc.                                  1,889,548
    20,000  Dai Nippon Printing Co. Ltd.                   199,908
    27,000  Dai-Dan Co. Ltd.                               102,182
    55,000  Daiichi Pharmaceutical Co. Ltd.              1,070,121
       600  Dai-Tokyo Fire & Marine Insurance                  984
    24,000  Ebara Corp.                                    144,667
    28,000  Eisai Co. Ltd.                                 696,475
    16,000  Ezaki Glico Co. Ltd.                            76,057
    16,600  FamilyMart Co. Ltd.                            279,284
   126,000  Fuji Electric Co. Ltd.                         267,267
     9,500  Hirose Electronics Co. Ltd.                    647,299
   105,000  Hitachi Ltd.                                   769,113
    10,000  Hitachi Medical Corp.                           91,180
    10,000  Inabata & Co. Ltd.                              46,467
    12,000  Intec, Inc.*                                    63,086
  NUMBER
OF SHARES                                               VALUE +
     4,000  ISB Corp.                                      $25,027
    14,000  Ishikawajima-Harima Heavy Industries            21,792
   140,000  Itochu Corp.                                   316,191
    16,000  Jeol Ltd.                                      107,310
    14,000  Kinden Corp.                                    65,481
    42,000  Kirin Brewery Co. Ltd.                         300,275
     3,000  Kyocera Corp.                                  195,712
    16,000  Lintec                                          98,764
    42,000  Lion Corp.                                     147,093
    47,000  Matsushita Electric Industries Co.             603,548
    11,000  Matsushita Electric Works Ltd.                  90,562
        34  Mizuho Holdings, Inc.                           69,266
    17,000  Mizuno Corp.                                    43,324
    12,900  Murata Manufacturing Co. Ltd.                  773,646
    36,000  Nichido Fire & Marine Insurance Co. Ltd.       173,600
    10,000  NIFCO, Inc.                                     82,405
     4,000  Nippon Broadcasting System, Inc.               106,821
    10,000  Nippon Koei Co. Ltd.                            19,609
    60,000  Nippon Mitshubishi Oil Corp.                   228,903
    56,000  Nippon Sanso Corp.                             143,995
        83  Nippon Telegraph and Telephone Corp.           270,418
    38,000  Nisshinbo Industries, Inc.                     140,913
       400  Nomura Research Institute, Ltd.*                46,940
    31,790  Nomura Securities Co. Ltd.                     407,502
    38,000  Oki Electrick Industry Co.                     124,676
    10,000  OMRON Corp.                                    133,527
    11,000  Ono Pharmaceutical Co. Ltd.                    330,688
     2,600  ORIX Corp.                                     232,901
     2,000  Ryohin Keikaku Co. Ltd.                         40,440
     8,000  Ryosan Co.                                      88,509
    30,000  Sankyo Seiko                                    56,081
    49,000  Sekisui Chemical                               128,987
    66,000  Sharp Corp.                                    771,998
     6,100  Shin-Etsu Chemical Co. Ltd.                    219,220
    28,000  Shiseido Co. Ltd.                              258,721
        46  Sky Perfect Communications Inc.*                42,469
    28,000  Sumitomo Chemical Co. Ltd.                      95,071
    36,000  Sumitomo Corp.                                 165,085
    30,000  Sumitomo Forestry Co. Ltd.                     157,485
       400  Sumitomo Mitsui Banking Corp.                    1,694
    50,000  Sumitomo Trust & Banking Co. Ltd.              202,960
    14,000  Sumitomo Wiring Systems Ltd.                    90,584
    11,000  Taihei Dengyo Kaisha Ltd.                       26,438
    17,000  Takeda Chemical Industries Ltd.*               769,190
     9,000  Tokyo Broadcasting System                      136,655
   118,000  Tokyo Gas Co.                                  316,023
    30,000  Toppan Printing Co.                            276,743
    18,000  Toyo Seikan                                    229,910
        34  UFJ Holdings, Inc.*                             74,973
        75  West Japan Railway Co.                         335,343
    25,000  Yamaha Motor Co. Ltd.                          152,030
    12,000  Yamatake Corp.                                  97,879
    18,000  Yaskawa Electric Corp.                          61,804
    72,000  Yokohama Bank Ltd.                             251,061
                                                      ------------
                                                        18,028,124
                                                      ------------

            MALAYSIA -- 1.2%
    45,000  Carlsberg Brewery Malaysia Berhad              127,895
    32,000  Genting Berhad                                  88,421
   197,000  Kumpulan Guthrie Berhad                        111,461
    40,500  Malayan Banking Berhad                          88,461
   129,333  Perlis Plantations Berhad                      112,996
   162,000  Resorts World Berhad                           262,184

--------------------------------------------------------------------------------

  TIFF INTERNATIONAL EQUITY FUND / SCHEDULE OF INVESTMENTS   DECEMBER 31, 2001

  NUMBER
OF SHARES                                               VALUE +
    35,000  Rothmans of Pall Mall Berhad                  $340,789
   264,800  Sime Darby Berhad                              341,453
   264,000  Technology Resources Industries Berhad*        200,779
                                                      ------------
                                                         1,674,439
                                                      ------------

            MEXICO -- 0.8%
       800  America Movil SA de CV                          15,584
    10,000  Grupo Televisa SA - GDR                        431,800
       800  Telefonos de Mexico, Class L - ADR              28,016
    10,000  Vitro Sociedad Aninima - ADR                    21,500
    22,100  Wal Mart de Mexico - ADR                       602,605
                                                      ------------
                                                         1,099,505
                                                      ------------

            NETHERLANDS -- 6.7%
    50,130  Elsevier NV                                    592,763
    11,000  Heineken NV                                    417,144
    25,000  IHC Caland NV                                1,168,650
    82,598  ING Groep NV                                 2,106,336
    36,718  Koninklijke (Royal) Philips Electronics
               NV                                        1,091,316
     5,970  Koninklijke Boskalis Westminster NV            160,002
    43,050  Koninklijke KPN NV*                            218,874
     6,390  Koninklijke Nedlloyd NV                         88,190
    19,100  Koninklijke Vopak NV                           309,521
    28,340  Royal Dutch Petroleum Co.                    1,435,811
    13,800  Royal Dutch Petroleum Co., NY Shares           676,476
    16,819  Unilever NV-CVA                                986,146
     8,787  VNU NV                                         270,004
                                                      ------------
                                                         9,521,233
                                                      ------------

            NEW ZEALAND -- 0.7%
   451,700  Carter Holt Harvey Ltd.                        319,749
   239,174  Telecom Corporation of New Zealand Ltd.        497,960
    22,586  Tranz Rail Holdings Ltd.                        37,619
   382,400  Wrightson Ltd.                                 187,893
                                                      ------------
                                                         1,043,221
                                                      ------------

            NORWAY -- 0.3%
    34,000  Den Norske Bank ASA                            153,145
     8,333  Dolphin Interconnect Solutions                   4,645
    18,000  Rieber & Son ASA, Class B                       96,329
    14,900  Schibsted Gruppen ASA                          143,696
                                                      ------------
                                                           397,815
                                                      ------------

            PHILIPPINES -- 0.1%
   104,000  ABS-CBN Broadcasting Corp. - PDR                47,868
   890,000  Ayala Corp.                                     81,066
                                                      ------------
                                                           128,934
                                                      ------------
            SINGAPORE -- 2.1%
   436,000  Brierley Investments Ltd.                       55,489
   113,000  DBS Group Holdings Ltd.                        844,517
    62,000  DelGro Corp. Ltd.                               83,943
    17,000  Fraser & Neave Ltd.                             69,970
    30,000  Great Eastern Holdings Ltd.                    161,657
   123,812  Jardine Strategic Holdings Ltd.*               325,626
    33,000  Overseas Union Enterprise Ltd.                 114,379
    71,300  Overseas-Chinese Banking Corp. Ltd.            424,750
   189,000  Sembcorp Marine                                 84,444
    33,500  Singapore Press Holdings                       395,505
   240,000  United Industrial Corp.                         94,882
    49,000  Venture Manufacturing (Singapore) Ltd.         352,938
                                                      ------------
                                                         3,008,100
                                                      ------------
  NUMBER
OF SHARES                                               VALUE +

            SOUTH AFRICA -- 1.3%
     3,000  AngloGold Ltd.                                $105,544
     1,169  AngloGold Ltd. - ADR                            20,564
    16,600  Barloworld Ltd.                                 80,959
    19,209  Edgars Stores Ltd.                              40,436
   159,000  FirstRand Ltd.                                  98,754
    54,000  Gencor Ltd.                                    217,216
    45,086  Gold Fields Ltd.                               216,127
   333,000  Hosken Consolidated Investments Ltd.*           74,956
    24,436  JD Group Ltd.                                   52,967
    49,545  Kersaf Investments Ltd.*                       100,370
    16,000  Pretoria Portland Cement Co. Ltd.               97,374
    82,000  RMB Holdings Ltd.                               76,223
   303,100  Sanlam Ltd.                                    232,474
    33,659  Sasol Ltd.                                     295,761
    24,908  South African Breweries Ltd.                   164,046
                                                      ------------
                                                         1,873,771
                                                      ------------

            SOUTH KOREA -- 2.2%
    35,700  Hyundai Motor Co. Ltd.                         731,123
    22,746  Pohang Iron & Steel Co. Ltd. (foreign
               shares)                                     523,158
     3,070  Samsung Electronics Co.                        587,823
    11,825  Samsung Electronics Co. - GDR (144A){::}     1,359,875
                                                      ------------
                                                         3,201,979
                                                      ------------

            SPAIN -- 2.2%
     5,800  Acciona SA                                     211,737
     8,500  Acerinox SA                                    284,193
    58,692  Banco Central Hispanoamer SA                   491,761
     8,600  Banco Popular Espanol                          282,406
     8,900  Centros Comerciales Pryca SA                   107,140
    42,000  Iberdrola SA                                   546,741
    19,543  NH Hoteles SA*                                 194,370
     3,000  Prosegur Cia de Seguridad SA                    40,442
    67,712  Telefonica de Espana SA*                       906,170
    11,750  Viscofan Industria Navarra de Envolturas
               Celulosicas SA                               51,056
                                                      ------------
                                                         3,116,016
                                                      ------------

            SWEDEN -- 1.1%
    13,188  ABB Ltd.                                       126,981
     9,500  Hoganas AB, Class B                            148,074
    14,500  OM Gruppen AB                                  190,759
    17,000  Svenska Cellulosa AB (SCA)                     465,123
    20,000  Svenska Handelsbanken, Class A                 293,621
    70,760  Telefonaktiebolaget Ericsson LM, Class B       384,503
                                                      ------------
                                                         1,609,061
                                                      ------------

            SWITZERLAND -- 3.0%
     4,200  Compagnie Financiere Richemont AG               78,042
    23,329  Credit Suisse Group*                           994,846
    25,080  Nestle SA - ADR                              1,336,854
     9,080  Novartis AG                                    328,143
       100  Phoenix Mecano AG                               24,996
       610  Publigroupe SA                                 123,084
     6,740  Roche Holding AG                               481,066
       100  Sarna Kunststoff Holding AG                     78,301
       750  Societe General de Surveillance SA             120,389
       247  Syngenta AG*                                    12,794
    12,780  Union Bank of Switzerland AG*                  645,062
                                                      ------------
                                                         4,223,577
                                                      ------------

--------------------------------------------------------------------------------

  TIFF INTERNATIONAL EQUITY FUND / SCHEDULE OF INVESTMENTS   DECEMBER 31, 2001

  NUMBER
OF SHARES                                               VALUE +
            TAIWAN -- 1.5%
    21,012  Taiwan Semiconductor Manufacturing Co.
               Ltd. - Sponsored ADR*                      $360,776
   107,900  Taiwan Semiconductor Manufacturing Co.
               Ltd. (144A) (PREF)*(a){::}                1,349,135
    41,819  United Microelectronics Corp. - ADR            401,462
                                                      ------------
                                                         2,111,373
                                                      ------------
            THAILAND -- 0.6%
   150,000  Advanced Information Service Public Co.
               Ltd.                                        138,198
    73,364  Golden Land Property Development Public
               Co. Ltd.*                                    18,577
   171,636  Golden Land Property Development Public
               Co. Ltd. (foreign shares)*                   43,462
    33,000  Matichon Public Co. Ltd.                        38,797
    89,000  MBK Properties and Development Public
               Co. Ltd.                                     48,494
   250,000  National Finance & Securities Co. Ltd.*         59,914
   120,000  Post Publishing Co. Ltd.                       113,950
    21,000  Siam Cement Public Co. Ltd.*                   220,303
     8,700  Siam Cement Public Co. Ltd. (foreign
               shares)*                                    103,857
    96,000  The Thai Farmers Bank Ltd.*                     47,316
     7,000  Total Access Communication plc*                  9,940
                                                      ------------
                                                           842,808
                                                      ------------
            UNITED KINGDOM -- 19.4%
    53,000  Airtours plc                                   191,163
    18,600  Amdocs Ltd.                                    631,842
     6,031  Anglo American plc - ADR                        91,131
    56,882  Arriva plc                                     278,047
    39,400  Associated British Ports Holdings plc          239,716
    34,500  BAA plc                                        277,720
    12,600  Barclays plc                                   417,080
    95,213  Bass plc                                       941,798
    84,000  Berisford plc                                  116,202
   197,449  BG Group plc                                   803,982
   117,600  Boots Co. plc                                1,002,264
    35,000  BP plc                                         271,709
    23,500  BP plc - ADR                                 1,092,985
    77,300  Brambles Industries plc*                       381,720
    53,500  British Aerospace plc                          242,391
   132,889  British Airways plc                            380,493
    52,000  BT Group plc                                   191,529
    84,231  Cable & Wireless Communications plc            405,159
    44,000  Close Brothers Group plc                       515,503
   111,200  COLT Telecom Group plc*                        184,498
   106,173  Compass Group plc                              794,872
    64,000  Devro International plc                         50,764
    47,804  Diageo plc                                     546,364
   102,008  EMI Group plc                                  532,977
    77,300  GKN plc                                        297,822
    38,367  GlaxoSmithKline plc                            962,050
   294,868  Granada Compass plc                            615,402
   101,759  Great Universal Stores plc                     953,135
   131,896  Hanson plc                                     909,696
    73,316  HBOS plc                                       849,365
    42,000  Hilton Group plc                               129,872
    59,000  HSBC Holdings plc*                             690,415
    39,000  Imperial Chemical Industries plc               214,740
   136,000  Kidde plc                                      132,715
    61,100  Lloyds TSB Group plc                           664,047
   189,327  Marks & Spencer plc                            997,410
    52,000  mm02 plc*                                       65,464
  NUMBER
OF SHARES                                               VALUE +
    33,500  P & O Princess Cruises plc                    $195,170
    84,354  Pearson plc                                    972,820
    33,500  Peninsular & Orient Steam                      115,405
    93,000  PIC International Group plc                     69,706
   151,000  Pilkington plc                                 246,137
    74,400  PowerGen plc                                   817,527
    22,702  Provident Financial plc                        215,508
    49,000  Railtrack Group plc(a)                               0
    15,260  Reckitt & Colman plc                           222,450
    49,000  Reed International plc                         407,100
   107,000  Rentokil Initial plc                           428,950
    88,600  Rio Tinto plc                                1,696,961
    78,000  Shell Transport & Trading Co.                  536,842
    17,250  Smiths Group plc                               170,078
     1,000  South African Breweries plc                      6,811
   278,640  Stagecoach Holdings plc                        299,040
   216,160  Telewest Communications plc*                   195,052
    86,000  The Sage Group plc                             286,845
   146,249  Vodafone AirTouch plc                          382,599
    34,600  Vodafone Group plc - Sponsored ADR             888,528
   129,900  WPP Group plc                                1,438,814
                                                      ------------
                                                        27,656,385
                                                      ------------
            VENEZUELA -- 0.3%
    18,300  Compania Vale do Rio Doce - ADR                432,063
                                                      ------------
            Total Common Stocks
               (Cost $127,991,134)                     124,743,718
                                                      ------------
            PREFERRED STOCKS -- 0.0%
            THAILAND -- 0.0%
    39,000  Siam Commercial Bank*
               (Cost $27,450)                               14,902
                                                      ------------
            COMMINGLED INVESTMENT VEHICLES -- 0.4%
            JAPAN -- 0.4%
    61,400  Atlantis Japan Growth Fund
               (Cost $606,057)                             509,620
                                                      ------------

                                                 EXPIRATION
                                                    DATE
            RIGHTS -- 0.0%
            INDONESIA -- 0.0%
 1,800,000  PT Bank Universal Certificate of
               Entitlement*(a)(b)                 06/08/02              0
 1,180,800  PT Lippo Bank Certificate of
               Entitlement*(a)                    05/03/02              0
                                                             ------------
                                                                        0
                                                             ------------
            UNITED KINGDOM -- 0.0%
    37,500  TI Automotive Ltd.*                   04/01/02              0
                                                             ------------
            Total Rights
               (Cost $0)                                                0
                                                             ------------
            WARRANTS -- 0.0%
   115,500  PT Bank Pan (Indonesia)*              07/08/02             22
 1,800,000  PT Bank Universal
               (Indonesia)*(a)(b)                 04/15/02              0
 1,180,800  PT Lippo Bank (Indonesia)*(a)         04/15/02              0
    39,000  Siam Commercial Bank (Thailand)       04/28/02          1,067
                                                             ------------
            Total Warrants
               (Cost $275)                                          1,089
                                                             ------------

--------------------------------------------------------------------------------

  TIFF INTERNATIONAL EQUITY FUND / SCHEDULE OF INVESTMENTS   DECEMBER 31, 2001

PRINCIPAL                                   INTEREST  MATURITY
  AMOUNT                                      RATE      DATE       VALUE +

            SHORT-TERM INVESTMENTS -- 6.5%

            REPURCHASE AGREEMENT -- 5.8%
$8,336,975  Investors Bank & Trust Co. - Repurchase Agreement,
               issued 12/31/01 (proceeds at maturity
               $8,337,415) (Collateralized by a $8,803,623
               FHLMC, 4.17%, due 08/15/20 with a market value
               of $8,753,824.)
               (Cost $8,336,975)             1.400%   01/02/02     $8,336,975
                                                                 ------------
            US TREASURY SECURITIES -- 0.7%#
   500,000  US Treasury Bill+                1.719%   05/16/02        496,818
   500,000  US Treasury Bill+                1.795%   03/23/02        497,993
                                                                 ------------
            Total US Treasury Securities
               (Cost $993,661)                                        994,811
                                                                 ------------
            Total Short-Term Investments
               (Cost $9,330,636)                                    9,331,786
                                                                 ------------
            Total Investments -- 94.5%
               (Cost $137,955,552)                                134,601,115
            Other Assets in Excess of
               Liabilities -- 5.5%                                  7,794,539
                                                                 ------------
            NET ASSETS -- 100.0%                                 $142,395,654
                                                                 ============

SUMMARY OF INDUSTRY CLASSIFICATIONS (AS A % OF TOTAL NET ASSETS):
Capital Equipment                                          13.2%
Commingled Investment Vehicles                              0.4
Consumer Goods                                             16.6
Energy                                                     10.2
Finance                                                    15.1
Materials                                                  12.1
Multi-Industry                                              4.8
Services                                                   15.6
US Treasury Obligations                                     0.7
Other                                                       5.8
Other Assets (Liabilities)                                  5.5
                                                          -----
Total                                                     100.0%
                                                          =====

ADR  American Depositary Receipt
CVA  Certificaaten van aandelen (share certificates)
FHLMC Federal Home Loan Mortgage Corporation
GDR  Global Depositary Receipt
PREF Preference Shares
  *  Non-income producing security
  + Security or a portion thereof is held with a broker as initial margin for financial futures contracts. See Appendix C of Notes to Financial Statements.
{::} Security exempt from registration under Rule 144A of the Securities Act of 1933. Security may be resold in transactions exempt from registration, normally to qualified buyers. At December 31, 2001, the aggregate market value of these securities was $2,709,010 or 1.90% of net assets.
  +  See Note 2 to the Financial Statements.
  #  Interest rate represents the yield to maturity at the time of purchase.
(a) Security is valued in good faith under procedures established by the board of directors.
(b)  Restricted security

         See accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------

  TIFF US EQUITY FUND                                        DECEMBER 31, 2001

POLICY CONSIDERATIONS: The Fund employs a combination of managers that, collectively, provide exposure to all market sectors, including the thousands of small- and mid-cap stocks not represented in the cap-weighted S&P 500 Index. The Fund's structure reflects the belief that many endowed institutions lack sufficient assets and analytical resources to construct multi-manager portfolios that avoid unintended sector and style biases. The Fund's structure combines active strategies with a low cost "completeness" portfolio.

PERFORMANCE EVALUATION: By any sound measure save its relative performance the prior year (8.2% excess return), the Fund performed admirably in 2001. To be sure, its -6.5% return in 2001 doesn't appear to have helped the growing number of charities that rely on the Fund as a cost-efficient means of maintaining exposure to the broad US stock market. But appearances can be deceiving. The broad market that the Fund seeks to outperform (proxied by the Wilshire 5000 Index) slumped badly in 2001 (-11%), producing its worst two-year return since 1973-74 (-21%). Happily, the Fund's managers have done a fine job conserving capital: $10 million invested in the Fund in January 2000 is now worth $1.2 million more than the same amount invested in the W5000 ($9.1 million vs.
$7.9 million). Importantly, the Fund's capital-conserving tendencies don't necessarily prevent it from participating fully in the infrequent but powerful upward moves that make stock ownership worthwhile over the long term. At year-end, 97.1% of the Fund's assets were exposed to the US equity market, via individual stocks or stock index futures. The Fund permits its managers to make modest forays into foreign stocks; at year-end such stocks represented 2.5% of Fund assets. The Fund currently displays no material sector tilts.

                                                       TOTAL RETURN*
                                               -----------------------------
                                                  TIFF
                                               US Equity        Wilshire
                                                 Fund**           5000
                                               -----------------------------
                    Calendar Year 2001           (6.51%)             (10.97%)
                    3-Year Annualized             2.65%               (0.67%)
                    5-Year Annualized             9.97%                9.70%
                    Annualized since
                      Inception**                14.31%               13.84%
                    Cumulative since
                      Inception**               176.00%              167.50%

                        GROWTH OF A $100,000 INVESTMENT

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

          TIFF US EQUITY FUND  WILSHIRE 5000 INDEX
5/31/94              $100,000             $100,000
6/30/94               $97,800              $97,325
7/31/94              $100,900             $100,214
8/31/94              $104,700             $104,640
9/30/94              $103,000             $102,614
10/31/94             $104,800             $104,290
11/30/94             $101,064             $100,471
12/31/94             $103,390             $101,825
1/31/95              $105,351             $104,026
2/28/95              $109,685             $108,169
3/31/95              $112,264             $111,020
4/30/95              $114,950             $113,779
5/31/95              $118,273             $117,633
6/30/95              $122,738             $121,385
7/31/95              $128,351             $126,380
8/31/95              $130,335             $127,613
9/30/95              $133,782             $132,480
10/31/95             $132,817             $131,150
11/30/95             $138,651             $136,706
12/31/95             $140,515             $138,942
1/31/96              $144,835             $142,664
2/29/96              $147,677             $145,159
3/31/96              $150,406             $146,747
4/30/96              $154,559             $150,373
5/31/96              $157,750             $154,484
6/30/96              $156,382             $153,213
7/31/96              $148,638             $144,947
8/31/96              $152,983             $149,584
9/30/96              $158,586             $157,548
10/31/96             $162,586             $159,750
11/30/96             $172,239             $170,334
12/31/96             $171,569             $168,414
1/31/97              $179,061             $177,429
2/28/97              $179,685             $177,348
3/31/97              $171,944             $169,504
4/30/97              $180,451             $176,896
5/31/97              $191,729             $189,429
6/30/97              $199,874             $198,131
7/31/97              $214,299             $213,363
8/31/97              $208,894             $205,343
9/30/97              $221,966             $217,460
10/31/97             $217,919             $210,217
11/30/97             $223,980             $217,099
12/31/97             $228,120             $221,111
1/31/98              $228,703             $222,312
2/28/98              $244,581             $238,496
3/31/98              $256,526             $250,433
4/30/98              $259,725             $253,406
5/31/98              $253,451             $246,662
6/30/98              $256,661             $255,310
7/31/98              $244,959             $249,717
8/31/98              $204,547             $210,828
9/30/98              $211,283             $224,599
10/31/98             $227,894             $241,310
11/30/98             $242,667             $256,505
12/31/98             $255,157             $272,919
1/31/99              $261,691             $282,951
2/28/99              $250,746             $272,694
3/31/99              $258,424             $283,217
4/30/99              $270,966             $296,792
5/31/99              $269,984             $290,295
6/30/99              $284,392             $305,324
7/31/99              $278,623             $295,535
8/31/99              $275,507             $292,787
9/30/99              $270,617             $285,145
10/31/99             $279,721             $303,280
11/30/99             $285,064             $313,440
12/31/99             $303,298             $337,230
1/31/00              $289,075             $323,235
2/29/00              $293,304             $330,476
3/31/00              $313,485             $350,106
4/30/00              $303,927             $331,865
5/31/00              $300,463             $320,273
6/30/00              $306,815             $334,397
7/31/00              $304,448             $327,576
8/31/00              $326,263             $351,358
9/30/00              $308,116             $334,949
10/31/00             $305,900             $327,848
11/30/00             $285,645             $295,096
12/31/00             $295,204             $300,467
1/31/01              $306,375             $311,975
2/28/01              $288,152             $282,384
3/31/01              $269,929             $263,374
4/30/01              $288,913             $285,050
5/31/01              $292,561             $287,889
6/30/01              $288,685             $283,052
7/31/01              $284,580             $278,382
8/31/01              $267,706             $261,540
9/30/01              $244,675             $238,054
10/31/01             $250,183             $244,100
11/30/01             $269,146             $262,774
12/31/01             $276,001             $267,502

------------

                        Past performance is not predictive of future performance.
                    *   Total return assumes dividend reinvestment and includes the effects of entry and exit fees received by the Fund;
                        however, a shareholder's total return for the period,
                        assuming a purchase at the beginning of the period and a
                        redemption at the end of the period, would be lower by the amount of entry and exit fees paid by the shareholder.
                   **   Commencement of operations was May 31, 1994.

--------------------------------------------------------------------------------

  TIFF US EQUITY FUND / SCHEDULE OF INVESTMENTS              DECEMBER 31, 2001

 NUMBER
OF SHARES                                                   VALUE +
           COMMON STOCKS -- 82.4%
           AEROSPACE AND DEFENSE -- 1.4%
  61,500   AAR Corp.                                          $554,115
  24,600   Boeing Co.                                          953,988
  14,900   Lockheed Martin Corp.                               695,383
   8,300   Textron, Inc.                                       344,118
   7,600   United Technologies Corp.                           491,188
                                                          ------------
                                                             3,038,792
                                                          ------------
           AUTOMOTIVE -- 1.1%
   6,500   General Motors Corp.                                315,900
   5,300   Harley-Davidson, Inc.                               287,843
  14,200   Johnson Controls, Inc.                            1,146,650
  42,700   The Pep Boys - Manny, Moe & Jack                    732,305
                                                          ------------
                                                             2,482,698
                                                          ------------
           BANKING -- 5.9%
  39,900   Bank of America Corp.                             2,511,705
   2,700   Bank Of New York Company, Inc.
              (The)                                            110,160
   6,500   Bank One Corp.                                      253,825
  35,625   Chittenden Corp.                                    983,250
  31,395   Downey Financial Corp.                            1,295,044
   2,900   Fifth Third Bancorp                                 177,857
  17,200   FleetBoston Financial Corp.                         627,800
  31,329   Hudson United Bancorp                               899,142
  38,750   JP Morgan Chase & Co., Inc.                       1,408,563
  14,200   National City Corp.                                 415,208
  45,271   National Commerce Financial Corp.                 1,145,356
  46,200   North Valley Bancorp                                632,478
  32,000   People's Bank                                       680,320
   2,300   SunTrust Banks, Inc.                                144,210
  26,000   The South Financial Group                           461,500
   4,900   UCBH Holdings, Inc.                                 139,356
  19,500   Wells Fargo Co.                                     847,275
                                                          ------------
                                                            12,733,049
                                                          ------------
           BEVERAGES, FOOD, AND TOBACCO -- 3.8%
  16,400   Archer-Daniels-Midland Co.                          235,340
  12,700   Campbell Soup Co.                                   379,349
   5,500   Coca-Cola Co.                                       259,325
   8,400   Conagra, Inc.                                       199,668
  18,000   Coors (Adolph), Class B                             961,200
 400,000   DB Group Ltd. (New Zealand)                         964,382
   1,000   Hain Celestial Group, Inc.*                          27,460
   8,800   Kraft Foods, Inc.                                   299,464
  12,800   Pepsi Bottling Group, Inc.                          300,800
  18,900   Pepsico, Inc.                                       920,241
  17,000   Philip Morris Companies, Inc.                       779,450
  66,900   Ralcorp Holdings, Inc.*                           1,518,630
  18,500   Sara Lee Corp.                                      411,255
  12,800   Sensient Technologies Corp.                         266,368
   5,100   Smithfield Foods, Inc.*                             112,404
  11,000   Sysco Corp.                                         288,420
  37,700   Tyson Foods, Inc., Class A                          435,435
                                                          ------------
                                                             8,359,191
                                                          ------------
           BUILDING MATERIALS -- 0.2%
   8,500   Lowe's Companies, Inc.                              394,485
                                                          ------------
 NUMBER
OF SHARES                                                   VALUE +
           CHEMICALS -- 0.2%
 105,700   Brancote Holdings plc (United
              Kingdom)*                                       $192,295
  60,000   HPD Exploration*                                      4,585
   3,800   PPG Industries, Inc.                                196,536
                                                          ------------
                                                               393,416
                                                          ------------
           COAL -- 0.1%
  11,900   Massey Energy Co.                                   246,687
                                                          ------------
           COMMERCIAL SERVICES -- 2.8%
   5,900   Concord EFS, Inc.*                                  193,402
   3,600   Dyax Corp.*                                          39,492
  51,200   Exponent, Inc.*                                     629,760
 104,700   Gartner Group, Inc., Class B*                     1,172,640
  37,000   Genencor International, Inc.*                       590,520
   8,500   H & R Block, Inc.                                   379,950
 113,200   iPrint.com, Inc.*                                    24,904
  37,950   ITT Educational Services, Inc.*                   1,399,217
  50,292   Pittston Brink's Group                            1,111,453
   2,100   Quintiles Transnational Corp.*                       33,768
  10,600   R.H. Donnelley Corp.*                               307,930
   9,700   United Rentals, Inc.*                               220,190
                                                          ------------
                                                             6,103,226
                                                          ------------
           COMMUNICATIONS -- 1.9%
  18,000   CIENA Corp.*                                        257,580
  29,500   Corning, Inc.                                       263,140
  28,500   Nextel Communications, Inc.,
              Class A*                                         312,360
  34,200   Nokia Corp. - ADR                                   838,926
  50,100   Nortel Networks Corp. (foreign
              shares)                                          375,750
   7,000   Qualcomm, Inc.*                                     353,500
  37,700   Verizon Communications Corp.                      1,789,242
                                                          ------------
                                                             4,190,498
                                                          ------------
           COMPUTER SOFTWARE AND PROCESSING -- 6.7%
   3,900   Activision, Inc.*                                   101,439
  23,000   Actuate Corp.*                                      121,210
  11,800   Adobe Systems, Inc.                                 366,390
   5,400   Agil Software Corp.*                                 92,988
  72,500   AOL Time Warner, Inc.*                            2,327,250
 177,450   Art Technology Group, Inc.*                         617,526
   2,500   Automatic Data Processing, Inc.                     147,250
   7,100   Brocade Communications Systems,
              Inc.*                                            235,152
   4,900   Centra Software, Inc.*                               39,200
  50,800   ClickAction, Inc.*                                   39,116
  14,800   Computer Associates International,
              Inc.                                             510,452
   1,600   Computer Sciences Corp.*                             78,368
   6,500   Cysive, Inc.*                                        18,265
   9,000   Electronic Data Systems Corp.                       616,950
 223,425   eXcelon Corp.*                                      261,407
   6,500   First Data Corp.                                    509,925
   3,000   IntelliCorp, Inc.*                                      810
  12,500   Keynote Systems, Inc.*                              116,875
  71,100   Microsoft Corp.*                                  4,711,231
  37,200   Niku Corp.*                                          60,636
  42,900   Oracle Corp.*                                       592,449
   7,000   PeopleSoft, Inc.*                                   281,400
  66,800   Preview Systems, Inc.                                10,354
 236,300   Tumbleweed Communications Corp.*                  1,403,622

--------------------------------------------------------------------------------

  TIFF US EQUITY FUND / SCHEDULE OF INVESTMENTS              DECEMBER 31, 2001

 NUMBER
OF SHARES                                                   VALUE +
  83,200   Unify Corp.*                                        $21,632
  84,300   ValiCert, Inc.*                                     244,470
   6,400   VeriSign, Inc.*                                     243,456
  14,200   VERITAS Software Corp.*                             636,519
  66,500   Vicinity Corp.*                                     120,365
                                                          ------------
                                                            14,526,707
                                                          ------------
           COMPUTERS AND INFORMATION -- 3.5%
 126,700   Bull Run Corp.*                                     100,093
   8,300   Check Point Software Technologies
              Ltd.*                                            331,087
 129,100   Cisco Systems, Inc.*                              2,338,001
  32,000   Compaq Computer Corp.                               312,320
  33,000   Dell Computer Corp.*                                896,940
  19,000   EMC Corp.*                                          255,360
  15,500   International Business Machines
              Corp.                                          1,874,880
   2,850   Kana Software, Inc.*                                 55,461
  83,900   Navidec, Inc.*                                       33,560
   1,500   Pixar, Inc.*                                         53,940
   1,600   ScanSource, Inc.*                                    76,160
     500   Secure Computing Corp.*                              10,275
  46,200   SeeBeyond Technology Corp.*                         448,140
  34,400   Selectica, Inc.*                                    208,120
  22,800   Sun Microsystems, Inc.*                             280,440
  12,600   Websense, Inc.*                                     404,082
                                                          ------------
                                                             7,678,859
                                                          ------------
           COSMETICS AND PERSONAL CARE -- 2.2%
   4,300   Avon Products, Inc.                                 199,950
   7,800   Colgate-Palmolive Co.                               450,450
 163,700   Playtex Products, Inc.*                           1,596,075
  32,200   Procter & Gamble Co.                              2,547,986
                                                          ------------
                                                             4,794,461
                                                          ------------
           DIVERSIFIED -- 4.7%
      13   Berkshire Hathaway Inc., Class A*                   982,800
 114,600   General Electric Co.                              4,593,168
   2,100   Minnesota Mining & Manufacturing
              Co.                                              248,241
  57,700   Tredegar Corp.                                    1,096,300
  32,300   Tyco International Ltd.                           1,902,470
 119,800   Walter Industries, Inc.                           1,354,938
                                                          ------------
                                                            10,177,917
                                                          ------------
           ELECTRIC UTILITIES -- 1.3%
   9,400   Entergy Corp.                                       367,634
  21,700   Mirant Corp.*                                       347,634
  18,400   OGE Energy Corp.                                    424,672
   4,400   PPL Corp.                                           153,340
  15,900   Reliant Energy, Inc.                                421,668
  26,500   Sempra Energy                                       650,575
   4,200   TXU Corp.                                           198,030
  10,100   Unisource Energy Corp.                              183,719
                                                          ------------
                                                             2,747,272
                                                          ------------
           ELECTRICAL EQUIPMENT -- 0.7%
  15,000   Linear Technology Corp.                             585,600
  57,400   Rayovac Corp.*                                    1,010,240
                                                          ------------
                                                             1,595,840
                                                          ------------
           ELECTRONICS -- 3.1%
     500   Analog Devices, Inc.*                                22,195
  62,000   Checkpoint Systems, Inc.*                           830,800
  92,933   Conductus, Inc.*                                    253,707
 NUMBER
OF SHARES                                                   VALUE +
 103,600   Intel Corp.                                      $3,258,220
  26,300   JDS Uniphase Corp.*                                 229,599
   4,900   KLA-Tencor Corp.*                                   242,844
  10,100   RF Micro Devices, Inc.*                             194,223
  52,000   Rogers Corp.*                                     1,575,600
     900   Tech Data Corp.*                                     38,952
                                                          ------------
                                                             6,646,140
                                                          ------------
           ENTERTAINMENT AND LEISURE -- 0.5%
   4,600   Eastman Kodak Co.                                   135,378
   1,100   Harrah's Entertainment, Inc.*                        40,711
  29,500   Liberty Media Corp., Class A*                       413,000
  27,800   Walt Disney Co.                                     576,016
                                                          ------------
                                                             1,165,105
                                                          ------------
           FINANCIAL SERVICES -- 3.8%
  69,966   Citigroup, Inc.                                   3,531,884
   3,100   E*TRADE Group, Inc.*                                 31,775
 145,500   E-LOAN, Inc.*                                       267,720
   8,800   Fannie Mae                                          699,600
  12,100   Freddie Mac                                         791,340
   4,500   Goldman Sachs Group, Inc.                           417,375
   8,600   Household International, Inc.                       498,284
  24,200   Instinet Group, Inc.*                               243,210
   4,800   Lehman Brothers Holdings, Inc.                      320,640
     400   MBNA Corp.                                           14,080
   7,100   Morgan Stanley Dean Witter & Co.                    397,174
   6,100   NVIDIA Corp.*                                       408,090
   5,200   USA Education, Inc.                                 436,904
   4,600   Washington Mutual, Inc.                             150,420
                                                          ------------
                                                             8,208,496
                                                          ------------
           FOREST PRODUCTS AND PAPER -- 0.3%
  13,400   Georgia-Pacific Group                               369,974
  12,600   Pactiv Corp.*                                       223,650
                                                          ------------
                                                               593,624
                                                          ------------
           HEALTHCARE PROVIDERS -- 1.8%
  40,000   Lincare Holdings, Inc.*                           1,146,000
  14,200   RehabCare Group, Inc.*                              420,320
   6,900   Tenet Healthcare Corp.*                             405,168
  47,000   Universal Health Services, Inc.,
              Class B*                                       2,010,660
                                                          ------------
                                                             3,982,148
                                                          ------------
           HEAVY MACHINERY -- 0.4%
   7,900   Caterpillar, Inc.                                   412,775
   8,200   Ingersoll-Rand Co.                                  342,842
   5,400   W-H Energy Services, Inc.*                          102,870
                                                          ------------
                                                               858,487
                                                          ------------
           HOME CONSTRUCTION, FURNISHINGS, AND APPLIANCES -- 0.2%
  13,400   Newell Rubbermaid Inc.                              369,438
                                                          ------------
           HOUSEHOLD PRODUCTS -- 0.1%
   2,500   Fortune Brands, Inc.                                 98,975
   3,800   The Clorox Co.                                      150,290
                                                          ------------
                                                               249,265
                                                          ------------
           INSURANCE -- 5.5%
   2,800   AFLAC, Inc.                                          68,768
  30,962   American International Group, Inc.                2,458,383
  30,000   Brown & Brown, Inc.                                 819,000
  82,900   CNA Surety Corp.                                  1,284,950

--------------------------------------------------------------------------------

  TIFF US EQUITY FUND / SCHEDULE OF INVESTMENTS              DECEMBER 31, 2001

 NUMBER
OF SHARES                                                   VALUE +
  36,500   Hilb, Rogal & Hamilton Co.                       $2,045,825
   4,400   Jefferson-Pilot Corp.                               203,588
  27,100   John Hancock Financial Services,
              Inc.                                           1,119,230
   7,800   Lincoln National Corp.                              378,846
   6,700   Loews Corp.                                         371,046
   6,100   Marsh & McLennan Companies, Inc.                    655,445
  17,700   MetLife, Inc.                                       560,736
   1,900   Oxford Health Plans, Inc.*                           57,266
   6,900   Protective Life Corp.                               199,617
   2,200   The Progressive Corp.                               328,460
  13,700   United Health Group, Inc.                           969,549
   4,600   Xl Capital Ltd., Class A                            420,256
                                                          ------------
                                                            11,940,965
                                                          ------------
           MEDIA - BROADCASTING AND PUBLISHING -- 2.8%
  37,500   Emmis Communications Corp., Class
              A*                                               886,500
  76,900   Gray Communications Systems, Inc.,
              Class B                                          798,991
  41,000   Insight Communications Co., Inc.*                   990,560
  53,400   Journal Register Co.*                             1,123,536
   5,000   New York Times Co.                                  216,250
 272,800   Primedia, Inc.*                                   1,186,680
  13,300   USA Networks, Inc.*                                 363,223
  10,300   Viacom, Inc., Class B*                              454,745
                                                          ------------
                                                             6,020,485
                                                          ------------
           MEDICAL SUPPLIES -- 3.1%
  28,900   ArthoCare Corp.*                                    518,177
   7,200   Baxter International, Inc.                          386,136
   7,700   Biosite Diagnostics, Inc.*                          141,449
  16,500   Boston Scientific Corp.*                            397,980
   5,400   Guidant Corp.*                                      268,920
  37,700   Johnson & Johnson                                 2,228,070
  15,600   Medtronic, Inc.                                     798,876
   3,800   North American Scientific, Inc.*                     50,920
  50,800   Owens & Minor, Inc.                                 939,800
   3,400   St. Jude Medical, Inc.*                             264,010
   8,000   Strategic Diagnostics, Inc.*                         56,800
  24,200   Varian, Inc.*                                       785,048
                                                          ------------
                                                             6,836,186
                                                          ------------
           METALS AND MINING -- 0.4%
   6,800   Alcan Aluminum Ltd.                                 244,324
   9,200   Alcoa, Inc.                                         327,060
  34,700   Corner Bay Minerals, Inc.*                           64,128
  34,100   North American Palladium Ltd.*                      198,803
  35,000   Pacific Rim Mining Corp.*(a)                          5,098
                                                          ------------
                                                               839,413
                                                          ------------
           OIL AND GAS -- 5.0%
  12,300   AGL Resources, Inc.                                 283,146
   5,800   Amerada Hess Corp.                                  362,500
   9,400   Anadarko Petroleum Corp.                            534,390
  11,800   Burlington Resources, Inc.                          442,972
  12,200   Conoco, Inc.                                        345,260
  27,700   Encore Acquisition Co.*                             368,687
  59,800   Exxon Mobil Corp.                                 2,350,140
   9,400   Halliburton Co.                                     123,140
  40,300   Occidental Petroleum Corp.                        1,069,159
   5,900   Patina Oil & Gas Corp.                              162,250
  68,400   Pennzoil-Quaker State Co.                           988,380
 NUMBER
OF SHARES                                                   VALUE +
   9,300   Quicksilver Resources, Inc.*                       $177,165
   3,900   Royal Dutch Petroleum Co.,
              NY Shares                                        191,178
  54,500   Tom Brown, Inc.*                                  1,472,045
  12,300   Ultra Petroleum Corp.*                               74,907
  28,900   USX-Marathon Group                                  867,000
  50,800   Veritas DGC, Inc.*                                  939,800
   4,300   Williams Companies, Inc.                            109,736
                                                          ------------
                                                            10,861,855
                                                          ------------
           PHARMACEUTICALS -- 5.7%
  11,200   Abbott Laboratories                                 624,400
     600   American Home Products Corp.                         36,816
  17,900   Amgen, Inc.*                                      1,010,276
  36,300   Arena Pharmaceuticals, Inc.*                        436,689
   5,900   Biovail Corp.*                                      331,875
  17,000   Bristol-Myers Squibb Co.                            867,000
   4,250   Cardinal Health, Inc.                               274,805
   6,800   Chiron Corp.*                                       298,112
  10,300   Elan Corp. plc - ADR                                464,118
   8,600   Eli Lilly & Co.                                     675,444
  11,000   Genzyme Corp.*                                      658,460
   4,500   Human Genome Sciences, Inc.*                        151,740
   4,100   McKesson HBOC, Inc.                                 153,340
  37,200   Merck & Co., Inc.                                 2,187,360
  93,425   Pfizer, Inc.                                      3,722,986
 269,200   PharmChem Laboratories, Inc.*                       255,740
   5,400   Schering-Plough Corp.                               193,374
   6,200   Titan Pharmaceuticals, Inc.*                         60,822
                                                          ------------
                                                            12,403,357
                                                          ------------
           REAL ESTATE -- 0.6%
  37,800   Post Properties, Inc.                             1,342,278
                                                          ------------
           RESTAURANTS -- 1.2%
  32,200   Papa John's International, Inc.*                    884,856
  65,000   Ruby Tuesday, Inc.                                1,340,950
   6,800   Tricon Global Restaurants, Inc.*                    334,560
                                                          ------------
                                                             2,560,366
                                                          ------------
           RETAILERS -- 6.2%
  12,200   Albertson's, Inc.                                   384,178
   4,800   AutoZone, Inc.*                                     344,640
   8,400   Best Buy Co., Inc.*                                 625,633
  75,125   Big Lots, Inc.                                      781,300
  36,000   Borders Group, Inc.*                                714,240
  19,500   Federated Department Stores, Inc.*                  797,550
  55,300   Geerlings & Wade, Inc.*                              52,535
  22,400   Home Depot, Inc.                                  1,142,624
  12,400   JC Penney Company, Inc.                             333,560
   5,800   Kohl's Corp.*                                       408,552
  19,800   Kroger Co.*                                         413,226
   3,000   Restoration Hardware Inc.*                           26,820
 100,000   Saks, Inc.*                                         934,000
  18,800   Sears, Roebuck and Co.                              895,632
   8,800   Staples, Inc.*                                      164,560
  30,600   Target Corp.                                      1,256,130
   3,900   TJX Companies, Inc.                                 155,454
  13,700   Walgreen Co.                                        461,142
  16,500   Wal-Mart Stores, Inc.                               949,575
 100,000   Whitehall Jewellers, Inc.*                        1,099,000
  39,100   Zale Corp.*                                       1,637,508
                                                          ------------
                                                            13,577,859
                                                          ------------

--------------------------------------------------------------------------------

  TIFF US EQUITY FUND / SCHEDULE OF INVESTMENTS              DECEMBER 31, 2001

 NUMBER
OF SHARES                                                   VALUE +
           TELEPHONE SYSTEMS -- 3.2%
   6,700   Amdocs Ltd.                                        $227,599
  13,200   AT&T Corp.                                          239,448
  67,604   AT&T Wireless Services Inc.*                        971,469
  17,700   BCE, Inc.                                           403,560
  42,000   BellSouth Corp.                                   1,602,300
  37,900   Broadwing, Inc.*                                    360,050
  94,100   General Communications, Inc., Class
              A*                                               802,673
   5,533   Qwest Communications International,
              Inc.                                              78,181
  27,021   SBC Communications, Inc.                          1,058,413
   8,500   Sprint Corp. (PCS Group)*                           207,485
   2,700   United States Cellular Corp.*                       122,175
  22,700   Vodafone Group plc - Sponsored ADR                  582,936
  23,400   WorldCom, Inc.*                                     329,472
                                                          ------------
                                                             6,985,761
                                                          ------------
           TRANSPORTATION -- 2.0%
  35,000   CNF Transportation, Inc.                          1,174,250
   5,300   CSX Corp.                                           185,765
  41,800   EGL, Inc.*                                          583,110
  27,700   PetroQuest Energy, Inc.*                            147,364
  12,500   Tidewater, Inc.                                     423,750
   2,700   Union Pacific Corp.                                 153,900
   8,200   United Parcel Service, Inc.                         446,900
 106,500   Wabtec Corp.                                      1,309,950
                                                          ------------
                                                             4,424,989
                                                          ------------
           Total Common Stocks
              (Cost $174,514,237)                          179,329,315
                                                          ------------
           LIMITED PARTNERSHIPS -- 13.3%
           Adage Capital Partners, LP*(a)(b)                27,500,000
           Gotham Partners, LP*(a)(b)                        1,452,236
                                                          ------------
           Total Limited Partnerships
              (Cost $28,473,105)                            28,952,236
                                                          ------------
           PREFERRED STOCKS -- 0.0%
   6,000   ClickAction, Inc.(a)
              (Cost $127,500)                                    3,465
                                                          ------------

                                             EXPIRATION
                                                DATE
        WARRANTS -- 0.0%
  600   ClickAction, Inc.*(a)                 03/15/03            0
20,000  Conductus, Inc.*(a)                   09/20/03          600
                                                         ----------
        Total Warrants
           (Cost $0)                                            600
                                                         ----------

 PRINCIPAL                                   INTEREST   MATURITY
  AMOUNT                                       RATE       DATE
             SHORT-TERM INVESTMENTS -- 4.4%
             REPURCHASE AGREEMENT -- 3.3%
 $7,138,447  Repurchase Agreement issued 12/31/01 (proceeds at maturity $7,139,002) (Collateralized by $7,294,763
                FNMA, 7.46%, due 06/01/09, with a market value of
                $7,495,369)
                (Cost $7,138,447)             1.400%     01/02/02      7,138,447
                                                                    ------------

 PRINCIPAL                                   INTEREST   MATURITY
  AMOUNT                                       RATE       DATE        VALUE +
             US TREASURY SECURITY -- 1.1%#
 $2,350,000  US Treasury Bill+
                (Cost $2,342,108)             1.671%     03/14/02     $2,342,167
                                                                    ------------
             Total Short-Term Investments
                (Cost $9,480,555)                                      9,480,614
                                                                    ------------
             Total Investments -- 100.1%
                (Cost $212,595,397)                                  217,766,230
             Liabilities in Excess of Other
                Assets -- (0.1%)                                        (188,595)
                                                                    ------------
             NET ASSETS -- 100.0%                                   $217,577,635
                                                                    ============

 NUMBER
OF SHARES
           SHORT PORTFOLIO -- (0.2%)
           BANKING -- (0.0%)
   1,800   Silicon Valley Bancshares                   (48,114)
                                                     ---------
           COMMERCIAL SERVICES -- (0.1%)
   1,900   FreeMarkets, Inc.                           (45,543)
   1,100   Trimeris, Inc.                              (49,467)
                                                     ---------
                                                       (95,010)
                                                     ---------
           COMMUNICATIONS -- (0.0%)
     600   Videolan Technologies, Inc.*                     (1)
                                                     ---------
           COMPUTER SOFTWARE AND PROCESSING -- (0.0%)
   7,100   Vignette Corp.                              (38,127)
                                                     ---------
           ELECTRONICS -- (0.0%)
   1,600   Ballard Power Systems, Inc.                 (47,312)
                                                     ---------
           MEDICAL SUPPLIES -- (0.0%)
   1,200   Intuitive Surgical, Inc.                    (12,036)
                                                     ---------
           METALS AND MINING -- (0.0%)
   7,000   Hecla Mining Co.                             (6,580)
   7,000   Apex Silver Mines Ltd.                      (70,000)
                                                     ---------
                                                       (76,580)
                                                     ---------
           OIL AND GAS -- (0.0%)
  18,800   Grey Wolf, Inc.                             (55,836)
                                                     ---------
           PHARMACEUTICALS -- (0.1%)
   4,100   Biomira, Inc.                               (17,220)
     800   Chiron Corp.*                               (35,072)
     800   Gilead Sciences, Inc.                       (52,576)
   2,100   Peregrine Pharmaceuticals, Inc.              (7,182)
                                                     ---------
                                                      (112,050)
                                                     ---------
           Total Short Portfolio
              (Proceeds $528,012)                    $(485,066)
                                                     =========


ADR  American Depositary Receipt
FNMA Federal National Mortgage Association
  *  Non-income producing security
  + Security or a portion thereof is held with a broker as initial margin for financial futures contracts. See Appendix C of Notes to Financial Statements.
  +  See Note 2 to the Financial Statements.
  #  Interest rate represents the yield to maturity at the time of purchase.
(a) Security is valued in good faith under procedures established by the board of directors.
(b)  Restricted security

        See accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------

  TIFF BOND FUND                                             DECEMBER 31, 2001

POLICY CONSIDERATIONS: The Fund's chief aim is to help eligible organizations weather deflationary times without being forced to liquidate their equity holdings at depressed prices. As a form of deflation "insurance," bonds emphasized by the Fund (intermediate or longer-term, high quality issues) tend to perform well when inflation concerns ease and tend to perform poorly when investors are spooked by strength in the economy, actual or expected. That said, the Fund's use of active management techniques produces a bias in favor of non-Treasury issues that could cause the Fund to underperform a pure Treasury portfolio of comparable maturity during a severe deflation like the 1930s. Accordingly, the Fund is best suited for endowed institutions that have allocated perhaps more to bonds than they need to for strictly deflation-hedging purposes.

PERFORMANCE EVALUATION: The Fund's annualized net return of 7.4% since inception roughly equals what holders would have earned by investing in an index fund benchmarked to the Lehman Aggregate, although large charities might have done slightly better by negotiating lower fees from index fund vendors. But the Fund's managers have performed well despite the vigorous headwinds (i.e., widening credit quality spreads) they've generally encountered since the Fund's inception. Such spreads can't continue widening indefinitely, else governments will attract all debt capital available for new investment. The Fund currently displays an overall duration equal to its benchmark's. At December 31, 2001, the average credit rating of securities held by the Fund was AA. Relative to its benchmark, the Fund typically underweights Treasury securities (most of which are non-callable) and overweights securities offering a higher option-adjusted yield (i.e., corporate, mortgage-backed, and asset-backed bonds). Accordingly, the Fund tends to underperform the Index when the optionality inherent in callable bonds becomes less attractive to investors, as often happens when interest rates fall and refinancings accelerate. Importantly, the Fund will significantly overweight callable bonds (including mortgage-backed securities) only when its two generalist managers, Seix and Atlantic, believe such securities are undervalued relative to non-callable issues. TIFF itself does not tinker with the Fund's sector weights, and the Fund's mortgage specialist, Smith Breeden, generally does not invest in non-mortgage paper.

                                                     TOTAL RETURN*
                                                 ---------------------
                                                   TIFF
                                                   Bond       Lehman
                                                  Fund**     Aggregate
                                                 ---------------------
                    Calendar Year 2001             7.91%       8.44%
                    3-Year Annualized              6.04%       6.28%
                    5-Year Annualized              6.96%       7.42%
                    Annualized since
                      Inception**                  7.44%       7.81%
                    Cumulative since
                      Inception**                 72.45%      77.03%

                        GROWTH OF A $100,000 INVESTMENT

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

          TIFF BOND FUND  LEHMAN AGGREGATE BOND INDEX
5/31/94         $100,000                     $100,000
6/30/94          $99,758                      $99,780
7/31/94         $101,276                     $101,766
8/31/94         $101,498                     $101,888
9/30/94         $100,206                     $100,390
10/31/94        $100,068                     $100,300
11/30/94         $99,906                     $100,079
12/31/94        $100,462                     $100,770
1/31/95         $102,346                     $102,765
2/28/95         $104,512                     $105,211
3/31/95         $105,359                     $105,852
4/30/95         $106,933                     $107,334
5/31/95         $111,181                     $111,488
6/30/95         $111,801                     $112,302
7/31/95         $111,524                     $112,055
8/31/95         $112,840                     $113,411
9/30/95         $113,942                     $114,511
10/31/95        $115,388                     $116,000
11/30/95        $116,908                     $117,739
12/31/95        $118,381                     $119,388
1/31/96         $119,054                     $120,176
2/29/96         $117,077                     $118,085
3/31/96         $116,331                     $117,258
4/30/96         $115,664                     $116,602
5/31/96         $115,422                     $116,368
6/30/96         $117,029                     $117,928
7/31/96         $117,323                     $118,246
8/31/96         $117,280                     $118,045
9/30/96         $119,361                     $120,099
10/31/96        $121,902                     $122,765
11/30/96        $124,106                     $124,864
12/31/96        $123,180                     $123,703
1/31/97         $123,745                     $124,087
2/28/97         $124,291                     $124,397
3/31/97         $123,125                     $123,016
4/30/97         $124,784                     $124,861
5/31/97         $125,845                     $126,048
6/30/97         $127,304                     $127,548
7/31/97         $130,777                     $130,991
8/31/97         $129,670                     $129,878
9/30/97         $131,527                     $131,800
10/31/97        $133,092                     $133,711
11/30/97        $133,501                     $134,326
12/31/97        $134,743                     $135,683
1/31/98         $135,950                     $137,420
2/28/98         $135,956                     $137,310
3/31/98         $136,671                     $137,777
4/30/98         $137,361                     $138,493
5/31/98         $138,588                     $139,809
6/30/98         $139,875                     $140,997
7/31/98         $139,882                     $141,293
8/31/98         $141,521                     $143,596
9/30/98         $143,171                     $146,956
10/31/98        $142,329                     $146,178
11/30/98        $143,972                     $147,011
12/31/98        $144,604                     $147,453
1/31/99         $145,878                     $148,505
2/28/99         $143,328                     $145,906
3/31/99         $144,500                     $146,714
4/30/99         $144,935                     $147,179
5/31/99         $143,508                     $145,884
6/30/99         $143,001                     $145,417
7/31/99         $142,177                     $144,806
8/31/99         $141,756                     $144,734
9/30/99         $143,820                     $146,414
10/31/99        $144,471                     $146,955
11/30/99        $144,792                     $146,944
12/31/99        $143,952                     $146,236
1/31/00         $143,112                     $145,756
2/29/00         $144,784                     $147,519
3/31/00         $146,477                     $149,463
4/30/00         $146,210                     $149,035
5/31/00         $145,940                     $148,967
6/30/00         $149,062                     $152,067
7/31/00         $150,385                     $153,446
8/31/00         $152,625                     $155,670
9/30/00         $153,779                     $156,649
10/31/00        $154,611                     $157,684
11/30/00        $157,028                     $160,262
12/31/00        $159,798                     $163,235
1/31/01         $162,293                     $165,906
2/28/01         $163,908                     $167,351
3/31/01         $164,752                     $168,191
4/30/01         $163,959                     $167,493
5/31/01         $164,955                     $168,503
6/30/01         $165,645                     $169,140
7/31/01         $169,486                     $172,922
8/31/01         $171,646                     $174,902
9/30/01         $173,117                     $176,939
10/31/01        $176,625                     $180,694
11/30/01        $174,068                     $178,152
12/31/01        $172,450                     $177,029

------------

                        Past performance is not predictive of future performance.
                    *   Total return assumes dividend reinvestment.
                   **   Commencement of operations was May 31, 1994.

--------------------------------------------------------------------------------

  TIFF BOND FUND / SCHEDULE OF INVESTMENTS                   DECEMBER 31, 2001

 PRINCIPAL                                   INTEREST  MATURITY
  AMOUNT                                       RATE      DATE      VALUE +
             US TREASURY OBLIGATIONS -- 6.7%
   $625,000  US Treasury Bond                 6.125%   11/15/27      $657,446
    690,000  US Treasury Bond                 6.250%   05/15/30       747,437
  1,110,000  US Treasury Bond                 6.625%   02/15/27     1,236,913
    405,000  US Treasury Bond                 8.000%   11/15/21       512,499
    650,000  US Treasury Bond                 8.125%   08/15/21       829,765
  1,355,000  US Treasury Bond                 8.875%   02/15/19     1,817,817
  1,500,000  US Treasury Note                 3.500%   11/15/06     1,445,976
  1,110,000  US Treasury Note                 5.000%   08/15/11     1,107,225
    300,000  US Treasury Note                 6.250%   06/30/02       306,820
    665,000  US Treasury Strip#               6.440%   02/15/09       462,633
  3,370,000  US Treasury Strip#              10.656%   02/15/20     1,134,271
  3,150,000  US Treasury Strip#              11.287%   11/15/21       965,504
                                                                 ------------
             Total US Treasury Obligations
                (Cost $11,034,693)                                 11,224,306
                                                                 ------------
             US GOVERNMENT AGENCY OBLIGATIONS -- MORTGAGE-BACKED -- 50.2%
    595,000  FHLMC                            6.000%   06/15/11       606,003
  1,255,203  FHLMC (IO), Ser. 212, Class
                IO#(a)                        6.000%   05/01/31     1,209,427
     71,147  FHLMC (IO), Ser. 2201, Class
                I#(a)                         8.000%   09/15/27        22,081
  4,100,000  FHLMC (TBA)                      6.000%   01/01/31     4,011,596
  5,200,000  FHLMC (TBA)                      6.500%   01/01/32     5,204,878
    741,000  FNMA                             5.125%   02/13/04       766,279
    725,000  FNMA                             6.000%   05/15/08       753,050
    105,000  FNMA                             6.500%   08/15/04       112,333
  2,739,772  FNMA                             6.500%   04/01/28     2,753,520
  2,384,032  FNMA                             6.500%   05/01/28     2,395,995
  2,903,468  FNMA                             6.500%   06/01/28     2,918,038
  1,973,263  FNMA                             6.500%   11/01/31     1,976,132
  2,374,629  FNMA                             6.500%   12/01/31     2,378,082
  1,535,000  FNMA                             6.625%   11/15/10     1,632,996
  2,138,656  FNMA                             7.000%   11/01/16     2,212,574
    723,297  FNMA                             7.000%   03/01/24       743,267
    400,000  FNMA                             7.250%   01/15/10       441,313
    555,000  FNMA                             7.250%   05/15/30       626,719
  3,137,759  FNMA                             7.500%   03/01/30     3,245,892
    417,410  FNMA                             9.000%   03/01/25       453,435
     94,489  FNMA (IO), Ser. 1997-68,
                Class CI#(a)                  8.000%   05/18/27        60,720
    381,748  FNMA (PO), Ser. 1999-52,
                Class OP (zero coupon)#(a)    0.709%   10/25/29       567,506
  8,700,000  FNMA (TBA)                       6.000%   01/01/14     8,716,313
  6,000,000  FNMA (TBA)                       6.500%   01/01/14     6,114,372
 12,000,000  FNMA (TBA)                       6.500%   01/01/31    12,000,000
  5,575,000  FNMA (TBA)                       6.500%   02/01/32     5,552,354
  1,102,690  FNMA, Ser. 2000-M2, Class C      7.292%   07/17/22     1,156,320
    850,000  FNMA, Ser. 2001-59, Class VB     6.000%   11/25/15       828,452
    226,965  GNMA                             6.500%   12/15/28       228,272
  1,465,874  GNMA                             6.500%   03/15/29     1,473,536
    242,340  GNMA                             6.500%   04/15/29       243,606
  2,020,307  GNMA                             6.500%   05/15/29     2,030,866
  1,835,542  GNMA                             6.500%   06/15/29     1,845,136
    844,736  GNMA                             6.500%   07/15/29       849,151
    809,290  GNMA                             6.500%   08/15/29       813,521
    553,233  GNMA                             7.000%   12/15/28       565,819
    489,995  GNMA                             7.500%   12/15/25       510,721
    407,552  GNMA                             7.500%   06/15/26       424,355
 PRINCIPAL                                   INTEREST  MATURITY
  AMOUNT                                       RATE      DATE      VALUE +
   $354,289  GNMA                             7.500%   07/15/26      $368,897
    967,671  GNMA                             7.500%   08/15/27     1,006,299
    939,529  GNMA                             7.500%   02/15/31       971,825
    154,747  GNMA                             9.500%   10/15/24       172,702
  1,700,000  GNMA (TBA)                       6.500%   01/01/31     1,704,780
    584,119  GNMA II                          6.375%   01/20/18       598,153
    147,013  GNMA II                          7.625%   12/20/17       153,036
    191,468  GNMA II                          7.750%   08/20/17       195,948
    900,000  GNMA, Ser. 2001-62. Class VL     6.500%   12/15/31       893,250
                                                                 ------------
             Total US Government Agency
                Obligations --
                Mortgage-Backed
                (Cost $83,831,969)                                 84,509,520
                                                                 ------------
             CORPORATE OBLIGATIONS -- 33.8%
             AEROSPACE AND DEFENSE -- 0.8%
    589,291  BAE Systems 2001 Asset Trust
                (144A){::}                    6.664%   09/15/13       607,538
    290,000  BAE Systems Holdings, Inc.
                (144A){::}                    6.400%   12/15/11       286,994
    355,000  Lockheed Martin Corp.            8.500%   12/01/29       423,821
                                                                 ------------
                                                                    1,318,353
                                                                 ------------
             AIRLINES -- 0.9%
    196,425  Continental Airlines             6.545%   02/02/19       168,347
    153,877  Continental Airlines             7.256%   03/15/20       137,554
    969,814  Continental Airlines             8.048%   11/01/20       881,881
    200,000  Delta Air Lines, Inc.            7.111%   09/18/11       193,448
    195,000  Delta Air Lines, Inc.,
                Ser. 2000-1                   7.570%   11/18/10       192,923
                                                                 ------------
                                                                    1,574,153
                                                                 ------------
             AUTOMOTIVE -- 0.4%
    320,000  Daimler Chrysler NA Holding
                Corp.                         6.900%   09/01/04       332,423
    400,000  Ford Motor Co.                   7.450%   07/16/31       366,475
                                                                 ------------
                                                                      698,898
                                                                 ------------
             BANKING -- 2.4%
    255,000  Bank One Corp.                   5.900%   11/15/11       246,081
    270,000  Bank One Corp.                   7.625%   08/01/05       291,763
    455,000  Bank United Corp.                8.875%   05/01/07       517,513
    335,000  BNP US Funding LLC (144A){::}    7.738%   12/31/49       353,020
  1,075,000  Capital One Bank                 6.875%   02/01/06     1,048,809
    500,000  Credit Suisse FB USA Inc.        5.875%   08/01/06       508,633
    500,000  First Union Corp.                6.400%   04/01/08       508,430
    130,000  First Union Institutional Cap
                I                             8.040%   12/01/26       130,935
    130,000  Korea Development Bank           5.250%   11/16/06       127,384
    310,000  Wachovia Corp.                   7.550%   08/18/05       335,594
                                                                 ------------
                                                                    4,068,162
                                                                 ------------
             BEVERAGES, FOOD, AND TOBACCO -- 0.9%
    550,000  Coca-Cola Enterprise             6.750%   09/15/28       557,421
    295,000  Kellogg Co.                      6.625%   01/29/04       307,346
    580,000  Sara Lee Corp.                   6.250%   09/15/11       588,726
                                                                 ------------
                                                                    1,453,493
                                                                 ------------
             BUILDING MATERIALS -- 0.6%
    900,000  Hanson plc                       7.875%   09/27/10       970,017
                                                                 ------------

--------------------------------------------------------------------------------

  TIFF BOND FUND / SCHEDULE OF INVESTMENTS                   DECEMBER 31, 2001

 PRINCIPAL                                   INTEREST  MATURITY
  AMOUNT                                       RATE      DATE      VALUE +
             CHEMICALS -- 0.1%
   $250,000  Lyondell Chemical Co.            9.875%   05/01/07      $251,250
                                                                 ------------
             COMMERCIAL SERVICES -- 0.9%
    290,000  ERAC USA Finance Co.             7.350%   06/15/08       289,327
    820,000  Republic Services, Inc.          6.750%   08/15/11       821,099
    265,000  Sabre Holdings Corp.             7.350%   08/01/11       249,637
    240,000  Waste Management, Inc.           6.500%   11/15/08       237,001
                                                                 ------------
                                                                    1,597,064
                                                                 ------------
             COMMUNICATIONS -- 1.3%
    385,000  Citizens Communications Co.      9.000%   08/15/31       418,086
    270,000  Citizens Communications Co.      9.250%   05/15/11       300,471
     55,000  Citizens Utilities Co.           7.000%   11/01/25        48,048
    825,968  Jasmine Submarine
                Telecommunications
                (144A){::}                    8.483%   05/30/11       586,437
    160,000  News America Holdings, Inc.      7.600%   10/11/15       162,907
    220,000  News America Holdings, Inc.      9.250%   02/01/13       250,977
    385,000  Telus Corp.                      8.000%   06/01/11       408,551
                                                                 ------------
                                                                    2,175,477
                                                                 ------------
             COMPUTERS AND INFORMATION -- 0.0%
     80,000  International Business
                Machines Corp.                6.220%   08/01/27        83,659
                                                                 ------------
             COSMETICS AND PERSONAL CARE -- 0.2%
    295,000  Dial Corp.                       7.000%   08/15/06       296,827
                                                                 ------------
             ELECTRIC UTILITIES -- 2.3%
    150,000  BRL Universal Equipment          8.875%   02/15/08       156,000
    250,000  Calpine Corp.                    8.625%   08/15/10       227,104
    696,000  Cedar Brakes II LLC (144A){::}   9.875%   09/01/13       701,297
    285,000  Cogentrix Energy, Inc.           8.750%   10/15/08       281,713
    415,000  Midwest Generation LLC{::}       8.560%   01/02/16       407,215
    350,000  Powergen US Funding LLC          4.500%   10/15/04       346,309
    495,000  PSEG Energy Holdings, Inc.       8.500%   06/15/11       484,259
    722,786  Reliant Energy - Mid Atlantic    9.237%   07/02/17       783,768
    109,928  RGS (AEGCO) Funding Co.          9.810%   12/07/21       116,698
    345,000  Texas Utilities Holdings,
                Series J                      6.375%   06/15/06       347,495
                                                                 ------------
                                                                    3,851,858
                                                                 ------------
             ENTERTAINMENT AND LEISURE -- 0.3%
     50,000  Bally Total Fitness Holdings,
                Series D                      9.875%   10/15/07        51,000
    185,000  Fox Family Worldwide, Inc.      10.250%   11/01/07       184,769
    250,000  Park Place Entertainment         7.875%   12/15/05       249,062
                                                                 ------------
                                                                      484,831
                                                                 ------------
             FINANCIAL SERVICES -- 8.5%
    750,000  Boeing Capital Corp.             7.375%   09/27/10       793,316
    585,000  CIT Group, Inc.                  6.500%   02/07/06       601,323
 PRINCIPAL                                   INTEREST  MATURITY
  AMOUNT                                       RATE      DATE      VALUE +
   $550,000  Citigroup, Inc.                  6.500%   01/18/11      $565,826
    340,000  Citigroup, Inc.                  6.750%   12/01/05       361,485
    440,000  Citigroup, Inc.                  7.250%   10/01/10       471,541
    235,000  Countrywide Capital III          8.050%   06/15/27       242,181
    260,000  Countrywide Home Loans, Inc.     5.250%   06/15/04       263,882
    960,000  Countrywide Home Loans, Inc.     5.500%   08/01/06       958,011
    345,000  FleetBoston Financial Corp.      7.250%   09/15/05       372,075
    430,000  Ford Motor Credit Co.            4.320%   03/08/04       418,906
    730,000  Ford Motor Credit Co.            7.250%   10/25/11       710,382
    540,000  General Motors Acceptance
                Corp.                         6.875%   09/15/11       528,962
    510,000  General Motors Acceptance
                Corp.                         7.250%   03/02/11       512,092
    805,000  General Motors Acceptance
                Corp.                         8.000%   11/01/31       819,317
    150,000  Household Finance Corp.          6.375%   10/15/11       145,127
    750,000  Household Finance Corp.          6.400%   06/17/08       744,155
    372,384  Husky Terra Nova Finance Ltd.    8.450%   02/01/12       389,547
    400,000  John Deere Capital Corp.         5.125%   10/19/06       389,233
    245,000  KN Capital Trust III             7.630%   04/15/28       228,939
    600,000  Lehman Brothers Holdings, Inc.   7.750%   01/15/05       643,388
    630,000  Morgan Stanley Dean Witter &
                Co.                           6.750%   04/15/11       644,534
    475,000  Natexis Ambs Co. LLC             8.440%   12/29/49       499,391
    660,000  National City Bank, Ser. BKNT    6.200%   12/15/11       646,151
    335,000  Telecom New Zealand Finance      6.250%   02/10/03       339,136
    500,000  Textron Financial Corp.          5.950%   03/15/04       511,889
    975,000  US West Capital Funding Corp.    6.375%   07/15/08       931,047
    540,000  Washington Mutual Finance        6.250%   05/15/06       557,188
                                                                 ------------
                                                                   14,289,024
                                                                 ------------
             FOREST PRODUCTS AND PAPER -- 0.6%
    380,000  Abitibi-Consolidated, Inc.       6.950%   12/15/06       377,978
    295,000  Domtar, Inc.                     7.875%   10/15/11       306,820
    260,000  International Paper Co.          6.750%   09/01/11       262,909
                                                                 ------------
                                                                      947,707
                                                                 ------------
             HEALTHCARE PROVIDERS -- 0.8%
  1,070,000  Humana, Inc.                     7.250%   08/01/06     1,084,983
    195,000  Wellpoint Health Network, Inc.   6.375%   06/15/06       198,860
                                                                 ------------
                                                                    1,283,843
                                                                 ------------
             HEAVY MACHINERY -- 0.6%
    550,000  Deere & Co.                      7.125%   03/03/31       549,689
    510,000  Williams Companies, Inc.         7.125%   09/01/11       500,837
                                                                 ------------
                                                                    1,050,526
                                                                 ------------
             INDUSTRIAL - DIVERSIFIED -- 0.5%
    580,000  Tyco International Group SA      6.375%   10/15/11       566,618
    335,000  Tyco International Group SA      6.750%   02/15/11       336,346
                                                                 ------------
                                                                      902,964
                                                                 ------------

--------------------------------------------------------------------------------

  TIFF BOND FUND / SCHEDULE OF INVESTMENTS                   DECEMBER 31, 2001

 PRINCIPAL                                   INTEREST  MATURITY
  AMOUNT                                       RATE      DATE      VALUE +
             INSURANCE -- 2.2%
   $565,000  Ace Capital Trust II             9.700%   04/01/30      $670,230
    770,000  Allstate Corp., The              5.375%   12/01/06       768,968
    435,000  Anthem Insurance                 9.000%   04/01/27       437,840
    235,000  Anthem Insurance                 9.125%   04/01/10       252,535
    650,000  AXA Financial, Inc.              7.750%   08/01/10       706,170
    340,000  Berkeley Capital Trust           8.197%   12/15/45       294,987
    165,000  Fairfax Financial Holdings
                Ltd.                          7.375%   04/15/18        93,743
    215,000  Fairfax Financial Holdings
                Ltd.                          7.750%   07/15/37       115,841
    305,000  Fairfax Financial Holdings
                Ltd.                          8.300%   04/15/26       178,206
    180,000  MetLife, Inc.                    5.250%   12/01/06       179,697
                                                                 ------------
                                                                    3,698,217
                                                                 ------------
             LODGING -- 0.4%
    150,000  Felcor Lodging LP                9.500%   09/15/08       150,375
    240,000  Harrahs Operating Co., Inc.      7.125%   06/01/07       242,862
    250,000  Harrahs Operating Co., Inc.      7.875%   12/15/05       259,375
                                                                 ------------
                                                                      652,612
                                                                 ------------
             MEDIA - BROADCASTING AND PUBLISHING -- 1.6%
    150,000  Century Communications (zero
                coupon)#                     11.530%   03/15/03       132,000
    135,000  Clear Channel Communication,
                Inc.                          6.000%   11/01/06       132,725
    135,000  Clear Channel Communication,
                Inc.                          7.650%   09/15/10       139,450
    930,000  Clear Channel Communication,
                Inc.                          7.875%   06/15/05       985,594
    255,000  Cox Communications, Inc.         6.400%   08/01/08       256,390
    200,000  Hollinger International
                Publishing, Inc.              8.625%   03/15/05       201,250
    875,000  News America, Inc.               6.625%   01/09/08       896,760
                                                                 ------------
                                                                    2,744,169
                                                                 ------------
             MEDICAL SUPPLIES -- 0.1%
    200,000  Apogent Technologies, Inc.       8.000%   04/01/11       210,250
                                                                 ------------
             METALS AND MINING -- 0.2%
    260,000  CMS Panhandle Holding Co.        6.125%   03/15/04       264,700
                                                                 ------------
             OIL AND GAS -- 1.4%
    500,000  Amerada Hess Corp.               7.875%   10/01/29       537,665
    180,000  California Petroleum Transport   8.520%   04/01/15       174,573
    240,000  Pemex Master Trust (144A){::}    8.000%   11/15/11       241,200
    360,000  Petroleum Geo-Services ASA       7.125%   03/30/28       260,066
    160,000  Petroleum Geo-Services ASA       8.150%   07/15/29       129,643
    250,000  Phillips Petroleum Co.           8.750%   05/25/10       290,985
    385,000  R & B Falcon Corp.               9.500%   12/15/08       434,617
    195,000  Trans-Canada Pipeline Ltd.       9.875%   01/01/21       239,847
                                                                 ------------
                                                                    2,308,596
                                                                 ------------
             REAL ESTATE -- 1.0%
  1,000,000  EOP Operating LP                 8.100%   08/01/10     1,075,910
 PRINCIPAL                                   INTEREST  MATURITY
  AMOUNT                                       RATE      DATE      VALUE +
   $350,000  HMH Properties                   7.875%   08/01/05      $332,500
     50,000  Rouse Co.                        8.500%   01/15/03        51,764
    265,000  Societe Generale Real Estate
                LLC                           7.640%   12/29/49       273,205
                                                                 ------------
                                                                    1,733,379
                                                                 ------------
             RETAILERS -- 1.1%
    275,000  Ahold Lease USA, Inc.            8.620%   01/02/25       298,375
    630,000  Fred Meyer, Inc.                 7.375%   03/01/05       665,251
    150,000  Toys 'R' Us, Inc. (144A){::}     7.625%   08/01/11       144,892
    610,000  Wal-Mart Stores, Inc.            7.550%   02/15/30       700,149
                                                                 ------------
                                                                    1,808,667
                                                                 ------------
             TELEPHONE SYSTEMS -- 3.5%
  1,030,000  AT&T Corp. (144A){::}            8.000%   11/15/31     1,077,964
    675,000  AT&T Wireless Services, Inc.     7.875%   03/01/11       721,581
    305,000  AT&T Wireless Services, Inc.     8.750%   03/01/31       345,683
    270,000  Cable & Wireless Optus Ltd.(b)   8.000%   06/22/10       295,233
    135,000  Cingular Wireless (144A){::}     6.500%   12/15/11       136,776
    275,000  France Telecom SA (144A){::}     7.750%   03/01/11       294,555
    240,000  Singapore Telecommunications
                Ltd. (144A){::}               7.375%   12/01/31       244,452
    230,000  Sprint Capital Corp.             5.700%   11/15/03       234,367
    360,000  Teleglobe, Inc.                  7.700%   07/20/29       302,366
    485,000  Verizon Wireless, Inc.
                (144A){::}                    5.375%   12/15/06       482,778
    140,000  Voicestream Wireless Corp.      10.375%   11/15/09       158,900
    230,000  WorldCom, Inc.                   6.400%   08/15/05       232,403
  1,340,000  WorldCom, Inc.                   8.250%   05/15/31     1,416,454
                                                                 ------------
                                                                    5,943,512
                                                                 ------------
             TRANSPORTATION -- 0.2%
    255,000  Norfolk Southern Corp.           6.750%   02/15/11       258,627
                                                                 ------------
             Total Corporate Obligations
                (Cost $56,687,366)                                 56,920,835
                                                                 ------------
             ASSET-BACKED SECURITIES -- 13.3%
    243,896  Advanta Mortgage Loan Trust,
                Ser. 1997-1, Class B1F        8.150%   05/25/27       251,471
  1,630,000  Amresco Commercial Mortgage
                Funding I, Ser. 1997-C1,
                Class A3                      7.190%   06/17/29     1,734,670
    565,867  Amresco Mortgage Loan Trust,
                Ser. 1997-1, Class B1F        7.915%   03/25/27       581,045
  1,110,000  Asset Securitization Corp.,
                Ser. 1997-D5, Class A1C       6.750%   02/14/43     1,159,845
    366,047  Banco de Credito
                Securitization SA,
                Ser. 2001-1, Class AF         8.000%   05/31/10       222,488
  1,250,000  Chase Credit Card Master
                Trust, Ser. 1999-3,
                Class A                       6.660%   01/15/07     1,326,847

--------------------------------------------------------------------------------

  TIFF BOND FUND / SCHEDULE OF INVESTMENTS                   DECEMBER 31, 2001

 PRINCIPAL                                   INTEREST  MATURITY
  AMOUNT                                       RATE      DATE      VALUE +
   $800,000  Cityscape Home Equity Loan
                Trust, Ser. 1996-3,
                Class A8                      7.650%   09/25/25      $841,405
    760,000  Contimortage Home Equity Loan
                Trust, Ser. 1999-3,
                Class A4                      7.120%   01/25/25       795,158
    196,515  Delta Funding Home Equity Loan
                Trust, Ser. 1999-3,
                Class A1F                     7.462%   09/15/29       207,171
    650,000  DLJ Commercial Mortgage Corp.,
                Ser. 1998-CG1, Class A1B      6.410%   05/10/08       670,452
    644,277  EQCC Home Equity Loan Trust,
                Ser. 1993-3, Class A7F        7.448%   08/25/30       676,551
    755,180  Falcon Franchise Loan LLC,
                Ser. 2000-1, Class A1         7.382%   10/05/10       790,313
  2,500,000  First Union Lehman Brothers
                Bank of America,
                Ser. 1998-C2, Class A2        6.560%   11/18/08     2,602,368
  2,000,000  GMAC Commercial Mortgage
                Securities, Inc.,
                Ser. 1998-C2, Class A2        6.420%   08/15/08     2,062,674
  1,375,000  Green Tree Financial Corp.,
                Ser. 1999-2, Class A4         6.480%   12/01/30     1,394,674
  1,100,000  MBNA Master Credit Card Trust,
                Ser. 2000-A, Class A          7.350%   07/16/07     1,188,858
    612,784  New Century Home Equity Loan
                Trust, Ser. 1999-NCB,
                Class A7                      7.540%   06/25/29       646,422
  1,900,000  Nomura Asset Securities Corp.,
                Ser. 1998-D, Class A          6.590%   03/17/28     1,979,251
    835,413  Northwest Airlines plc,
                Ser. 2000-1                   8.072%   10/01/19       856,176
    255,000  Residential Asset Mortgage
                Products, Inc.,
                Ser. 2001-RS1, Class AI3      6.340%   06/25/26       258,011
    382,804  Soundview Home Equity Loan
                Trust, Ser. 2001-1,
                Class A                       6.265%   04/15/31       393,342
    370,000  UCFC Home Equity Loan,
                Ser. 1997-A1, Class A6        7.435%   11/25/24       384,716
    680,000  UCFC Home Equity Loan,
                Ser. 1997-C, Class A          6.280%   02/15/27       688,467
    576,555  UCFC Home Equity Loan,
                Ser. 1997-C, Class A7         6.845%   01/15/29       601,467
                                                                 ------------
             Total Asset-Backed Securities
                (Cost $21,817,070)                                 22,313,842
                                                                 ------------
 PRINCIPAL                                   INTEREST  MATURITY
  AMOUNT                                       RATE      DATE      VALUE +
             FOREIGN OBLIGATIONS -- 1.8%
 $1,308,630  Columbia World Bank              9.750%   04/09/11    $1,370,790
    850,000  Malaysia Global Government
                Bond                          8.750%   06/01/09       952,373
    525,000  Skandinaviska Enskilda Banken    6.500%   12/29/49       536,344
    120,000  United Mexican States, Ser.
                MTN                           8.300%   08/15/31       117,900
                                                                 ------------
             Total Foreign Obligations
                (Cost $2,850,198)                                   2,977,407
                                                                 ------------

 NUMBER OF
  SHARES
             PREFERRED STOCKS -- 0.3%
        550  Centaur Funding Corp.*
                (Cost $572,786)                            609,125
                                                       -----------

 PRINCIPAL                                   INTEREST  MATURITY
  AMOUNT                                       RATE      DATE
             SHORT-TERM INVESTMENTS -- 19.1%
             REPURCHASE AGREEMENTS -- 19.1%
 $8,367,742  Investors Bank & Trust Repurchase Agreement --
                issued 12/31/01 (proceeds at maturity
                $8,368,393) (Collateralized by $8,766,925 FHLMC
                ARM, 2.59%, due 01/15/24, with a market value
                of
             $8,788,054)                      1.400%   01/02/02    8,367,742
 12,300,000  Morgan Stanley Repurchase Agreement -- issued
                12/26/01 (proceeds at maturity $12,304,496)
                (Collateralized by $12,260,248 FNMA ARM,
                6.034%, due 08/01/37, with a market value of
             $12,300,000)                     1.880%   01/02/02   12,300,000
 11,400,000  Morgan Stanley Repurchase Agreement -- issued
                12/27/01 (proceeds at maturity $11,404,278)
                (Collateralized by $11,411,493 FNMA ARM,
                6.052%, due 08/01/31, with a market value of
             $11,400,000)                     1.930%   01/03/02   11,400,000
                                                                 -----------
             Total Repurchase Agreements
                (Cost $32,067,742)                                32,067,742
                                                                 -----------
             US TREASURY SECURITY -- 0.0%#
     40,000  US Treasury Bill+
                (Cost $39,941)                1.450%   01/17/02       39,972
                                                                 -----------
             Total Short-Term Investments
                (Cost $32,107,683)                                32,107,714
                                                                 -----------
             Total Investments -- 125.2%
                (Cost $208,901,765)                              210,662,749
             Liabilities in Excess of Other
                Assets -- (25.2%)                                (42,450,717)
                                                                 -----------
             NET ASSETS -- 100.0%                                $168,212,032
                                                                 ===========

--------------------------------------------------------------------------------

  TIFF BOND FUND / SCHEDULE OF INVESTMENTS                   DECEMBER 31, 2001

SUMMARY OF INDUSTRY CLASSIFICATIONS (AS A % OF TOTAL NET ASSETS):
Capital Equipment                                           5.0%
Consumer Goods                                              2.7
Energy                                                      3.7
Finance                                                    28.5
Materials                                                   1.4
Services                                                    7.9
US Government Obligations                                  50.2
US Treasury Obligations                                     6.7
Other                                                      19.1
Other Assets (Liabilities)                                (25.2)
                                                          -----
Total                                                     100.0%
                                                          =====

ARM  Adjustable Rate Mortgage
FHLMC Federal Home Loan Mortgage Corporation
FNMA Federal National Mortgage Association
GNMA Government National Mortgage Association
 IO  Interest-Only Security
 PO  Principal-Only Security
TBA  To Be Announced
  *  Non-income producing security
  + Security or a portion thereof is held with a broker as initial margin for financial futures contracts. See Appendix C of Notes to Financial Statements.
  +  See Note 2 to the Financial Statements.
{::} Security exempt from registration under Rule 144A of the Securities Act of 1933. Security may be resold in transactions exempt from registration, normally to qualified buyers. At December 31, 2001, the aggregate market value of these securities was $5,565,118 or 3.31% of net assets.
  #  Interest rate represents the yield to maturity at the time of purchase.
(a)  Principal amount represents amortized cost.
(b)  Restricted security

         See accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------

  TIFF SHORT-TERM FUND                                       DECEMBER 31, 2001

POLICY CONSIDERATIONS: Many foundations park funds earmarked for near-term spending in high quality, very short-term instruments. The bias in favor of high quality paper is unarguably correct, but the bias in favor of very short-term securities is suspect because the liabilities being funded are often longer-lived than the cash equivalents earmarked for their payment. Under normal circumstances (and especially during economic downturns like the one now underway), the yield curve is positively sloped, and a short-term fund that holds securities whose average maturity is modestly longer than the typical money market fund has the potential to produce superior returns over time. For this reason, the TIFF Short-Term Fund maintains an average duration longer than the typical money market fund. To ensure that the Fund's manager does not take undue risks in seeking to outperform its six-month Treasury bill benchmark, the prospectus imposes on it numerous restrictions, including maturity limits which ensure that the average duration of the Fund's holdings does not exceed six months.

PERFORMANCE EVALUATION: Since its inception in 1994, the Fund has outperformed the average money market fund (as reported by Lipper) by 92 basis points per annum. It has also outperformed its Treasury bill benchmark -- a tribute to the Fund's manager, Fischer Francis Trees & Watts (FFTW), which deploys the Fund capital pursuant to guidelines that severely circumscribe risk-taking. Although these guidelines do not compel FFTW to manage the Fund's assets in a manner that will keep its share price stable at all times (an imperative imposed on managers of conventional money market funds), they do make it difficult for FFTW to outperform its benchmark when six-month Treasury bills move sharply higher in price, as they have throughout much of 2001 in response to aggressive Fed easing. The flip side of such strict risk controls is that the Fund has never experienced a down month. This comforting track record coupled with the Fund's competitive fees and ease of use make it an attractive solution to eligible charities' short-term investment needs.

                                                     TOTAL RETURN*
                                                -----------------------
                                                   TIFF          ML
                                                Short-Term     182-day
                                                  Fund**      T-bill***
                                                -----------------------
                    Calendar Year 2001             5.29%        5.21%
                    3-Year Annualized              5.69%        5.44%
                    5-Year Annualized              5.62%        5.50%
                    Annualized since
                      Inception**                  5.65%        5.55%
                    Cumulative since
                      Inception**                 51.73%       50.66%

                         GROWTH OF A $50,000 INVESTMENT

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

          TIFF SHORT-TERM FUND  MERRILL LYNCH 182-DAY TREASURY BILL INDEX
5/31/94                $50,000                                    $50,000
6/30/94                $50,177                                    $50,222
7/31/94                $50,459                                    $50,434
8/31/94                $50,706                                    $50,631
9/30/94                $50,850                                    $50,773
10/31/94               $51,169                                    $51,003
11/30/94               $51,295                                    $51,154
12/31/94               $51,525                                    $51,374
1/31/95                $51,842                                    $51,709
2/28/95                $52,184                                    $52,012
3/31/95                $52,396                                    $52,276
4/30/95                $52,699                                    $52,553
5/31/95                $53,063                                    $52,871
6/30/95                $53,326                                    $53,149
7/31/95                $53,585                                    $53,419
8/31/95                $53,838                                    $53,679
9/30/95                $54,143                                    $53,905
10/31/95               $54,295                                    $54,169
11/30/95               $54,555                                    $54,433
12/31/95               $54,839                                    $54,735
1/31/96                $55,155                                    $55,006
2/29/96                $55,301                                    $55,202
3/31/96                $55,448                                    $55,390
4/30/96                $55,617                                    $55,614
5/31/96                $55,847                                    $55,842
6/30/96                $56,129                                    $56,079
7/31/96                $56,341                                    $56,328
8/31/96                $56,651                                    $56,577
9/30/96                $56,913                                    $56,872
10/31/96               $57,240                                    $57,145
11/30/96               $57,511                                    $57,397
12/31/96               $57,733                                    $57,641
1/31/97                $57,999                                    $57,891
2/28/97                $58,268                                    $58,159
3/31/97                $58,443                                    $58,385
4/30/97                $58,637                                    $58,661
5/31/97                $58,979                                    $58,980
6/30/97                $59,257                                    $59,265
7/31/97                $59,591                                    $59,538
8/31/97                $59,814                                    $59,779
9/30/97                $60,087                                    $60,084
10/31/97               $60,368                                    $60,357
11/30/97               $60,581                                    $60,576
12/31/97               $60,799                                    $60,854
1/31/98                $61,266                                    $61,166
2/28/98                $61,489                                    $61,395
3/31/98                $61,756                                    $61,697
4/30/98                $62,041                                    $61,966
5/31/98                $62,321                                    $62,240
6/30/98                $62,611                                    $62,539
7/31/98                $62,877                                    $62,837
8/31/98                $63,225                                    $63,160
9/30/98                $63,566                                    $63,539
10/31/98               $63,775                                    $63,807
11/30/98               $63,986                                    $63,978
12/31/98               $64,262                                    $64,248
1/31/99                $64,602                                    $64,494
2/28/99                $64,798                                    $64,668
3/31/99                $65,137                                    $64,963
4/30/99                $65,404                                    $65,182
5/31/99                $65,622                                    $65,406
6/30/99                $65,898                                    $65,643
7/31/99                $66,118                                    $65,931
8/31/99                $66,345                                    $66,127
9/30/99                $66,633                                    $66,453
10/31/99               $66,941                                    $66,699
11/30/99               $67,189                                    $66,925
12/31/99               $67,432                                    $67,224
1/31/00                $67,783                                    $67,511
2/29/00                $68,077                                    $67,844
3/31/00                $68,337                                    $68,188
4/30/00                $68,730                                    $68,509
5/31/00                $69,008                                    $68,879
6/30/00                $69,422                                    $69,273
7/31/00                $69,856                                    $69,612
8/31/00                $70,291                                    $69,991
9/30/00                $70,722                                    $70,367
10/31/00               $71,086                                    $70,744
11/30/00               $71,536                                    $71,153
12/31/00               $72,058                                    $71,603
1/31/01                $72,630                                    $72,196
2/28/01                $72,953                                    $72,478
3/31/01                $73,288                                    $72,903
4/30/01                $73,604                                    $73,204
5/31/01                $73,997                                    $73,554
6/30/01                $74,145                                    $73,745
7/31/01                $74,475                                    $74,036
8/31/01                $74,855                                    $74,300
9/30/01                $75,270                                    $74,770
10/31/01               $75,548                                    $75,038
11/30/01               $75,689                                    $75,227
12/31/01               $75,867                                    $75,332

------------

                        Past performance is not predictive of future performance.
                    *   Total return assumes dividend reinvestment.
                   **   Commencement of operations was May 31, 1994.
                  ***   Merrill Lynch 182-day Treasury Bill Index.

--------------------------------------------------------------------------------

  TIFF SHORT-TERM FUND / SCHEDULE OF INVESTMENTS             DECEMBER 31, 2001

PRINCIPAL                                   INTEREST  MATURITY
  AMOUNT                                      RATE      DATE       VALUE +

            ASSET-BACKED SECURITIES -- 75.9%
$2,000,000  Aames Mortgage Trust,
               Ser. 2001-4, Class A1         3.360%   12/25/21    $2,004,922
 1,584,055  Ace Securities Corp. (FRN),
               Ser. 2001-AQ1, Class A1       2.190%   04/25/31     1,584,726
 1,332,880  Ameriquest Mortgage
               Securities, Inc. (FRN),
               Ser. 2000-2, Class A          2.196%   07/15/30     1,334,643
 1,375,418  Amortizing Residential
               Collateral Trust (FRN),
               Ser. 2000-BC1, Class A1       2.250%   04/25/29     1,377,645
 1,953,561  Amortizing Residential
               Collateral Trust (FRN),
               Ser. 2001-BC6, Class A        2.280%   10/25/31     1,958,252
 2,109,452  Associates Automobile
               Receivables Trust,
               Ser. 2000-1, Class A3         7.300%   01/15/04     2,171,559
 2,000,000  Associates Automobile
               Receivables Trust,
               Ser. 2000-2, Class A3         6.820%   02/15/05     2,058,264
     2,794  Banc One Home Equity Trust,
               Ser. 1999-1, Class A1         6.060%   01/25/12         2,789
 2,000,000  Bombardier Receivables Master
               Trust I (FRN),
               Ser. 1997-1, Class A          2.016%   04/15/04     2,002,022
 1,990,000  Capital One Master Trust
               (FRN), Ser. 2001-4,
               Class A                       2.605%   04/16/07     1,990,499
 2,500,000  CIT Equipment Collateral,
               Ser. 2000-A, Class A2         3.730%   03/22/04     2,523,115
    26,576  CNH Equipment Trust (FRN),
               Ser. 2000-B, Class A2         6.870%   02/15/04        26,623
 2,000,000  CNH Equipment Trust (FRN),
               Ser. 2001-B, Class A3         2.206%   03/15/06     2,000,392
   854,420  Countrywide Home Equity Trust
               (FRN), Ser. 1998-A,
               Class A                       2.086%   03/15/24       852,585
 1,864,630  Crusade Global Trust (FRN),
               Ser. 2001-2, Class A          2.085%   06/20/32     1,863,910
   942,017  CS First Boston Mortgage
               Securities Corp. (FRN),
               Ser. 2001-HS27, Class A       2.580%   08/25/31       942,827
 2,000,000  Daimler Chrysler Auto Trust,
               Ser. 2000-B, Class A3         7.530%   05/10/04     2,058,846
 2,000,000  Daimler Chrysler Auto Trust,
               Ser. 2001-C, Class A2         3.710%   07/06/04     2,018,864
 2,000,000  Dealer Auto Receivables Trust,
               Ser. 2001-1, Class A3         7.070%   05/17/04     2,054,942
 2,000,000  Discover Card Master Trust I,
               Ser. 1999-4, Class A          5.650%   11/16/04     2,026,396
 2,500,000  Felco Funding II LLC,
               Ser. 2000-1, Class A3         7.585%   06/15/04     2,580,163
 1,105,526  FHLMC, Ser. 1620, Class PG       6.000%   08/15/18     1,116,315
 6,200,000  FHLMC, Ser. 202                  4.500%   04/25/03     6,342,079
   472,605  FNMA, Ser. G92-39, Class V       7.000%   07/25/09       473,866
 1,391,439  FNMA, Ser. G92-64, Class HB      7.000%   12/25/20     1,405,771
PRINCIPAL                                   INTEREST  MATURITY
  AMOUNT                                      RATE      DATE       VALUE +
$1,700,000  Ford Credit Floorplan Master
               Owner Trust (FRN),
               Ser. 2001-1, Class A          2.170%   07/17/06    $1,700,440
 1,469,027  Harley-Davidson Motorcycle
               Trust, Ser. 2001-2,
               Class A1                      3.770%   04/17/06     1,483,209
 1,783,306  Household Automotive Trust,
               Ser. 2001-1, Class A2         5.020%   03/17/04     1,804,504
   512,165  Ikon Receivables LLC,
               Ser. 1999-1, Class A3         5.990%   05/15/05       516,518
   497,210  IMPAC CMB Trust (FRN),
               Ser. 2001-3, Class A1         2.470%   11/25/31       498,704
 2,000,000  Lease Investment Flight Trust
               (FRN), Ser. 1A, Class A1      2.286%   07/15/31     2,020,764
 2,000,000  Mitsubishi Motor Credit
               Automobile Trust (FRN),
               Ser. 2001-3, Class A2         2.076%   05/17/04     2,001,244
 1,957,372  Morgan Stanley Dean Witter
               Capital I (FRN),
               Ser. 2001-AM1, Class A2       2.770%   10/25/31     1,962,091
 1,500,000  Navistar Financial Corp. Owner
               Trust (FRN), Ser. 2001-B,
               Class A3                      2.570%   07/15/06     1,500,546
 2,500,000  Newcourt Equipment Trust
               Securities, Ser. 1999-1,
               Class A4                      7.180%   10/20/05     2,619,553
 1,539,798  Nissan Auto Receivables Owner
               Trust, Ser. 2001-A,
               Class A2                      5.340%   08/15/03     1,554,726
 1,000,000  Premier Auto Trust,
               Ser. 1999-3, Class A4         6.430%   03/08/04     1,030,679
 1,363,781  Provident Bank Home Equity
               Loan Trust (FRN),
               Ser. 1996-2, Class A2         2.170%   01/25/28     1,359,122
   133,800  Residential Funding Mortgage
               Securities (FRN),
               Ser. 1998-HS1, Class A        2.113%   06/22/23       133,535
 2,000,000  Sears Credit Account Master
               Trust, Ser. 1999-2,
               Class A                       6.350%   02/16/07     2,051,376
 1,500,000  SSB RV Trust, Ser. 2001-1,
               Class A2                      2.890%   12/15/08     1,500,000
   416,999  Structured Asset Securities
               Corp., Ser. 2001-4A,
               Class A2                      5.500%   03/25/31       418,030
   558,203  Textron Financial Corp.
               Receivable, Ser. 2000-B,
               Class C                       6.890%   04/15/05       565,403
 1,750,000  Toyota Auto Receivables Owner
               Trust (FRN), Ser. 2001-A,
               Class A3                      1.976%   03/15/05     1,750,016
                                                                 -----------
            Total Asset-Backed Securities
               (Cost $70,972,597)                                 71,242,475
                                                                 -----------

            SHORT-TERM INVESTMENTS -- 23.3%

            US TREASURY SECURITY -- 0.6%#
   540,000  US Treasury Bill+
               (Cost $564,487)               1.795%   03/23/02       537,833
                                                                 -----------

            TIME DEPOSITS -- 22.7%
 2,000,000  Canadian Imperial Bank of
               Commerce                      4.610%   04/19/02     2,017,226

--------------------------------------------------------------------------------

  TIFF SHORT-TERM FUND / SCHEDULE OF INVESTMENTS             DECEMBER 31, 2001

PRINCIPAL                                   INTEREST  MATURITY
  AMOUNT                                      RATE      DATE       VALUE +
$4,000,000  Den Danske Bank                  1.563%   01/02/02    $4,000,000
 7,379,000  Investors Bank & Trust
               Depository Receipt            1.500%   01/02/02     7,379,000
 4,000,000  Societe Generale                 1.625%   01/02/02     4,000,000
 4,000,000  State Street Corp., Cayman
               Islands                       1.500%   01/02/02     4,000,000
                                                                 -----------
            Total Time Deposits
               (Cost $21,378,361)                                 21,396,226
                                                                 -----------
            Total Short-Term Investments
               (Cost $21,942,848)                                 21,934,059
                                                                 -----------
            Total Investments -- 99.2%
               (Cost $92,915,445)                                 93,176,534
            Other Assets in Excess of
               Liabilities -- 0.8%                                   705,366
                                                                 -----------
            NET ASSETS -- 100.0%                                 $93,881,900
                                                                 ===========

SUMMARY OF INDUSTRY CLASSIFICATIONS (AS A % OF TOTAL NET ASSETS):
Capital Equipment                                           7.6%
Consumer Goods                                             22.8
Finance                                                    58.3
US Government Obligations                                   9.9
US Treasury Obligations                                     0.6
Other Assets (Liabilities)                                  0.8
                                                          -----
Total                                                     100.0%
                                                          =====

FHLMC Federal Home Loan Mortgage Corporation
FNMA Federal National Mortgage Association
FRN  Floating Rate Note
  + Security or a portion thereof is held with a broker as initial margin for financial futures contracts. See Appendix C of Notes to Financial Statements.
  +  See Note 2 to the Financial Statements.
  #  Interest rate represents the yield to maturity at the time of purchase.

         See accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------

  STATEMENT OF ASSETS AND LIABILITIES                        DECEMBER 31, 2001

                                         TIFF          TIFF           TIFF
                                     MULTI-ASSET   INTERNATIONAL   US EQUITY
                                         FUND       EQUITY FUND       FUND
ASSETS
Investments in securities, at
  value (a)(b)                       $212,483,862  $134,601,115   $217,766,230
Cash                                     824,328             --             --
Foreign currency (c)                          --        822,942             --
Receivables for:
  Securities sold short                       --             --         38,367
  Securities sold                     10,165,454      7,033,579        316,609
  Dividends and tax reclaims             172,690        309,210        203,315
  Interest                               609,507            346            232
  Deposit with broker for short
    sales                                     --             --        447,748
  Unrealized appreciation on
    forward currency contracts            28,714         24,172             --
                                     -----------------------------------------
Total Assets                         224,284,555    142,791,364    218,772,501
                                     -----------------------------------------

LIABILITIES
Payable for:
  Securities purchased                15,648,171        152,828        223,356
  Market value of securities sold
    short (d)                                 --             --        485,066
  Variation margin on financial
    futures contracts                     78,876         44,809        362,829
  Unrealized depreciation of
    forward currency contracts                --         51,316             --
  Dividends payable on short sales            --             --            345
Due to custodian                              --         10,447             --
Accrued expenses and other
  liabilities                            116,366        136,310        123,270
                                     -----------------------------------------
Total Liabilities                     15,843,413        395,710      1,194,866
                                     -----------------------------------------

NET ASSETS                           $208,441,142  $142,395,654   $217,577,635
                                     =========================================

SHARES OUTSTANDING (E)                17,976,992     15,662,799     18,011,409
                                     =========================================

NET ASSET VALUE PER SHARE            $     11.59   $       9.09   $      12.08
                                     =========================================

COMPONENTS OF NET ASSETS:
  Capital stock                      $204,720,858  $168,027,138   $221,967,243
  Undistributed (distribution in
    excess of) net investment
    income                            (1,934,790)      (828,204)        91,277
  Accumulated net realized loss on
    investments                      (12,643,500)   (21,292,500)    (9,794,139)
  Net unrealized appreciation
    (depreciation) on investments,
    short sales, financial futures
    contracts, forward currency
    contracts, and translation of
    assets and liabilities
    denominated in foreign
    currencies                        18,298,574     (3,510,780)     5,313,254
                                     -----------------------------------------
                                     $208,441,142  $142,395,654   $217,577,635
                                     =========================================
------------------------------------------------------------------------------
(a) Includes repurchase agreements
  of:                                $16,656,909   $  8,336,975   $  7,138,447
(b) Cost of investments:             $194,175,928  $137,955,552   $212,595,397
(c) Cost of foreign currency:                 --   $    846,845             --
(d) Proceeds:                                 --             --   $    528,012

(e)  Authorized 500,000,000 shares, par value $0.001 for each fund.

See accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------

  STATEMENT OF ASSETS AND LIABILITIES                        DECEMBER 31, 2001

                                              TIFF         TIFF
                                              BOND      SHORT-TERM
                                              FUND         FUND
ASSETS
Investments in securities, at
  value (a)(b)                            $210,662,749  $93,176,534
Cash                                           985,516      391,968
Receivables for:
  Capital stock sold                                --       52,542
  Securities sold                            9,082,027      216,693
  Interest                                   1,766,010      270,693
  Variation margin on financial futures
    contracts                                       --       15,041
                                          -------------------------
Total Assets                               222,496,302   94,123,471
                                          -------------------------

LIABILITIES
Payable for:
  Capital stock repurchased                         --      150,000
  Securities purchased                      53,911,481           --
  Options written, at value (c)                 55,344           --
  Variation margin on financial futures
    contracts                                   54,716           --
  Dividends payable from net investment
    income                                     169,116       30,450
Accrued expenses and other liabilities          93,613       61,121
                                          -------------------------
Total Liabilities                           54,284,270      241,571
                                          -------------------------

NET ASSETS                                $168,212,032  $93,881,900
                                          =========================

SHARES OUTSTANDING (D)                      16,565,404    9,371,544
                                          =========================

NET ASSET VALUE PER SHARE                 $      10.15  $     10.02
                                          =========================

COMPONENTS OF NET ASSETS:
  Capital stock                           $166,509,857  $93,660,167
  Distribution in excess of net
    investment income                               --      (30,450)
  Accumulated net realized loss on
    investments                               (164,341)     (37,988)
  Net unrealized appreciation on
    investments, short sales, financial
    futures contracts, and written
    options                                  1,866,516      290,171
                                          -------------------------
                                          $168,212,032  $93,881,900
                                          =========================
-------------------------------------------------------------------
(a) Includes repurchase agreements of:    $ 32,067,742           --
(b) Cost of investments:                  $208,901,765  $92,915,445
(c) Premiums received:                    $      9,126           --

(d)  Authorized 500,000,000 shares, par value $0.001 for each fund.

See accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------

  STATEMENT OF OPERATIONS                 FOR THE YEAR ENDED DECEMBER 31, 2001

                                         TIFF          TIFF           TIFF
                                     MULTI-ASSET   INTERNATIONAL   US EQUITY
                                         FUND       EQUITY FUND       FUND
INVESTMENT INCOME
Interest                             $ 3,499,723   $    344,711   $    400,536
Dividends (a)                          1,505,614      2,833,289      2,608,764
                                     -----------------------------------------
Total Investment Income                5,005,337      3,178,000      3,009,300
                                     -----------------------------------------
OPERATING EXPENSES
Investment advisory fees                 419,689        229,137        333,467
Money manager fees                       939,690      1,259,227      1,915,856
Custodian and accounting fees            380,056        402,355        289,799
Administration fees                      116,573         84,534        123,326
Shareholder recordkeeping fees            26,983         29,084         45,139
Professional fees                         94,899        110,881        103,399
Insurance expense                          1,614          5,871          7,452
Registration and filing fees              16,534             --          3,821
Miscellaneous fees and expenses           36,905         23,434         31,139
                                     -----------------------------------------
  Net Operating Expenses               2,032,943      2,144,523      2,853,398
                                     -----------------------------------------
Net Investment Income                  2,972,394      1,033,477        155,902
                                     -----------------------------------------
NET REALIZED GAIN (LOSS) ON:
  Investments (b)                      1,215,248    (14,017,361)    (3,125,767)
  Short sales                                 --             --         29,187
  Financial futures contracts         (3,161,424)    (5,166,961)    (1,891,529)
  Forward currency contracts and
    foreign currency-related
    transactions                         141,710       (242,734)        (1,232)
                                     -----------------------------------------
Net realized loss                     (1,804,466)   (19,427,056)    (4,989,341)
                                     -----------------------------------------
NET CHANGE IN UNREALIZED
  APPRECIATION (DEPRECIATION) ON:
  Investments                         (8,873,721)   (12,654,671)   (10,693,657)
  Short sales                                 --             --        (98,120)
  Financial futures contracts            324,521        844,754        420,450
  Forward currency contracts and
    foreign currency-related
    transactions                         (83,544)      (350,789)            --
                                     -----------------------------------------
Net change in unrealized
  depreciation                        (8,632,744)   (12,160,706)   (10,371,327)
                                     -----------------------------------------
Net realized and unrealized loss     (10,437,210)   (31,587,762)   (15,360,668)
                                     -----------------------------------------
Net decrease in net assets
  resulting from operations          $(7,464,816)  $(30,554,285)  $(15,204,766)
                                     =========================================
------------------------------------------------------------------------------
(a) Net of foreign withholding
  taxes of:                          $    99,837   $    349,658   $     11,792
(a) Net of foreign withholding
  taxes on capital gains of:         $    17,721   $     34,406             --

See accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------

  STATEMENT OF OPERATIONS                 FOR THE YEAR ENDED DECEMBER 31, 2001

                                             TIFF         TIFF
                                             BOND      SHORT-TERM
                                             FUND         FUND
INVESTMENT INCOME
Interest                                  $12,240,196  $5,119,594
Dividends                                     133,931          --
                                          -----------------------
Total Investment Income                    12,374,127   5,119,594
                                          -----------------------
OPERATING EXPENSES
Investment advisory fees                      194,388      30,137
Money manager fees                            274,299     200,071
Custodian and accounting fees                 255,713      25,005
Administration fees                           127,020      55,936
Shareholder recordkeeping fees                 16,004      28,811
Professional fees                              63,520      55,038
Insurance expense                               1,993       1,389
Registration and filing fees                    2,940         881
Miscellaneous fees and expenses                16,966       3,603
                                          -----------------------
  Total Operating Expenses before Fee
    Waivers                                   952,843     400,871
  Fee waivers/reimbursements                       --     (48,052)
                                          -----------------------
  Net Operating Expenses                      952,843     352,819
                                          -----------------------
Net Investment Income                      11,421,284   4,766,775
                                          -----------------------
NET REALIZED GAIN (LOSS) ON:
  Investments                               5,613,128     177,831
  Short sales                                (235,089)    (13,036)
  Financial futures contracts                (366,175)    131,748
                                          -----------------------
Net realized gain                           5,011,864     296,543
                                          -----------------------
NET CHANGE IN UNREALIZED APPRECIATION
  (DEPRECIATION) ON:
  Investments                              (2,061,714)    108,686
  Short sales                                  (8,752)         --
  Written options                             (46,218)         --
  Financial futures contracts                 484,797      15,424
                                          -----------------------
Net change in unrealized appreciation
  (depreciation)                           (1,631,887)    124,110
                                          -----------------------
Net realized and unrealized gain            3,379,977     420,653
                                          -----------------------
Net increase in net assets resulting
  from operations                         $14,801,261  $5,187,428
                                          =======================
-----------------------------------------------------------------

See accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------

  STATEMENT OF CHANGES IN NET ASSETS

                                           TIFF                 TIFF INTERNATIONAL
                                     MULTI-ASSET FUND              EQUITY FUND
                                --------------------------  --------------------------
                                    Year          Year          Year          Year
                                   Ended         Ended         Ended         Ended
                                 12/31/2001    12/31/2000    12/31/2001    12/31/2000
INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS
Net investment income           $  2,972,394  $  3,761,457  $  1,033,477  $  2,091,245
Net realized gain (loss) on
  investments, financial
  futures contracts, forward
  currency contracts, and
  foreign currency-related
  transactions                    (1,804,466)      351,999   (19,427,056)   10,177,366
Net change in unrealized
  appreciation (depreciation)
  on investments, financial
  futures contracts, forward
  currency contracts, and
  translation of other assets
  and liabilities denominated
  in foreign currencies           (8,632,744)      289,361   (12,160,706)  (39,718,945)
                                ------------------------------------------------------
Net increase (decrease) in net
  assets resulting from
  operations                      (7,464,816)    4,402,817   (30,554,285)  (27,450,334)
                                ------------------------------------------------------

DISTRIBUTIONS
From net investment income        (2,984,251)   (4,655,360)     (464,894)   (1,411,392)
From net realized gains             (215,724)  (20,432,246)   (1,765,691)  (10,199,418)
Return of capital                         --            --      (628,520)           --
                                ------------------------------------------------------
Decrease in net assets
  resulting from distributions    (3,199,975)  (25,087,606)   (2,859,105)  (11,610,810)
                                ------------------------------------------------------

CAPITAL SHARE TRANSACTIONS,
  NET (SEE APPENDIX E)             4,070,762    (2,924,323)   (5,301,112)  (26,257,447)
                                ------------------------------------------------------
Total decrease in net assets      (6,594,029)  (23,609,112)  (38,714,502)  (65,318,591)

NET ASSETS
Beginning of year                215,035,171   238,644,283   181,110,156   246,428,747
                                ------------------------------------------------------
End of year                     $208,441,142  $215,035,171  $142,395,654  $181,110,156
                                ======================================================

DISTRIBUTIONS IN EXCESS OF NET
  INVESTMENT INCOME             $ (1,934,790) $ (2,939,660) $   (828,204) $ (1,336,275)
--------------------------------------------------------------------------------------

See accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------

  STATEMENT OF CHANGES IN NET ASSETS

                                         TIFF US                       TIFF
                                       EQUITY FUND                  BOND FUND
                                --------------------------  --------------------------
                                    Year          Year          Year          Year
                                   Ended         Ended         Ended         Ended
                                 12/31/2001    12/31/2000    12/31/2001    12/31/2000
INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS
Net investment income           $    155,902  $  2,220,258  $ 11,421,284  $ 12,575,519
Net realized gain (loss) on
  investments, short sales,
  and financial futures
  contracts                       (4,989,341)   16,189,564     5,011,864    (1,410,824)
Net change in unrealized
  appreciation (depreciation)
  on investments, short sales,
  financial futures contracts,
  and written options            (10,371,327)  (25,623,727)   (1,631,887)    9,118,306
                                ------------------------------------------------------
Net increase (decrease) in net
  assets resulting from
  operations                     (15,204,766)   (7,213,905)   14,801,261    20,283,001
                                ------------------------------------------------------

DISTRIBUTIONS
From net investment income          (509,133)   (1,750,801)  (11,619,305)  (12,719,061)
From net realized gains                   --   (37,881,023)           --            --
Return of capital                   (128,784)           --            --            --
                                ------------------------------------------------------
Decrease in net assets
  resulting from distributions      (637,917)  (39,631,824)  (11,619,305)  (12,719,061)
                                ------------------------------------------------------

CAPITAL SHARE TRANSACTIONS,
  NET (SEE APPENDIX E)            (9,385,813)    8,799,048   (35,781,073)    8,739,230
                                ------------------------------------------------------
Total increase (decrease) in
  net assets                     (25,228,496)  (38,046,681)  (32,599,117)   16,303,170

NET ASSETS
Beginning of year                242,806,131   280,852,812   200,811,149   184,507,979
                                ------------------------------------------------------
End of year                     $217,577,635  $242,806,131  $168,212,032  $200,811,149
                                ======================================================

UNDISTRIBUTED NET INVESTMENT
  INCOME                        $     91,277  $    445,740            --  $      6,763
--------------------------------------------------------------------------------------

See accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------

  STATEMENT OF CHANGES IN NET ASSETS

                                                    TIFF
                                               SHORT-TERM FUND
                                          -------------------------
                                             Year          Year
                                             Ended        Ended
                                          12/31/2001    12/31/2000
INCREASE IN NET ASSETS FROM OPERATIONS
Net investment income                     $4,766,775   $  5,151,056
Net realized gain on investments, short
  sales, and financial futures contracts     296,543        164,418
Net change in unrealized appreciation on
  investments, short sales, and
  financial futures contracts                124,110        340,118
                                          -------------------------
Net increase in net assets resulting
  from operations                          5,187,428      5,655,592
                                          -------------------------

DISTRIBUTIONS
From net investment income                (4,768,248)    (5,151,056)
From net realized gains                     (201,454)            --
Return of capital                            (21,612)            --
                                          -------------------------
Decrease in net assets resulting from
  distributions                           (4,991,314)    (5,151,056)
                                          -------------------------

CAPITAL SHARE TRANSACTIONS, NET (SEE
  APPENDIX E)                             16,850,559    (13,425,090)
                                          -------------------------
Total increase (decrease) in net assets   17,046,673    (12,920,554)

NET ASSETS
Beginning of year                         76,835,227     89,755,781
                                          -------------------------
End of year                               $93,881,900  $ 76,835,227
                                          =========================

DISTRIBUTIONS IN EXCESS OF NET
  INVESTMENT INCOME                       $  (30,450)  $    (13,326)
-------------------------------------------------------------------

See accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------

  TIFF MULTI-ASSET FUND -- FINANCIAL HIGHLIGHTS

                             Year      Year      Year      Year      Year
                            Ended     Ended     Ended     Ended     Ended
                           12/31/01  12/31/00  12/31/99  12/31/98  12/31/97
For a share outstanding
  throughout each year
Net asset value,
  beginning of year        $ 12.18   $ 13.41   $ 11.42   $ 11.65   $  12.08
                           ------------------------------------------------
INCOME FROM INVESTMENT
  OPERATIONS
Net investment income         0.17      0.23      0.22      0.20       0.44
Net realized and
  unrealized gain (loss)
  on investments*            (0.59)     0.04      2.30     (0.20)      0.01
                           ------------------------------------------------
Total from investment
  operations                 (0.42)     0.27      2.52      0.00       0.45
                           ------------------------------------------------
LESS DISTRIBUTIONS FROM
Net investment income        (0.17)    (0.28)    (0.50)    (0.26)     (0.45)
Net realized gains           (0.01)    (1.24)    (0.07)       --      (0.63)
                           ------------------------------------------------
Total distributions          (0.18)    (1.52)    (0.57)    (0.26)     (1.08)
                           ------------------------------------------------
Entry/exit fee per share      0.01      0.02      0.04      0.03       0.20
                           ------------------------------------------------
Net asset value, end of
  year                     $ 11.59   $ 12.18   $ 13.41   $ 11.42   $  11.65
                           ================================================
TOTAL RETURN (A)            (3.34%)    2.39%    22.65%     0.22%      5.51%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of year
  (000s)                   $208,441  $215,035  $238,644  $291,847  $382,317
Ratio of expenses to
  average net assets         0.97%     0.94%     0.57%     0.65%      0.72%
Ratio of net investment
  income to average net
  assets                     1.42%     1.67%     2.20%     1.85%      3.30%
Portfolio turnover         139.64%   156.15%   154.49%   196.06%    181.51%

--------------------------------------------------------------------------------

(a) Total return assumes dividend reinvestment and includes the effects of entry and exit fees received by the Fund; however, a shareholders's total return for the period, assuming a purchase at the beginning of the period and a redemption at the end of the period, would be lower by the amount of entry and exit fees paid by the shareholder.
  *  Includes foreign currency-related transactions.

See accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------

  TIFF INTERNATIONAL EQUITY FUND -- FINANCIAL HIGHLIGHTS

                             Year      Year      Year      Year      Year
                            Ended     Ended     Ended     Ended     Ended
                           12/31/01  12/31/00  12/31/99  12/31/98  12/31/97
For a share outstanding
  throughout each year
Net asset value,
  beginning of year        $ 11.25   $ 13.58   $ 11.17   $ 11.77   $  12.19
                           ------------------------------------------------
INCOME FROM INVESTMENT
  OPERATIONS
Net investment income         0.07      0.12      0.13      0.19       0.17
Net realized and
  unrealized gain (loss)
  on investments*            (2.05)    (1.74)     3.93      0.12      (0.11)
                           ------------------------------------------------
Total from investment
  operations                 (1.98)    (1.62)     4.06      0.31       0.06
                           ------------------------------------------------
LESS DISTRIBUTIONS FROM
Net investment income        (0.03)    (0.08)    (0.13)    (0.32)     (0.25)
Net realized gains           (0.12)    (0.65)    (1.54)    (0.62)     (0.28)
Return of capital            (0.04)       --        --        --         --
                           ------------------------------------------------
Total distributions          (0.19)    (0.73)    (1.67)    (0.94)     (0.53)
                           ------------------------------------------------
Entry/exit fee per share      0.01      0.02      0.02      0.03       0.05
                           ------------------------------------------------
Net asset value, end of
  year                     $  9.09   $ 11.25   $ 13.58   $ 11.17   $  11.77
                           ================================================
TOTAL RETURN (A)           (17.49%)  (11.66%)   37.40%     3.03%(c)    0.91%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of year
  (000s)                   $142,396  $181,110  $246,429  $260,030  $241,072
Ratio of expenses to
  average net assets         1.40%     1.16%     1.00%     0.81%(b)    1.21%
Ratio of expenses to
  average net assets
  before expense waivers     1.40%     1.16%     1.00%     0.84%(b)    1.21%
Ratio of net investment
  income to average net
  assets                     0.68%     0.99%     1.32%     1.47%      0.72%
Portfolio turnover          54.96%    62.04%    28.33%    30.62%     25.55%

--------------------------------------------------------------------------------

(a) Total return assumes dividend reinvestment and includes the effects of entry and exit fees received by the Fund; however, a shareholder's total return for the period, assuming a purchase at the beginning of the period and a redemption at the end of the period, would be lower by the amount of entry and exit fees paid by the shareholder.
(b) Expenses include tax expense for the year ended December 31, 1998. Without the tax expense, the ratio of expenses to average net assets and the ratio of expenses to average net assets before expense waivers would have been 0.76% and 0.79%, respectively.
(c) Total return would have been lower had certain expenses not been waived or reimbursed.
  *  Includes foreign currency-related transactions.

See accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------

  TIFF US EQUITY FUND -- FINANCIAL HIGHLIGHTS

                             Year      Year      Year      Year      Year
                            Ended     Ended     Ended     Ended     Ended
                           12/31/01  12/31/00  12/31/99  12/31/98  12/31/97
For a share outstanding
  throughout each year
Net asset value,
  beginning of year        $ 12.96   $ 15.78   $ 15.62   $ 15.66   $  13.74
                           ------------------------------------------------
INCOME FROM INVESTMENT
  OPERATIONS
Net investment income         0.01      0.12      0.09      0.17       0.50
Net realized and
  unrealized gain (loss)
  on investments             (0.85)    (0.61)     2.70      1.58       3.93
                           ------------------------------------------------
Total from investment
  operations                 (0.84)    (0.49)     2.79      1.75       4.43
                           ------------------------------------------------
LESS DISTRIBUTIONS FROM
Net investment income        (0.03)    (0.10)    (0.43)    (0.14)     (0.51)
Net realized gains              --     (2.24)    (2.21)    (1.66)     (2.01)
Return of capital            (0.01)       --        --        --         --
                           ------------------------------------------------
Total distributions          (0.04)    (2.34)    (2.64)    (1.80)     (2.52)
                           ------------------------------------------------
Entry/exit fee per share        --#     0.01      0.01      0.01       0.01
                           ------------------------------------------------
Net asset value, end of
  year                     $ 12.08   $ 12.96   $ 15.78   $ 15.62   $  15.66
                           ================================================
TOTAL RETURN (A)            (6.51%)   (2.67%)   18.89%    11.85%     33.01%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of year
  (000s)                   $217,578  $242,806  $280,853  $312,587  $255,714
Ratio of expenses to
  average net assets         1.28%     0.79%     0.67%     0.72%      0.70%
Ratio of net investment
  income to average net
  assets                     0.07%     0.82%     0.68%     0.99%      1.34%
Portfolio turnover         103.40%    88.20%    73.59%    98.30%    108.52%

--------------------------------------------------------------------------------

(a) Total return assumes dividend reinvestment and includes the effects of entry and exit fees received by the Fund; however, a shareholder's total return for the period, assuming a purchase at the beginning of the period and a redemption at the end of the period, would be lower by the amount of entry and exit fees paid by the shareholder.
  #  Rounds to less than $0.01 per share.

See accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------

  TIFF BOND FUND -- FINANCIAL HIGHLIGHTS

                             Year      Year      Year      Year      Year
                            Ended     Ended     Ended     Ended     Ended
                           12/31/01  12/31/00  12/31/99  12/31/98  12/31/97
For a share outstanding
  throughout each year
Net asset value,
  beginning of year        $  9.98   $  9.60   $ 10.29   $ 10.24   $  10.06
                           ------------------------------------------------
INCOME FROM INVESTMENT
  OPERATIONS
Net investment income         0.60      0.62      0.61      0.60       0.64
Net realized and
  unrealized gain (loss)
  on investments              0.18      0.40     (0.65)     0.13       0.27
                           ------------------------------------------------
Total from investment
  operations                  0.78      1.02     (0.04)     0.73       0.91
                           ------------------------------------------------
LESS DISTRIBUTIONS FROM
Net investment income        (0.61)    (0.64)    (0.63)    (0.62)     (0.65)
Net realized gains              --        --     (0.02)    (0.06)     (0.08)
                           ------------------------------------------------
Total distributions          (0.61)    (0.64)    (0.65)    (0.68)     (0.73)
                           ------------------------------------------------
Net asset value, end of
  year                     $ 10.15   $  9.98   $  9.60   $ 10.29   $  10.24
                           ================================================
TOTAL RETURN                 7.91%    11.01%    (0.45%)    7.31%      9.35%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of year
  (000s)                   $168,212  $200,811  $184,508  $197,652  $173,352
Ratio of expenses to
  average net assets         0.49%     0.50%     0.48%     0.46%      0.56%
Ratio of net investment
  income to average net
  assets                     5.88%     6.51%     6.01%     5.82%      6.41%
Portfolio turnover         483.07%   456.33%   474.10%   329.49%    398.16%
---------------------------------------------------------------------------

See accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------

  TIFF SHORT-TERM FUND -- FINANCIAL HIGHLIGHTS

                             Year      Year      Year      Year      Year
                            Ended     Ended     Ended     Ended     Ended
                           12/31/01  12/31/00  12/31/99  12/31/98  12/31/97
For a share outstanding
  throughout each year
Net asset value,
  beginning of year        $ 10.00   $  9.94   $  9.97   $  9.95   $  9.99
                           ------------------------------------------------
INCOME FROM INVESTMENT
  OPERATIONS
Net investment income         0.47      0.60      0.52      0.54      0.54
Net realized and
  unrealized gain (loss)
  on investments              0.04      0.06     (0.03)     0.01     (0.02)
                           ------------------------------------------------
Total from investment
  operations                  0.51      0.66      0.49      0.55      0.52
                           ------------------------------------------------
LESS DISTRIBUTIONS FROM
Net investment income        (0.47)    (0.60)    (0.52)    (0.53)    (0.56)
Net realized gains           (0.02)       --        --        --        --
Return of capital            (0.00)#      --        --        --        --
                           ------------------------------------------------
Total distributions          (0.49)    (0.60)    (0.52)    (0.53)    (0.56)
                           ------------------------------------------------
Net asset value, end of
  year                     $ 10.02   $ 10.00   $  9.94   $  9.97   $  9.95
                           ================================================
TOTAL RETURN (A)             5.29%     6.86%     4.93%     5.59%     5.30%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of year
  (000s)                   $93,882   $76,835   $89,756   $74,907   $34,431
Ratio of expenses to
  average net assets         0.35%     0.35%     0.35%     0.35%     0.47%
Ratio of expenses to
  average net assets
  before expense waivers     0.40%     0.43%     0.45%     0.53%     0.56%
Ratio of net investment
  income to average net
  assets                     4.75%     6.07%     5.14%     5.41%     5.53%

--------------------------------------------------------------------------------

(a) Total return assumes dividend reinvestment and would have been lower had certain expenses not been waived.
  #  Rounds to less than $0.01.

See accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------

  NOTES TO FINANCIAL STATEMENTS                              DECEMBER 31, 2001
1.  ORGANIZATION

TIFF Investment Program, Inc. ("TIP") was organized as a Maryland corporation on December 23, 1993, and is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. TIP currently has five active funds: TIFF Multi-Asset Fund ("Multi-Asset"), TIFF International Equity Fund ("International Equity"), TIFF US Equity Fund ("US Equity"), TIFF Bond Fund ("Bond"), and TIFF Short-Term Fund ("Short-Term"), collectively referred to as the "funds."

INVESTMENT OBJECTIVES

  ------------------------------------------------------------------------------------------------------
  FUND                                                INVESTMENT OBJECTIVES
  ------------------------------------------------------------------------------------------------------
                                                      Attain a growing stream of current income and
                                                      appreciation of principal that at least offset
  Multi-Asset                                         inflation.

                                                      Attain appreciation of principal that at least
  International Equity                                offsets inflation.

                                                      Attain a growing stream of current income and
                                                      appreciation of principal that at least offset
  US Equity                                           inflation.

                                                      Attain a high rate of current income subject to
                                                      restrictions designed to ensure liquidity and
                                                      manage exposure to interest rate and credit risk
                                                      and to provide a hedge against deflation-induced
                                                      declines in common stock prices and dividend
  Bond                                                streams.

                                                      Attain a high rate of current income, subject to
                                                      restrictions designed to control interest rate
  Short-Term                                          risk.

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of asset and liabilities, the reported amounts of increases and decreases in net assets from operations during the reported period, and disclosure of contingent assets and liabilities at the date of the financial statements. Actual results could differ from these estimates.

VALUATION OF INVESTMENTS

Securities listed on a securities exchange for which market quotations are readily available are valued at their last quoted sales price on the principal exchange on which they are traded on valuation date or, if there is no such reported sale on the valuation date, at the most recently quoted bid price, or asked price in the case of securities sold short. Unlisted securities or securities for which over-the-counter market quotations are readily available are valued at the latest bid price. Time deposits, repurchase agreements, and reverse repurchase agreements are generally valued at their cost plus accrued interest. Short-term debt securities having a remaining maturity of 60 days or less are valued at amortized cost, which approximates fair value, or by amortizing their value on the 61st day prior to maturity if their term to maturity at the date of purchase was greater than 60 days. Options and futures contracts are valued at the last quoted bid price, except that open futures sales contracts are valued using the closing settlement price or, in the absence of such price, the most recently quoted ask price. Forward foreign currency exchange contracts are valued at the estimated current cost of covering or offsetting the contracts.

Events affecting the values of certain portfolio securities that occur between the close of trading on the principal market for such securities (foreign exchanges and over-the-counter markets) and the time at which net asset value of the funds is determined will not be reflected in the funds' calculation of the net asset value unless the funds' investment advisor believes that the particular event would materially affect net asset value, in which case adjustments would be made.

Certain funds invest in limited partnerships formed for the purpose of earning returns from alternative investment strategies. Investments in limited partnerships held by the funds are presented, under procedures established by TIP's board of directors, at fair values, which generally represent the respective fund's proportionate share of the net assets of the investee partnerships as reported by them. These values are not necessarily indicative of the value the funds would receive in a current sale. The fund's proportionate share of the change in values of the investee partnerships is recorded as change in unrealized appreciation (depreciation) on investments in its statement of operations. Investments in other open-end funds or trusts are valued at their closing net asset value per share on valuation date, which represents their redeemable value.

Securities for which market quotations are not readily available are valued at their fair value as determined in good faith under procedures established by TIP's board of directors. Such procedures use fundamental valuation methods which include, but are not limited to, the analysis of the effect of any restrictions on the resale of the security, industry analysis and trends, significant changes in the issuer's financial position, and any other event which could have a significant impact on the value of the security. Determination of fair value involves subjective judgment as the actual market value of a particular security can be established only by negotiations between the parties in a sales transaction, and the difference between the recorded fair value and the value that would be received in a sale could be significant. At December 31, 2001, the aggregate amount of securities fair valued were as follows:

  ----------------------------------------------------------------------
  FUND                                        AMOUNT     % OF NET ASSETS
  ----------------------------------------------------------------------
  Multi-Asset                               $42,102,227         20.18%
  International Equity                        1,349,135          0.95
  US Equity                                  28,961,399         13.31

--------------------------------------------------------------------------------

  NOTES TO FINANCIAL STATEMENTS                              DECEMBER 31, 2001

INVESTMENT TRANSACTIONS AND INVESTMENT INCOME

Securities transactions are recorded on the trade date (the date on which the buy or sell order is executed). Interest income and expenses are recorded on an accrual basis. The funds accrete discount or amortize premium using the yield-to-maturity method on a daily basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the funds, using reasonable diligence, become aware of such dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. The funds use the specific identification method for determining realized gain or loss on sales of securities and foreign currency transactions.

Effective January 1, 2001, the Multi-Asset, Bond, and Short-Term Funds adopted the provision of the revised AICPA Audit and Accounting Guide for Investment Companies and reclassed paydown gains and losses to income from mortgage-backed securities. The effect of this change for the year ended December 31, 2001, was to reduce net investment income by $21,764 and $7,720 for the Multi-Asset and Short-Term Funds, respectively and increase net investment income by $105,999 for the Bond Fund. The Statement of Changes in Net Assets and Financial Highlights for prior periods have not been restated to reflect this change in policy. The change in policy had no impact on the net assets of the funds.

As part of the custodial agreement between the custodial bank and the funds, the custodial bank has a lien on the securities of a fund to the extent permitted by the fund's investment restrictions to cover any advances made by the custodial bank for the settlement of securities purchased by the fund. At December 31, 2001, the payable to the custodial bank by the International Equity Fund represents the amount due for a cash advance for the settlement of a security purchased.

INCOME TAXES

There is no provision for federal income or excise tax since each fund has elected to be taxed as a regulated investment company ("RIC") and intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to RICs and to distribute all of its taxable income. Net realized losses attributable to security transactions and foreign currency transactions after October 31 are treated as arising on the first day of a fund's next fiscal year if so elected by the fund. The funds may be subject to foreign taxes on income, gains on investments, or currency repatriation. The funds accrue such taxes, as applicable, as a reduction from the related income and realized and unrealized gain as and when such income is earned and gains are recognized.

EXPENSES

Expenses directly attributable to a fund are charged to that fund's operations; expenses that are applicable to all funds are allocated among them based on their relative average daily net assets.

DIVIDENDS TO MEMBERS

It is the policy of all funds to declare dividends according to the following schedule:

  -----------------------------------------------------------------------------------------
                                            DIVIDENDS FROM NET
  FUND                                      INVESTMENT INCOME   CAPITAL GAINS DISTRIBUTIONS
  -----------------------------------------------------------------------------------------
  Multi-Asset                                   Semi-annually            Annually
  International Equity                          Semi-annually            Annually
  US Equity                                         Quarterly            Annually
  Bond                                                 Daily*            Annually
  Short-Term                                           Daily*            Annually
  -----------------------------------------------------------------------------------------
  *Funds declare dividends monthly as of January 2, 2002.

Dividends from net short-term capital gains and net long-term capital gains of each fund, if any, are normally declared and paid annually, but each fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. To the extent that a net realized capital gain could be reduced by a capital loss carryover, such gain will not be distributed. Dividends and distributions are recorded on the ex-dividend date.

Dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These "book/tax" differences are considered either temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

During the year ended December 31, 2001, the funds reclassified for book purposes amounts arising from permanent book/tax differences primarily relating to realized foreign currency gains (loss), investments in passive foreign investment companies, and investments in investment partnerships. At
December 31, 2001, the components of distributable earnings on a tax basis detailed below differ from the amounts reflected in the Statement of

--------------------------------------------------------------------------------

  NOTES TO FINANCIAL STATEMENTS                              DECEMBER 31, 2001
Assets and Liabilities by temporary book/tax differences largely arising from wash sales, post October losses, partnership income, passive foreign investment companies, and financial futures transactions.

  -----------------------------------------------------------------------------------------------
                                                        UNDISTRIBUTED
                                       UNDISTRIBUTED      LONG-TERM
                                         ORDINARY     GAIN/(CAPITAL LOSS  UNREALIZED APPRECIATION
                                          INCOME          CARRYOVER)         (DEPRECIATION)**
  -----------------------------------------------------------------------------------------------
  Multi-Asset                           $ 1,756,801      $ (1,635,312)*         $17,630,668
  International Equity                           --       (14,144,587)*          (4,246,693)
  US Equity                                      --        (7,127,239)*           4,248,334
  Bond                                       56,881                --             1,645,294
  Short-Term                                     --                --               261,089

-------------

  * Represents capital loss carryovers, which will expire December 31, 2009. ** Includes unrealized appreciation (depreciation) on investments, derivatives, and foreign currency-denominated assets and liabilities, if any.

Foreign exchange losses and realized capital losses incurred after October 31, 2001, but before December 31, 2001, are deemed to arise on the first business day of the following year. Accordingly, the International Equity and US Equity Funds incurred and elected to defer such foreign exchange losses of approximately $26,199 and $165, respectively, and the Multi-Asset, International Equity, US Equity, and Short-Term Funds incurred and elected to defer net realized capital losses of approximately $1,307,772, $7,042,065, $1,410,000, and $8,906, respectively.

During the year ended December 31, 2001, the Bond and Short-Term Funds utilized $5,288,961 and $135,070, respectively, of capital loss carried forward from prior periods.

The amount and character of tax distributions paid during the year ended December 31, 2001, are detailed below. Certain differences exist from the amounts reflected in the Statement of Changes in Net Assets primarily due to the character of short-term capital gains treated as ordinary income for tax purposes.

  -------------------------------------------------------------------------------------
                                                         LONG-TERM
                                       ORDINARY INCOME  CAPITAL GAIN  RETURN OF CAPITAL
  -------------------------------------------------------------------------------------
  Multi-Asset                            $ 3,001,991     $  197,984       $     --
  International Equity                       464,894      1,765,691        628,520
  US Equity                                  503,133             --        128,784
  Bond                                    11,619,305             --             --
  Short-Term                               4,899,965         52,613         21,612

FOREIGN CURRENCY TRANSLATION

The books and records of the funds are maintained in US dollars. Foreign currency amounts are translated into US dollars on the following basis:

 (i) the foreign currency value of investments and other assets and liabilities denominated in foreign currency are translated at the closing rate of exchange on the valuation date and

(ii) purchases and sales of investments, income, and expenses are translated at the rate of exchange prevailing on the respective dates of such transactions.

The resulting net foreign currency gain or loss is included in the Statement of Operations.

The funds do not generally isolate that portion of the results of operations arising as a result of changes in the foreign currency exchange rates from the fluctuations arising from changes in the market prices of securities. Accordingly, such foreign currency gain (loss) is included in net realized and unrealized gain (loss) on investments. However, the funds do isolate the effect of fluctuations in foreign exchange rates when determining the gain or loss upon the sale or maturity of foreign currency-denominated debt obligations pursuant to US federal income tax regulations; such amount is categorized as foreign currency gain or loss for income tax reporting purposes.

Net realized gains and losses from foreign currency-related transactions represent net gains and losses from sales and maturities of forward currency contracts, disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of net investment income accrued and the US dollar amount actually received.

FORWARD CURRENCY CONTRACTS

The funds may enter into forward currency contracts in connection with settling planned purchases or sales of securities or to hedge the currency exposure associated with some or all of the fund's portfolio securities. A forward currency contract is an agreement between two parties to buy or sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked to market daily, and the change in value is recorded by the funds as an unrealized gain or loss. When a forward currency contract is extinguished through delivery or by entry into a closing contract, the funds record a realized gain or loss on foreign currency-related transactions equal to the difference between the value of the contract at the time of purchase and the value of the contract at the time it was extinguished. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the fund's Statement of Assets and Liabilities. In addition, the funds could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the US dollar.

--------------------------------------------------------------------------------

  NOTES TO FINANCIAL STATEMENTS                              DECEMBER 31, 2001

Appendix B of the Notes to Financial Statements details each fund's outstanding forward currency contracts at December 31, 2001.

FINANCIAL FUTURES CONTRACTS

Certain funds are engaged in trading financial futures contracts. A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery at a future date. The funds are exposed to market risk as a result of changes in the value of the underlying financial instruments. Investments in financial futures require a fund to "mark to market" on a daily basis, which reflects the change in the market value of the contract at the close of each day's trading. Accordingly, variation margin payments are made to or received from the broker in the amount of daily unrealized gains or losses. When the contracts are closed, the fund recognizes a realized gain or loss in the Statement of Operations. These investments require initial margin deposits which consist of cash or cash equivalents, equal to approximately 5%-10% of the contract amount.

Each fund may use futures contracts to manage its exposure to the stock and bond markets and to fluctuations in currency values. Futures contracts tend to increase or decrease the funds' exposure to the underlying instrument or hedge other fund investments. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin included in the Statement of Assets and Liabilities. Losses may arise from changes in the value of the underlying instrument, an illiquid secondary market for the contracts, or counterparties not performing under the contract terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

At December 31, 2001, the funds held assets with a broker as margin for financial futures as follows:

  --------------------------------------------------------------
                                                      SEGREGATED
  FUND                                                  ASSETS
  --------------------------------------------------------------
  Multi-Asset                                         $1,758,893
  International Equity                                   994,811
  US Equity                                            2,342,167
  Bond                                                    39,972
  Short-Term                                             537,833

Appendix C of the Notes to Financial Statements details each fund's open futures contracts at December 31, 2001.

SHORT SELLING

The funds may sell securities they do not own in anticipation of a decline in the market price of such securities or in order to hedge portfolio positions. The fund will generally borrow the security sold in order to make delivery to the buyer. Upon entering into a short position, the fund records the proceeds as a deposit with broker in its Statement of Assets and Liabilities and establishes an offsetting liability for the securities sold under the short sale agreement. The cash is retained by the fund's broker as collateral for the short position. The liability is marked to market while it remains open to reflect the current settlement obligation. Until the security is replaced, the fund is required to pay the lender any dividend or interest earned. Such payments are recorded as expenses to the fund. When a closing purchase is entered into by the fund, a gain or loss equal to the difference between the proceeds originally received and the purchase cost is realized.

In "short selling," a fund sells borrowed securities which must at some date be repurchased and returned to the lender. If the market value of securities sold short increases, the fund may realize losses upon repurchase in amounts which may exceed the liability on the Statement of Assets and Liabilities. Further, in unusual circumstances, the fund may be unable to repurchase securities to close its short position except at prices significantly above those previously quoted in the market.

OPTIONS

When a fund purchases an option, an amount equal to the premium paid by the fund is included in the fund's Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current market value of the option purchased. The current market value of a purchased option is the last sale price on the market on which it is principally traded. If the purchased option expires, the fund realizes a loss in the amount of the premium originally paid. If the fund enters into a closing sale transaction, it realizes a gain or loss, depending on whether the proceeds from the sale are greater or less than the cost of the option.

If the fund exercises a call option, the cost of the securities acquired by exercising the call option is increased by the premium paid to buy the call option. If the fund exercises a put option, it realizes a gain or loss from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid. The risk associated with purchasing options is limited to the premium originally paid.

When a fund writes an option, an amount equal to the premium received by the fund is included in the fund's Statement of Assets and Liabilities as a liability and subsequently marked to market to reflect the current value of the option written. The current market value of a written option is the last sale price on the market on which it is principally traded. If the written option expires, the fund realizes a gain in the amount of the premium received. If the fund enters into a closing transaction, it recognizes a gain or loss, depending on whether the cost of the purchase is less than or greater than the premium received.

If a written call option is exercised, the proceeds from the security sold are increased by the premium received. If a put option is exercised, the cost basis of the security purchased by the fund is reduced by the premium received. The fund as a writer of an option has no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option. Written options present risk of loss in excess of related amounts shown on the Statement of Assets and Liabilities.

--------------------------------------------------------------------------------

  NOTES TO FINANCIAL STATEMENTS                              DECEMBER 31, 2001

Each fund may use option contracts to manage its exposure to the stock and bond markets and to fluctuations in interest rates and currency values. Option contracts tend to increase or decrease the fund's exposure to the underlying instrument and may serve as hedges for other fund investments.

Appendix D of the Notes to Financial Statements details each fund's written option contract activity and open written option contracts at December 31, 2001.

NET ASSET VALUE

The net asset value per share is calculated on a daily basis by dividing the assets of each fund, less its liabilities, by the number of outstanding shares of the fund.

CHANGE IN PRESENTATION

Changes were made to the prior period Statements of Changes and Financial Highlights for presentation purposes only. These changes had no effect on the net assets or net asset value per share.

3.  INVESTMENT ADVISORY AGREEMENT AND MONEY MANAGER AGREEMENTS

TIP's board of directors has approved investment advisory agreements with Foundation Advisers, Inc. ("FAI"). Each fund pays FAI a maximum monthly fee calculated by applying the following annual rates to such fund's average daily net assets for the month:

  -----------------------------------------------------------------------------------
                             MULTI-  INTERNATIONAL      US                   SHORT-
  ASSETS                     ASSET      EQUITY        EQUITY      BOND        TERM
  -----------------------------------------------------------------------------------
  On the first $500 million  0.20%         0.15%       0.15%      0.10%       0.03%
  On the next $500 million   0.18%         0.13%       0.13%      0.08%       0.03%
  On the next $500 million   0.15%         0.11%       0.11%      0.06%       0.02%
  On the next $500 million   0.13%         0.09%       0.09%      0.05%       0.02%
  On the next $500 million   0.11%         0.07%       0.07%      0.04%       0.01%
  On the remainder (> $2.5
    billion)                 0.09%         0.05%       0.05%      0.03%       0.01%

TIP's board of directors has approved money manager agreements with each of the money managers. Money managers will receive annual management fees equal to a stated percentage of the value of fund assets under management that is adjusted upward or downward, proportionately, to reflect actual investment performance over the applicable time period relative to a chosen benchmark rate of return. Certain money managers, however, will receive management fees equal to a flat percentage per annum of the assets under management with a single rate or on a descending scale.

Appendix A of the Notes to Financial Statements identifies money managers who provide services to the funds and the minimum, maximum, and effective fee rates applicable during the year ended December 31, 2001. Unless otherwise indicated, the management fee received by a money manager varies based on the money manager's investment performance.

During the year ended December 31, 2001, the Short-Term Fund received fee waivers of $30,137 and $17,915 from the Fund's investment advisor and money manager, respectively. These fee waivers, which are voluntary, are designed to cap the total annual operating expenses of the Fund at 0.35%.

With respect to funds' investments in other registered investment companies, private investment funds, investment partnerships, and other commingled investment vehicles, the funds bear their ratable share of each such entity's expenses and would also be subject to their share of the management and performance fees, if any, charged by such entity. The funds' share of management and performance fees charged by such entities is in addition to fees paid by the respective fund to FAI and money managers.

Pursuant to an Administration Agreement, Investors Capital Services, Inc. ("Investors Capital," a wholly owned subsidiary of Investors Financial Services Co.), two employees of which serve as officers of TIP, earns a fee for providing fund administration services to TIP according to the following schedule: 0.07% of the first $300 million of the average daily net assets of TIP, 0.05% of the next $2.7 billion, 0.04% of the next $2.0 billion, and 0.03% of the average daily net assets over $5.0 billion. In addition, TIP has agreed to pay Investors Capital an incentive fee not to exceed 0.02% of average daily net assets for reducing the expense ratio of one or more funds of TIP below certain levels specified for each fund. For the year ended December 31, 2001, the amount of this incentive fee was $19,095. Investors Bank & Trust Company ("IBT"), which is a wholly owned subsidiary of Investors Financial Services Co., serves as the funds' custodian and accounting and transfer agent. Fees paid for services rendered by IBT are based upon assets of the funds and on transactions entered into by the funds during the year. Fees for such services paid to IBT by the funds are reflected as custodian and accounting fees and shareholder recordkeeping fees in the statement of operations.

4.  INVESTMENT TRANSACTIONS

Cost of investment securities purchased and proceeds from sales of investment securities, other than short-term investments, during the year ended
December 31, 2001, were as follows:

--------------------------------------------------------------------------------

  NOTES TO FINANCIAL STATEMENTS                              DECEMBER 31, 2001

NON-US GOVERNMENT SECURITIES

  --------------------------------------------------------------------
  FUND                                       PURCHASES       SALES
  --------------------------------------------------------------------
  Multi-Asset                               $103,367,599  $105,426,944
  International Equity                        77,798,881    91,653,870
  US Equity                                  218,063,095   274,350,877
  Bond                                       165,907,614   173,089,479
  Short-Term                                  87,186,512    67,881,237

US GOVERNMENT SECURITIES

  --------------------------------------------------------------------
  FUND                                       PURCHASES       SALES
  --------------------------------------------------------------------
  Multi-Asset                               $176,849,966  $174,552,482
  Bond                                       824,093,430   857,971,019
  Short-Term                                  19,406,475    15,629,495

For federal income tax purposes, the cost of securities owned at December 31, 2001, the aggregate gross unrealized appreciation (depreciation) and the net unrealized appreciation (depreciation) on securities owned and securities sold short at December 31, 2001, for each fund are as follows:

  -----------------------------------------------------------------------------------------------------
                                                                          NET UNREALIZED
                                                                          APPRECIATION/
  FUND                            GROSS APPRECIATION  GROSS DEPRECIATION  (DEPRECIATION)      COST
  -----------------------------------------------------------------------------------------------------
  Multi-Asset                        $29,224,016         $(11,626,599)     $17,597,417    $194,886,445
  International Equity                16,177,292          (20,503,686)      (4,326,394)    138,927,509
  US Equity                           25,087,305          (20,838,971)       4,248,334     213,032,830
  Bond                                 3,169,487           (1,524,193)       1,645,294     209,017,455
  Short-Term                             330,541              (69,452)         261,089      92,915,445

5.  REPURCHASE AND REVERSE REPURCHASE AGREEMENTS

Each fund may enter into repurchase agreements under which a bank or securities firm that is a primary or reporting dealer in US government securities agrees, upon entering into a contract, to sell US government securities to a fund and repurchase such securities from such fund at a mutually agreed upon price and date.

Each fund is also permitted to enter into reverse repurchase agreements under which a primary or reporting dealer in US government securities purchases US government securities from a fund and such fund agrees to repurchase the securities at an agreed upon price and date. The funds did not enter into any reverse repurchase agreements during the year ended December 31, 2001.

Each fund will engage in repurchase and reverse repurchase transactions with parties approved by the fund's board of directors on the basis of such party's creditworthiness. Securities pledged as collateral for repurchase agreements are held by the custodian bank until maturity of the repurchase agreements. The funds may also invest in tri-party repurchase agreements for which securities held as collateral are maintained in a segregated account by the broker's custodian bank until maturity of the repurchase agreement. Provisions of the repurchase agreements and the procedures adopted by the funds require that the market value of the collateral, including accrued interest thereon, be at least equal to the value of the securities sold or purchased in order to protect against loss in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters an insolvency proceeding, realization of the collateral may be delayed or limited.

6.  CAPITAL SHARE TRANSACTIONS

As of December 31, 2001, each fund had 500,000,000 shares of $0.001 par value capital stock authorized. The funds may charge entry or exit fees on subscriptions or redemptions, respectively. While there are no sales commissions (loads) or 12b-1 fees, the US Equity Fund assesses entry and exit fees of 0.25% of capital invested or redeemed; the Multi-Asset Fund assesses entry and exit fees of 0.50%; and the International Equity Fund assesses entry and exit fees of 0.75%. These fees, which are paid to the funds directly, not to FAI or other vendors supplying services to the funds, are designed to allocate transaction costs associated with purchases and redemptions of fund's shares. These fees are deducted from the amount invested or redeemed; they cannot be paid separately. Entry and exit fees may be waived at FAI's discretion when the purchase or redemption will not result in significant transaction costs for the affected fund (e.g., for transactions involving in-kind purchases and redemptions). Such fees are retained by the funds and included in proceeds from shares sold or deducted from distributions for redemptions. Transactions in capital stock are listed in Appendix E of the Notes to Financial Statements.

7.  DELAYED DELIVERY TRANSACTIONS

The funds may purchase or sell securities on a when-issued or forward commitment basis. Payment and delivery may take place a month or more after the date of the transaction. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The funds identify these securities in their records as segregated with a value at least equal to the amount of the purchase commitment.

The Multi-Asset and Bond Funds enter into "TBA" (to be announced) purchase commitments to purchase mortgage-backed securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been

--------------------------------------------------------------------------------

  NOTES TO FINANCIAL STATEMENTS                              DECEMBER 31, 2001
finalized. However, the principal amount delivered will not differ more than 0.01% from the commitment. TBA purchase commitments may be considered securities in themselves and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the funds' other assets. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities, generally according to the procedures described under VALUATION OF INVESTMENTS above. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts.

Although the funds will generally enter into TBA purchase commitments with the intention of acquiring securities for their portfolio, the funds may dispose of a commitment prior to settlement if the funds' money managers deem it appropriate to do so.

The Multi-Asset and Bond Funds enter into TBA sale commitments to hedge their portfolios or to sell mortgage-backed securities they own under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment (deliverable on or before the sale commitment date), are held as "cover" for the transaction.

Unsettled TBA sale commitments are valued at the current market value of the underlying securities, generally according to the procedures described under VALUATION OF INVESTMENTS above. The contract is marked to market daily, and the change in market value is recorded by the fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the fund realizes a gain or loss on the commitment without regard to any unrealized gain or loss on the underlying security. If the fund delivers securities under the commitment, the fund realizes a gain or loss from the sale of the securities upon the unit price established at the date the commitment was entered into.

8.  CONCENTRATION OF RISKS

The funds may engage in transactions with counterparties, including but not limited to repurchase agreements, forward contracts, futures and options, and interest rate and currency swaps. A fund may be subject to various delays and risks of loss if the counterparty becomes insolvent or is otherwise unable to meet its obligations.

The Multi-Asset, International Equity, and US Equity Funds invest in limited partnerships that entail liquidity risk to the extent they are difficult to sell or convert to cash quickly at favorable prices.

The Multi-Asset, Bond, and Short-Term Funds invest in fixed income securities issued by banks and other financial companies, the market values of which may change in response to interest rate changes. Although these funds generally maintain diversified portfolios, the ability of the issuers of the respective funds' portfolio securities to meet their obligations may be affected by changing business and economic conditions in a specific industry, state, or region. The Bond Fund has a concentration of its investments in the financial services industry which may be affected by changes in such industry.

The Multi-Asset and International Equity Funds invest in securities of foreign issuers in various countries. These investments may involve certain considerations and risks not typically associated with investments in the United States, a result of, among other factors, the possibility of future political and economic developments and the level of governmental supervision and regulation of securities markets in the respective countries. While the funds' investment in emerging markets debt securities is limited, the yields of these obligations reflect perceived credit risk.

9.  PRINCIPAL MEMBERS

The schedule below shows the number of members each owning 10% or more of a fund and the total percentage of the fund held by such members as of December 31, 2001.

  ----------------------------------------------------------------
  FUND                                      NUMBER  % OF FUND HELD
  ----------------------------------------------------------------
  Multi-Asset                                   1            21
  International Equity                          1            44
  US Equity                                     1            14
  Bond                                          1            11
  Short-Term                                    3            50

From time to time, a fund may have members that hold significant portions of the respective fund's outstanding shares. Investment activities of such members could have a material impact on those funds.

10.  RESTRICTED SECURITIES

Restricted securities that were held by the funds at December 31, 2001, were valued in accordance with the VALUATION OF INVESTMENTS as described in Note 2. Such securities generally may be sold only in a privately negotiated transaction with a limited number of purchasers. Each fund will bear any costs incurred in connection with the disposition of such securities.

Appendix F of the Notes to Financial Statements details each fund's restricted securities at December 31, 2001.

--------------------------------------------------------------------------------

  NOTES TO FINANCIAL STATEMENTS                              DECEMBER 31, 2001

                                   APPENDIX A

                 MONEY MANAGER FEE AS PERCENT OF ASSETS MANAGED
                      FOR THE YEAR ENDED DECEMBER 31, 2001

                                                       EFFECTIVE
                                     MINIMUM  MAXIMUM  FEE RATE

TIFF MULTI-ASSET FUND

Aronson + Partners                   0.10       0.80    0.80
Harding, Loevner Management, LP      0.10       1.50    1.28
Oechsle International Advisors, LLC  0.20       0.60    0.20
Seix Investment Advisors, Inc.       0.10       0.80    0.10
Wellington Management Company, LLP*  0.35       0.45    0.45

TIFF INTERNATIONAL EQUITY FUND

Delaware International Advisers
  Ltd.*                              0.30       0.50    0.50
Harding, Loevner Management, LP      0.10       1.50    0.33
Marathon Asset Management, Ltd.      0.15       1.60    1.60
Oechsle International Advisors, LLC  0.20       1.00    0.20

TIFF US EQUITY FUND

Aronson + Partners                   0.10       0.80    0.80
Martingale Asset Management,
  LP* (a)                            0.05       0.10    0.09
Palo Alto Investors                  0.10       2.00    1.03
Shapiro Capital Management
  Company, Inc.                      0.50       0.95    0.92
Westport Asset Management, Inc.      0.15       2.00    2.00
Sit Investment Associates, Inc.*     0.40       0.65    0.57

TIFF BOND FUND

Atlantic Asset Management, LLC       0.10       0.60    0.11
Seix Investment Advisors, Inc.       0.10       0.80    0.16
Smith Breeden Associates, Inc.       0.10       0.85    0.11

TIFF SHORT-TERM FUND

Fischer Francis Trees &
  Watts, Inc.*                       0.15       0.20    0.18(b)

-------------

  *  Money manager receives a fee that does not include a performance component.
(a)  Money manager receives a fee based on assets of the entire fund.
(b) Money manager has agreed voluntarily to waive a portion of its fee, and the effective rate is after such waiver.

--------------------------------------------------------------------------------

  NOTES TO FINANCIAL STATEMENTS                              DECEMBER 31, 2001

                                   APPENDIX B

            OPEN FORWARD CURRENCY CONTRACTS AS OF DECEMBER 31, 2001

                                                  US DOLLAR          FOREIGN CURRENCY    UNREALIZED APPRECIATION/
 CONTRACTS            DESCRIPTION            RECEIVABLE/(PAYABLE)  RECEIVABLE/(PAYABLE)       (DEPRECIATION)

             MULTI-ASSET FUND

             SELL CONTRACTS -- FORWARDS
100,542,000  Japanese Yen 3/12/02                $   798,586            $ (769,872)              $ 28,714
                                                                                                 --------
                                                                                                 $ 28,714
                                                                                                 ========

             INTERNATIONAL EQUITY FUND

             BUY CONTRACTS -- FORWARDS
  3,588,660  Euro 3/20/02                         (3,236,971)            3,185,655               $(51,316)

             SELL CONTRACTS -- FORWARDS
112,947,725  Japanese Yen 3/12/02                    889,037              (864,865)                24,172
                                                                                                 --------
                                                                                                 $(27,144)
                                                                                                 ========

--------------------------------------------------------------------------------

  NOTES TO FINANCIAL STATEMENTS                              DECEMBER 31, 2001

                                   APPENDIX C

                 OPEN FUTURES CONTRACTS AS OF DECEMBER 31, 2001

                                                                              UNREALIZED
NUMBER OF                                      COST/         VALUE AT       APPRECIATION/
CONTRACTS                TYPE               (PROCEEDS)   DECEMBER 31, 2001  (DEPRECIATION)

            MULTI-ASSET FUND

            LONG FUTURES CONTRACTS
     38     March 2002 British Pound        $ 3,436,625     $ 3,440,425       $   3,800
     47     March 2002 FTSE 100 Index         3,525,513       3,564,503          38,990
     45     March 2002 Japanese Yen           4,438,125       4,291,312        (146,813)
    282     March 2002 Nikkei 300 Index       4,389,440       4,389,440               0
     25     March 2002 S&P 500 Index          7,120,000       7,182,500          62,500
                                                                              ---------
                                                                                (41,523)
                                                                              ---------

            SHORT FUTURES CONTRACTS
            March 2002 10-year US Treasury
      7     Notes                              (745,172)       (735,984)          9,188
                                                                              ---------
                                                                              $ (32,335)
                                                                              =========

            INTERNATIONAL EQUITY FUND

            LONG FUTURES CONTRACTS
      7     March 2002 British Pound            633,063         633,763       $     700
     16     March 2002 DAX Index              1,803,239       1,847,937          44,698
     35     January 2002 CAC 40               1,414,691       1,445,076          30,385
      8     March 2002 FTSE 100 Index           600,087         606,724           6,637
     64     March 2002 Japanese Yen           6,312,800       6,103,200        (209,600)
    403     March 2002 Nikkei 300 Index       6,243,217       6,272,852          29,635
                                                                              ---------
                                                                              $ (97,545)
                                                                              =========

            US EQUITY FUND

            LONG FUTURES CONTRACTS
     31     March 2002 S&P 500 Index          8,848,978       8,948,453       $  99,475
                                                                              =========

            BOND FUND

            LONG FUTURES CONTRACTS
            March 2002 2-year US Treasury
     45     Notes                             9,399,740       9,404,297       $   4,557
     23     March 2002 10-year US Agency      2,365,409       2,311,500         (53,909)
      4     March 2002 Eurodollar               970,400         980,250           9,850
      1     March 2003 Eurodollar               237,000         239,225           2,225
      1     March 2004 Eurodollar               235,125         235,325             200
      1     March 2005 Eurodollar               234,175         234,300             125
      1     March 2006 Eurodollar               233,600         233,805             205
      1     March 2007 Eurodollar               233,250         233,312              62
      1     March 2008 Eurodollar               232,975         232,888             (87)
     10     June 2002 Eurodollar              2,420,125       2,441,500          21,375
      1     June 2003 Eurodollar                236,337         237,662           1,325
      1     June 2004 Eurodollar                234,813         234,975             162
      1     June 2005 Eurodollar                233,988         234,113             125
      1     June 2006 Eurodollar                233,487         233,613             126
      1     June 2007 Eurodollar                233,175         233,200              25
      1     June 2008 Eurodollar                232,900         232,775            (125)
     35     September 2002 Eurodollar         8,470,349       8,494,774          24,425
      1     September 2003 Eurodollar           235,838         236,500             662
      1     September 2005 Eurodollar           233,813         233,938             125
      3     September 2006 Eurodollar           704,400         700,575          (3,825)
      1     September 2007 Eurodollar           233,100         233,100               0
      1     December 2002 Eurodollar            237,600         240,863           3,263

--------------------------------------------------------------------------------

  NOTES TO FINANCIAL STATEMENTS                              DECEMBER 31, 2001

                             APPENDIX C (CONTINUED)

                                                                            UNREALIZED
NUMBER OF                                    COST/          VALUE AT        APPRECIATION/
CONTRACTS              TYPE                 (PROCEEDS)   DECEMBER 31, 2001  (DEPRECIATION)
      1     December 2003 Eurodollar        $   235,300     $   235,638       $     338
      1     December 2004 Eurodollar            234,200         234,313             113
      1     December 2005 Eurodollar            233,538         233,663             125
      1     December 2006 Eurodollar            233,150         233,263             113
      1     December 2007 Eurodollar            232,875         232,838             (37)
            March 2002 5-year US Treasury
     23     Notes                             2,415,875       2,434,049          18,174
                                                                              ---------
                                                                                 29,717
                                                                              ---------

            SHORT FUTURES CONTRACTS
            March 2002 5-year US Treasury
     37     Notes                            (3,911,063)     (3,915,639)         (4,576)
            March 2002 2-year US Treasury
     24     Notes                            (5,031,375)     (5,015,625)         15,750
            March 2002 10-year US Treasury
    112     Notes                           (11,840,601)    (11,775,750)         64,851
     29     March 2002 US Treasury Bond      (2,990,414)     (2,944,406)         46,008
                                                                              ---------
                                                                                122,033
                                                                              ---------
                                                                              $ 151,750
                                                                              =========

            SHORT-TERM FUND

            LONG FUTURES CONTRACTS
     45     June 2002 Eurodollar             10,957,668      10,986,750       $  29,082
                                                                              =========

--------------------------------------------------------------------------------

  NOTES TO FINANCIAL STATEMENTS                              DECEMBER 31, 2001

                                   APPENDIX D

         WRITTEN OPTION CONTRACTS FOR THE YEAR ENDED DECEMBER 31, 2001

                                            NUMBER OF
BOND FUND                                   CONTRACTS   PREMIUMS

Outstanding at beginning of year                 --     $     --
Options Written                                  23        9,126
                                               ----     --------
Outstanding at end of year                       23     $  9,126
                                               ====     ========

                                            NUMBER OF     FAIR
OPEN POSITIONS AT DECEMBER 31, 2001:        CONTRACTS    VALUE

June 2002 Eurodollar                             23     $ 55,344
                                               ====     ========

--------------------------------------------------------------------------------

  NOTES TO FINANCIAL STATEMENTS                              DECEMBER 31, 2001

                                   APPENDIX E

                           CAPITAL SHARE TRANSACTIONS

                           YEAR ENDED DECEMBER 31, 2001    YEAR ENDED DECEMBER 31, 2000
MULTI-ASSET FUND             SHARES          AMOUNT          SHARES          AMOUNT
             Shares Sold    1,321,764     $ 15,566,993      1,387,589     $ 18,678,040
       Shares Reinvested      177,403        2,022,733      1,604,120       19,672,360
          Exit/Entry Fee           --          144,935             --          413,462
                           ----------     ------------     ----------     ------------
                Subtotal    1,499,167       17,734,661      2,991,709       38,763,862
         Shares Redeemed   (1,170,150)     (13,663,899)    (3,133,532)     (41,688,185)
                           ----------     ------------     ----------     ------------
  Net Increase (Decrease)     329,017     $  4,070,762       (141,823)    $ (2,924,323)
                           ----------     ------------     ----------     ------------

                            YEAR ENDED DECEMBER 31, 2001    YEAR ENDED DECEMBER 31, 2000
INTERNATIONAL EQUITY FUND     SHARES          AMOUNT          SHARES          AMOUNT
             Shares Sold       723,422     $  6,992,908        377,948     $  4,859,666
       Shares Reinvested       306,272        2,725,006      1,024,149       11,325,565
          Exit/Entry Fee            --          153,753             --          347,376
                            ----------     ------------     ----------     ------------
                Subtotal     1,029,694        9,871,667      1,402,097       16,532,607
         Shares Redeemed    (1,464,571)     (15,172,779)    (3,450,838)     (42,790,054)
                            ----------     ------------     ----------     ------------
            Net Decrease      (434,877)    $ (5,301,112)    (2,048,741)    $(26,257,447)
                            ----------     ------------     ----------     ------------

                           YEAR ENDED DECEMBER 31, 2001    YEAR ENDED DECEMBER 31, 2000
US EQUITY FUND                SHARES          AMOUNT          SHARES          AMOUNT
             Shares Sold       745,549     $  8,938,727      1,181,993     $ 18,582,924
       Shares Reinvested        30,588          354,032      2,303,110       29,711,450
          Exit/Entry Fee            --           69,000             --          132,377
                            ----------     ------------     ----------     ------------
                Subtotal       776,137        9,361,759      3,485,103       48,426,751
         Shares Redeemed    (1,505,550)     (18,747,572)    (2,537,425)     (39,627,703)
                            ----------     ------------     ----------     ------------
  Net Increase (Decrease)     (729,413)    $ (9,385,813)       947,678     $  8,799,048
                            ----------     ------------     ----------     ------------

                           YEAR ENDED DECEMBER 31, 2001    YEAR ENDED DECEMBER 31, 2000
BOND FUND                     SHARES          AMOUNT          SHARES          AMOUNT
             Shares Sold     3,352,060     $ 34,119,149      2,763,809     $ 26,242,792
       Shares Reinvested       816,978        8,318,337        821,360        7,942,663
                            ----------     ------------     ----------     ------------
                Subtotal     4,169,038       42,437,486      3,585,169       34,185,455
         Shares Redeemed    (7,720,589)     (78,218,559)    (2,682,798)     (25,446,225)
                            ----------     ------------     ----------     ------------
  Net Increase (Decrease)   (3,551,551)    $(35,781,073)       902,371     $  8,739,230
                            ----------     ------------     ----------     ------------

                           YEAR ENDED DECEMBER 31, 2001    YEAR ENDED DECEMBER 31, 2000
SHORT-TERM FUND               SHARES          AMOUNT          SHARES          AMOUNT
             Shares Sold    11,121,577     $111,132,828      7,611,184     $ 75,748,140
       Shares Reinvested       454,142        4,557,571        457,359        4,552,804
                            ----------     ------------     ----------     ------------
                Subtotal    11,575,719      115,690,399      8,068,543       80,300,944
         Shares Redeemed    (9,888,838)     (98,839,840)    (9,413,068)     (93,726,034)
                            ----------     ------------     ----------     ------------
  Net Increase (Decrease)    1,686,881     $ 16,850,559     (1,344,525)    $(13,425,090)
                            ----------     ------------     ----------     ------------

--------------------------------------------------------------------------------

  NOTES TO FINANCIAL STATEMENTS                              DECEMBER 31, 2001

                                   APPENDIX F

                 RESTRICTED SECURITIES AS OF DECEMBER 31, 2001

The following restricted securities were held by the funds as of December 31, 2001, and were valued in accordance with the VALUATION OF INVESTMENTS as described in Note 2. Such securities generally may be sold only in a privately negotiated transaction with a limited number of purchasers. Each fund will bear any costs incurred in connection with the disposition of such securities.

                                     INVESTMENT                           DATE OF ACQUISITION      COST

MULTI-ASSET FUND                     Farallon Capital Partners, LP            04/01/1995        $7,746,138
                                     Lone Redwood, LP                         12/31/1997         1,563,746
                                     OZ Domestic Partners, LP                 12/31/2001         5,000,000
                                     The Value Realization Fund, LP           06/01/1996         7,797,935

INTERNATIONAL EQUITY FUND            PT Bank Universal (Indonesia)            11/23/1999                 0
                                     PT Bank Universal Certificate of
                                     Entitlement                              11/23/1999                 0

US EQUITY FUND                       Adage Capital Partners, LP               12/31/2001        27,500,000
                                     Gotham Partners, LP                      12/31/1996           973,105

                                     Cable & Wireless Optus Ltd. 8%,
BOND FUND                            06/22/10                                 03/09/2001           300,263

At December 31, 2001, the aggregate market value of restricted securities was:
Multi-Asset Fund -- $40,969,403 (19.7% of net assets); International Equity Fund -- $0 (0.0%); US Equity Fund -- $28,952,236 (13.3%); Bond Fund -- $295,233
(0.2%).

--------------------------------------------------------------------------------

  REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors and Shareholders of TIFF Investment Program, Inc.

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of TIFF Multi-Asset Fund, TIFF International Equity Fund, TIFF US Equity Fund, TIFF Bond Fund, and TIFF Short-Term Fund (constituting the TIFF Investment Program, Inc., hereafter referred to as the "funds"), at December 31, 2001, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2001, by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts

February 19, 2002

--------------------------------------------------------------------------------

  DIRECTORS AND PRINCIPAL OFFICERS

  ---------------------------------------------------------------------------------------------------------------------
  NAME (AGE)                      POSITION         LENGTH OF           PRINCIPAL OCCUPATION            OTHER
  ADDRESS                         WITH FUND        SERVICE (A)         FOR LAST FIVE YEARS             DIRECTORSHIPS
  ---------------------------------------------------------------------------------------------------------------------
  DISINTERESTED DIRECTORS
  Harry N. Hoffman III (46)       Director         1 year              chief investment                none
  Chief Investment Officer                                             officer
  Mayo Foundation
  200 First Street SW
  Rochester, MN 55905
  Sheryl Johns (45)               Director         5 years             chief financial officer         none
  VP, Treasurer, and CFO
  Houston Endowment Inc.
  600 Travis, Suite 6400
  Houston, TX 77002
  William H. McLean (46)          Director         1 year              chief investment                none
  VP and Chief Investment                                              officer
  Officer
  Northwestern University
  Investment Office --
  Room 1-209
  Evanston, IL 60208
  Fred B. Renwick (71)            Chair            9 years             finance professor               Zurich-Scudder
  Professor Emeritus
  Stern School of Business
  New York University
  44 West 4th Street,
  Suite 9-190
  New York, NY 10012
  PRINCIPAL OFFICERS AND
  INTERESTED DIRECTORS
  David A. Salem (45)(b)          President        8 years             chief executive officer         none
  TIFF
  2405 Ivy Road
  Charlottesville, VA 22903
  Esther Cash (44)                Vice President   8 years             investment operations           none
  TIFF
  2405 Ivy Road
  Charlottesville, VA 22903
  Thomas N. Felker (43)           Vice President   4 years             portfolio management            none
  TIFF
  2405 Ivy Road
  Charlottesville, VA 22903
  William E. Vastardis (46)       Treasurer        8 years             fund administrator              none
  Investors Capital
  Services, Inc.
  33 Maiden Lane, 4th Floor
  New York, NY 10038

-------------

(a) Each director serves until the date that director resigns, retires, or is removed by the board of directors or shareholders in accordance with the Articles of Incorporation.
(b) Mr. Salem is deemed to be an "interested director" because he serves as president of Foundation Advisers, Inc., the mutual funds' advisor.

--------------------------------------------------------------------------------

                            TIFF INVESTMENT PROGRAM

ADVISOR
Foundation Advisers, Inc.
2405 Ivy Road
Charlottesville, VA 22903
PHONE    (434) 817-8200
FAX      (434) 817-8231

CUSTODIAN
ACCOUNTING AGENT
TRANSFER AGENT
DIVIDEND DISBURSING AGENT
Investors Bank & Trust Company
200 Clarendon Street
Boston, MA 02116

FUND ADMINISTRATOR
Investors Capital Services, Inc.
33 Maiden Lane, 4th Floor
New York, NY 10038

FUND DISTRIBUTOR
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, WI 53202

LEGAL COUNSEL
Dechert
1500 K Street, N.W.
Washington, DC 20005

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
160 Federal Street
Boston, MA 02110

MONEY MANAGERS

TIFF MULTI-ASSET FUND
Aronson + Partners
Canyon Capital Management, LP
Farallon Capital Management, LLC
Harding, Loevner Management, LP
Lone Pine Capital LLC
Oechsle International Advisors, LLC
Och-Ziff Capital Management Group
Seix Investment Advisors, Inc.
Wellington Management Company, LLP

TIFF INTERNATIONAL EQUITY FUND
Delaware International Advisers Ltd.
Harding, Loevner Management, LP
Marathon Asset Management, Ltd.
Oechsle International Advisors, LLC

TIFF US EQUITY FUND
Adage Capital Management, LP
Aronson + Partners
Martingale Asset Management, LP
Palo Alto Investors
Shapiro Capital Management Company, Inc.
Sit Investment Associates, Inc.
Westport Asset Management, Inc.

TIFF BOND FUND
Atlantic Asset Management, LLC
Seix Investment Advisors, Inc.
Smith Breeden Associates, Inc.

TIFF SHORT-TERM FUND
Fischer Francis Trees & Watts, Inc.